As filed with the Securities and Exchange Commission on June 30, 2025

Registration No.333-

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No. ☐

Post-Effective Amendment No. ☐

WORLD FUNDS TRUST

(Exact Name of Registrant as Specified in Charter)

8730 Stony Point Parkway, Suite 205
Richmond, VA 23235

(Address of Principal Executive Offices)

(804) 267-7400

(Registrant’s Telephone Number)

The Corporation Trust Co.

Corporation Trust Center, 1209 Orange St.

Wilmington, DE 19801

(Name and Address of Agent for Service)

With Copy to:

John H. Lively

Practus, LLP

11300 Tomahawk Creek Pkwy., Suite 310

Leawood, KS 66211

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective under the Securities Act of 1933, as amended.

Title of Securities Being Registered:  Shares of LDR Real Estate Value-Opportunity Fund

No filing fee is required because the Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended, pursuant to which it has previously registered an indefinite number of shares.

It is proposed that this filing will become effective on July 31, 2025 pursuant to Rule 488 under the Securities Act of 1933, as amended.

NORTHERN LIGHTS FUND TRUST

Altegris/AACA Opportunistic Real Estate Fund
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

(631) 490-4300

July 31, 2025

Dear Valued Shareholder:

A Special Meeting of Shareholders of the Altegris/AACA Opportunistic Real Estate Fund (the “Target Fund”), a series of Northern Lights Fund Trust (“NLFT”), will be held at the offices of Ultimus Fund Solutions, LLC located at 225 Pictoria Drive, Suite 450, Cincinnati, OH 45246, on September 10, 2025 at 10:00 a.m. Eastern time (the “Special Meeting”). The Special Meeting has been called to vote on a proposal to reorganize the Target Fund into the LDR Real Estate Value-Opportunity Fund LDR (the “Acquiring Fund”), a series of World Funds Trust (the “WFT”) (the “Reorganization”).

If the Agreement and Plan of Reorganization (the “Plan”) between NLFT, on behalf of the Target Fund, and WFT, on behalf of the Acquiring Fund, regarding the Reorganization is approved by shareholders of the Target Fund and the Reorganization is completed, the Plan provides for: (i) the acquisition of the assets and assumption of the liabilities of the Target Fund by the Acquiring Fund in exchange for shares of the Acquiring Fund of equal value to the net assets of the Target Fund; (ii) the pro rata distribution of such shares to the shareholders of the Target Fund; and (iii) the complete liquidation and dissolution of the Target Fund, all upon the terms and conditions set forth in the Plan. The Target Fund would then be dissolved.

The shares of the applicable Acquiring Fund you receive will have the same aggregate net asset value as that of your shares of the corresponding Acquired Fund at the time of the Reorganization. Shares will be exchanged as follows:

Target Fund		Acquiring Fund
Class A	→	Platform Shares
Class C	→	Platform Shares
Class I	→	Institutional Shares

The Acquiring Fund is a series of WFT that commenced operations on December 16, 2002, as a series of the Trust, and prior to that date, operated as a partnership beginning on December 1, 1999. The Reorganization generally is not expected to result in the recognition of gain or loss by the Target Fund or its shareholders for federal income tax purposes. If the shareholders of the Target Fund do not approve the Reorganization, then the Reorganization will not be implemented and the Board of Trustees of NLFT (the “Board”) will consider, based in part upon the recommendation of the Target Fund’s investment adviser Altegris Advisors, LLC (“Altegris Advisors”), additional actions with respect to the Target Fund, including a possible reorganization into another fund complex, the possible liquidation of the Target Fund or the possible continuation of the Target Fund.

If the Reorganization is approved by shareholders of the Target Fund:

•	LDR Capital Management, LLC (“LDR”) will continue to serve as the investment adviser for the Acquiring Fund. Altegris Advisors will not be involved in the management of the Acquiring Fund.

•	American Assets Capital Advisers, LLC (“AACA”) will serve as the sub-adviser to the Acquiring Fund, if approved by shareholders of the Acquiring Fund. Burland B. East III, one of the Portfolio Managers for the Target Fund, will join the team of Portfolio Managers of the Acquiring Fund. The other Portfolio Manager of the Target Fund, Creede Murphy, will not stay on as a Portfolio Manager of the Acquiring Fund.

•	Target Fund shareholders will become shareholders of the Acquiring Fund. The Target Fund and the Acquiring Fund have similar investment objectives and similar principal investment strategies and policies. The investment objectives, principal investment strategies, principal risks, and policies of the Target Fund and the Acquiring Fund are further described in the attached Proxy Statement/Prospectus.

After being presented with Altegris Advisor’s reasoning and recommendation for the Reorganization, and careful consideration, for the reasons discussed in the attached Proxy Statement/Prospectus, the Board has approved the Reorganization and the solicitation of the Target Fund’s shareholders with respect to the Plan. The Board recommends that you cast your vote FOR the proposed Reorganization.

The attached Proxy Statement/Prospectus is designed to give you more information about the proposal. If you have any questions regarding the proposal to be voted on, please do not hesitate to call the number listed on the enclosed proxy card. If you were a shareholder of record of the Target Fund as of the close of business on June 24, 2025, the record date for the Special Meeting, you are entitled to vote on the proposal at the Special Meeting and at any adjournment thereof. While you are, of course, welcome to join us at the Special Meeting, we expect that most shareholders will cast their votes by filling out and signing the enclosed proxy card.

Whether or not you are planning to attend the Special Meeting, we need your vote. Please submit your vote via the options listed on your proxy card. You can mark, sign and date the enclosed proxy card and promptly return it in the enclosed, postage-paid envelope so that the maximum number of shares may be voted. You should follow the enclosed instructions on your proxy card as to how to vote, which includes calling the toll-free number on your proxy card to vote by telephone. You may revoke your proxy before it is exercised at the Special Meeting, either by writing to the Secretary of NLFT at the address noted in the Proxy Statement/Prospectus or in person at the time of the Special Meeting. A prior proxy can also be revoked by voting your proxy at a later date through the toll-free number or the Internet website address listed in the enclosed voting instructions or submitting a later dated proxy card.

If you have any questions about the proposal or the voting instructions, you may call Okapi Partners, LLC, our proxy solicitation firm, toll-free at 877-285-5990. Representatives are available weekdays from 9:00 a.m. to 11:00 p.m. Eastern time.

Thank you for taking the time to consider this important proposal and for your continuing investment in the Altegris/AACA Opportunistic Real Estate Fund.

Sincerely,

Kevin Wolf

President

NORTHERN LIGHTS FUND TRUST

Altegris/AACA Opportunistic Real Estate Fund
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

(631) 490-4300

NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
TO BE HELD SEPTEMBER 10, 2025

Northern Lights Fund Trust, a Delaware statutory trust (“NLFT”), will hold a Special Meeting of Shareholders (the “Special Meeting”) of the Altegris/AACA Opportunistic Real Estate Fund, an existing series of NLFT (the “Target Fund”), at the offices of Ultimus Fund Solutions, LLC located at 225 Pictoria Drive, Suite 450, Cincinnati, OH 45246, on September 10, 2025, at 10:00 a.m. Eastern time.

At the Special Meeting, you and the other shareholders of the Target Fund will be asked to consider and vote upon the following proposal:

1.	Approval of an Agreement and Plan of Reorganization (the “Plan”) providing for: (i) the acquisition of the assets and assumption of the liabilities of the Target Fund by the LDR Real Estate Value-Opportunity Fund (the “Acquiring Fund”), a series of World Funds Trust, a Delaware statutory trust, in exchange for shares of the Acquiring Fund of equal value to the net assets of the Target Fund; (ii) the pro rata distribution of such shares to the shareholders of the Target Fund; and (iii) the complete liquidation and dissolution of the Target Fund, all upon the terms and conditions set forth in the Plan.

Those present and the appointed proxies also will transact such other business, if any, as may properly come before the Special Meeting or any adjournments or postponements thereof.  Only shareholders of record of the Target Fund at the close of business on June 24, 2025, the record date for this Special Meeting, will be entitled to notice of, and to vote at, the Special Meeting or any postponements or continuations after an adjournment thereof.

As a shareholder, you are asked to attend the Special Meeting either in person or by proxy. If you are unable to attend the Special Meeting in person, we urge you to please submit your vote via the options listed on your proxy card. You may vote by completing, dating and signing your proxy card and mailing it in the enclosed postage prepaid envelope, or by calling the toll-free number on your proxy card to vote by telephone. Your prompt voting by proxy will help assure a quorum at the Special Meeting. Voting by proxy will not prevent you from voting your shares in person at the Special Meeting. You may revoke your proxy before it is exercised at the Special Meeting, either by writing to the Secretary of NLFT at the address noted in the Proxy Statement/Prospectus or in person at the time of the Special Meeting. A prior proxy can also be revoked by voting your proxy at a later date through the toll-free number or the Internet website address listed in the enclosed voting instructions or submitting a later dated proxy card.

By Order of the Board of Trustees of Northern Lights Fund Trust

Kevin Wolf

President

Important Notice Regarding the Availability of Proxy Materials for the Special Meeting of Shareholders to be Held on September 10, 2025, or any adjournment or postponement thereof. This Notice and Proxy Statement and Prospectus are available on the Internet at www.OkapiVote.com/Altegris. On this website, you will be able to access this Notice, the Proxy Statement and Prospectus, any accompanying materials and any amendments or supplements to the foregoing material that are required to be furnished to shareholders. We encourage you to access and review all of the important information contained in the proxy materials before voting.

IMPORTANT — We urge you to sign and date the enclosed proxy card and return it in the enclosed addressed envelope, which requires no postage and is intended for your convenience. You also may vote in person at the time and at the address indicated on your proxy card; through the Internet, by visiting the website address on your proxy card or by telephone using the toll-free number on your proxy card. Your prompt vote may save the Acquired Fund the necessity of further solicitations to ensure a quorum at the Special Meeting.

YOUR VOTE IS IMPORTANT NO MATTER HOW MANY SHARES YOU OWN

To assure your representation at the Special Meeting, please complete the enclosed proxy and return it promptly in the accompanying envelope, vote online at the website listed on your proxy card, or vote by calling the number listed on your proxy card, whether or not you expect to be present at the Special Meeting. If you attend the Special Meeting, you may revoke your proxy and vote your shares at the Special Meeting.

IF YOU SIGN, DATE AND RETURN THE PROXY CARD BUT GIVE NO INSTRUCTIONS, YOUR SHARES WILL BE VOTED “FOR” THE PROPOSAL DESCRIBED ABOVE.

To avoid the additional expense of further solicitation, we ask for your cooperation in voting promptly. In addition to the solicitation of proxies by mail, you may receive a call from a representative of Okapi Partners LLC or from the Target Fund if your vote is not received.

INSTRUCTIONS FOR VOTING BY TOUCH-TONE TELEPHONE OR VIA THE INTERNET

(1)	Read the Proxy Statement/Prospectus and have your Proxy Card handy.
(2)	Call the toll-free number or visit the website indicated on your Proxy Card.
(3)	Enter the number found in the shaded box on the front of your Proxy Card.
(4)	Follow the recorded or online instructions to cast your vote.

NORTHERN LIGHTS FUND TRUST

Altegris/AACA Opportunistic Real Estate Fund
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

(631) 490-4300

Summary

We recommend that you read the complete Proxy Statement/Prospectus.  The following Questions and Answers provide an overview of the key features of the reorganization of the Altegris/AACA Opportunistic Real Estate Fund (the “Target Fund”) into the LDR Real Estate Value-Opportunity Fund (the “Acquiring Fund”), a series of World Funds Trust, and of the information contained in this Proxy Statement/Prospectus. The Target Fund and the Acquiring Fund are referred to collectively herein as the “Funds.”

Q.	What is this document and why did you send it to me?

A.

The attached document is a proxy statement to solicit votes from shareholders of the Target Fund, a series of Northern Lights Fund Trust (“NLFT”), at the special meeting of the Target Fund’s shareholders (“Special Meeting”), and a registration statement for the Acquiring Fund, a series of World Funds Trust (“WFT”). This combined proxy/registration statement is referred to below as the “Proxy Statement/Prospectus.”

The Proxy Statement/Prospectus is being provided to you by NLFT in connection with the solicitation of proxies to vote to approve an Agreement and Plan of Reorganization between NLFT and WFT (the form of which is attached as Appendix A) (the “Plan”) regarding the proposed reorganization of the Target Fund into the Acquiring Fund (the “Reorganization”). The Proxy Statement/Prospectus contains the information that shareholders of the Target Fund should know before voting on this proposal.

Approval of the shareholders of the Target Fund is needed to proceed with the proposal. The Special Meeting will be held on September 10, 2025, to consider the proposal. If the shareholders of the Target Fund do not approve the Reorganization, then the Reorganization will not be implemented and the Board of Trustees of NLFT (the “Board”) will consider what further actions to take, including a possible reorganization into another fund complex, the possible liquidation of the Target Fund or the possible continuation of the Target Fund. We are sending this document to you for your use in deciding whether to approve the Reorganization. This document includes a Notice of Special Meeting of Shareholders, the Proxy Statement/Prospectus and a proxy card.

Q.	How will the Reorganization be effected?

A.

Assuming the Target Fund shareholders approve the Reorganization, the Target Fund will transfer all of its assets to the Acquiring Fund in exchange for (a) shares of the Acquiring Fund, and (b) the Acquiring Fund’s assumption of all of the liabilities of the Target Fund.

Upon the closing of the Reorganization, the Target Fund shareholders will receive shares of the Acquiring Fund. Each shareholder of the Target Fund will receive a number of Acquiring Fund shares, having an aggregate value equal to the aggregate net asset value ("NAV") of the Target Fund shares held by such shareholder, computed as of the close of regular trading on the New York Stock Exchange on the business day immediately prior to the date of the closing of the Reorganization (the “Valuation Time”).

The shares of the applicable Acquiring Fund you receive will have the same aggregate net asset value as that of your shares of the corresponding Acquired Fund at the time of the Reorganization. Shares will be exchanged as follows:

Target Fund		Acquiring Fund
Class A	→	Platform Shares
Class C	→	Platform Shares
Class I	→	Institutional Shares

Q.	Why is the Reorganization being recommended?

A.

The Target Fund’s investment adviser, Altegris Advisors, L.L.C. (“Altegris Advisors”), proposed the Reorganization because it believes that the Reorganization is in the best interests of shareholders of both the Target Fund and the Acquiring Fund. In recommending the Reorganization to the Board of Trustees of NLFT, Altegris Advisors noted that the Acquiring Fund has a lower management fee rate than the Target Fund and that the gross annualized operating expense of the Funds were relatively comparable. Altegris Advisors noted that the Acquiring Fund did not have an expense limitation arrangement in place although, as LDR Capital Management, LLC (“LDR”) has committed to put such an arrangement in place upon the closing of the Reorganization. Altegris Advisors noted that with the expense limitation arrangement that LDR has committed to put in place upon the closing of the Reorganization, the Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements would be, on a pro forma basis, substantially lower than those currently in place for the Target Fund. Further, Altegris Advisors noted that the Acquiring Fund’s investment performance has been better than the Target Fund’s investment performance, and that it believes that the Portfolio Management team of LDR will have the potential to improve long-term performance for the Target Fund shareholders. Altegris Advisors further believes that it is in the best interests of the Target Fund to combine the Target Fund’s assets with the Acquiring with a lower overall expense structure and generally better performance, recognizing that the Acquiring Fund has a longer operating history. For these reasons, Altegris Advisors believes that continuing to operate the Target Fund as currently constituted is not in the long-term best interests of the Target Fund. Altegris Advisors also believes that the Acquiring Fund’s investment objective and strategies make it a compatible fund for a reorganization with the Target Fund. Altegris Advisors also believes that both Funds may benefit from potential operating efficiencies and economies of scale that may be achieved by combining the Funds’ assets in the Reorganization. As a result, Altegris Advisors determined it prudent to recommend the Reorganization to the Board of Trustees of the Trust and shareholders of the Target Fund.

LDR will continue to serve as the investment adviser to the Acquiring Fund. Contemporaneously with this proposal, the Acquiring Fund is soliciting shareholder approval of a proposal to appoint AACA as the sub-adviser to the Acquiring Fund, which has a similar investment objective as the Target Fund. The Target Fund and the Acquiring Fund have substantially similar principal investment strategies and principal risks.

Q.	Will shareholders of the Target Fund have to pay any fees or expenses in connection with the Reorganization?

A.	The direct costs associated with the proposed Reorganization, including the costs associated with the Meeting, will be borne by the Acquiring Fund regardless of whether the Reorganization is completed. No indirect expenses are anticipated as part of the Reorganization.

Q.	Will the Reorganization result in an increase in the fees and expenses that are paid by shareholders?

A.	The Acquiring Fund has a lower management fee, and after giving effect to an expense limitation arrangement that LDR will put in place upon the closing of the Reorganization, the net operating expenses of the Acquiring Fund are substantially lower than those of the Target Fund.

Q.	Do the Funds have similar investment strategies and risks?

A.	The Acquiring Fund has a similar investment objective, and substantially similar principal investment strategies and principal risks as the Target Fund. For additional information, please refer to section I.C.

Q.	Who is on the portfolio management teams of the Target Fund and Acquiring Fund, and who will manage the Fund after the Reorganization?

A.	Altegris Advisors serves as the investment adviser and AACA serves as the sub-adviser to the Target Fund. The portfolio management of the Target Fund is comprised of Burland B. East III and Creede Murphy. It is anticipated that AACA will also serve as sub-adviser to the Acquiring Fund if approved by the shareholders of the Acquiring Fund, and Burland B. East III of AACA will serve as a portfolio manager on the team of Portfolio Managers of the Acquiring Fund. The Acquiring Fund’s portfolio management team is comprised of Larry Raiman and Jennifer Yap, each of whom is associated with LDR and each of whom will continue to serve as Portfolio Managers of the Acquiring Fund after the Reorganization. After the Reorganization, LDR will retain investment discretion for the Acquiring Fund.

Q.	Will the Reorganization constitute a taxable event for the Target Fund shareholders?

A.	You will not recognize gain or loss for federal income tax purposes as a result of the Reorganization.

Q.	Will the value of my investment change as a result of the approval of the proposed Reorganization?

A.	Shareholders of the Target Fund will receive a number of Acquiring Fund shares equal in value to the aggregate NAV of the Target Fund shares. In the Reorganization of the Target Fund, of which you hold shares, you will receive shares of the Acquiring Fund (of a similar class as your shares of the Target Fund held immediately prior to the Reorganization) equal in aggregate value at the time of the exchange to the aggregate value of your shares of the Target Fund. The Reorganization will not affect the value of your investment at the time of Reorganization and your interest in the Acquiring Fund will not be diluted. The Reorganization of the Target Fund generally is not expected to result in the recognition of material gain or loss by Target Fund or its shareholders for federal income tax purposes.

Q.	What vote is required to approve the proposed Reorganization?

A.	The approval of the proposed Reorganization requires the affirmative vote of a majority of the outstanding voting securities of the Target Fund. The “vote of a majority of the outstanding voting securities” is defined in the Investment Company Act of 1940, as amended (the “1940 Act”), as the vote of (i) 67% or more of the Target Fund shares present at the Meeting, if the holders of more than 50% of the outstanding shares of the Target Fund are present in person or represented by proxy, or (ii) more than 50% of the outstanding shares of the Target Fund, whichever is less.

Q.	How does the Board recommend that shareholders vote on the Reorganization?

A.	After careful consideration, the Board has determined that the Reorganization is in the best interests of the Target Fund and that the interests of the Target Fund’s existing shareholders will not be diluted as a result of the Reorganization. Accordingly, the Board recommends that shareholders vote FOR the proposal to approve the Plan and the Reorganization.

Q.	What will happen if the required shareholder approval is not obtained?

A.	In the event that shareholders of the Target Fund do not approve the Reorganization, the Board will consider potential courses of action, including a possible reorganization into another fund complex, the possible liquidation of the Target Fund or the possible continuation of the Target Fund.

Q.	When would the proposed Reorganization be effective?

A.	If approved, the Reorganization is expected to occur as soon as reasonably practicable after shareholder approval is obtained.

Q.	How can I vote?

A.

You can vote in any one of four ways:

•       by mail, by sending the enclosed proxy card, signed and dated;

•       by phone, by calling one of the toll-free numbers listed on your proxy card for an automated touchtone voting line or to speak with a live operator;

•       via the Internet by following the instructions set forth on your proxy card; or

•       in person, by attending the Meeting.

Whichever method you choose, please take the time to read the full text of the enclosed Proxy Statement/Prospectus before you vote.

Q.	Whom should I call for additional information about the Proxy Statement/Prospectus?

A.	Please call Okapi Partners LLC the Fund’s proxy solicitor, toll free at (877-285-5990), weekdays from 9:00 a.m. to 11:00 p.m. Eastern time.

COMBINED PROXY STATEMENT AND PROSPECTUS

FOR THE REORGANIZATION OF

Altegris/AACA Opportunistic Real Estate Fund

a series of Northern Lights Fund Trust

225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

(631) 490-4300

INTO

LDR Real Estate Value-Opportunity Fund

a series of World Funds Trust

8730 Stony Point Parkway, Suite 205

Richmond, Virginia 23235

July 31, 2025

This Combined Proxy Statement and Prospectus (the “Proxy Statement/Prospectus”) is being sent to you in connection with the solicitation of proxies by the Board of Trustees (the “Board”) of Northern Lights Fund Trust (“NLFT”) for use at a Special Meeting of Shareholders (the “Special Meeting”) of Altegris/AACA Opportunistic Real Estate Fund, a series of NLFT (the “Target Fund”), to be held at the offices of NLFT, located at 225 Pictoria Drive, Suite 450, Cincinnati, OH 4546 on September 10, 2025, at 10:00 a.m. Eastern time. At the Special Meeting, you and the other shareholders of the Target Fund will be asked to consider and vote upon the following proposal:

1.	Approval of an Agreement and Plan of Reorganization (the “Plan”) providing for: (i) the acquisition of the assets and assumption of the liabilities of the Target Fund by the LDR Real Estate Value-Opportunity Fund (the “Acquiring Fund”), a series of World Funds Trust, Acquiring Fund in exchange for shares of the Acquiring Fund of equal value to the net assets of the Target Fund; (ii) the pro rata distribution of such shares to the shareholders of the Target Fund; and (iii) the complete liquidation and dissolution of the Target Fund, all upon the terms and conditions set forth in the Plan.

The Target Fund Board has fixed the close of business on June 24, 2025, as the record date (“Record Date”) for the determination of shareholders entitled to notice of and to vote at the Special Meeting and at any adjournment thereof. Shareholders of the Target Fund on the Record Date will be entitled to one vote for each share of the Target Fund held (and a proportionate fractional vote for each fractional share). This Proxy Statement/Prospectus, the enclosed Notice of Special Meeting of Shareholders, and the enclosed proxy card will be mailed on or about July 31, 2025, to all shareholders eligible to vote on the Plan.

For federal income tax purposes, the Reorganization is intended to be structured as a tax-free transaction for the Target Fund, the Acquiring Fund, and the shareholders of the Target Fund. If you remain a shareholder of the Target Fund on the Closing Date (as defined below) of the Reorganization, you will receive shares of the Acquiring Fund.

Shareholders who execute proxies may revoke them at any time before they are voted. Any shareholder giving a proxy may revoke it before it is exercised at the Special Meeting, either by writing to the Secretary of NLFT, at the address noted in the Proxy Statement/Prospectus or in person at the time of the Special Meeting. A prior proxy can also be revoked by voting your proxy at a later date through the toll-free number or the Internet website address listed in the enclosed voting instructions or submitting a later dated proxy card. If your shares are held in the name of a brokerage firm, bank, nominee or other institution, you should provide instructions to your broker, bank, nominee or other institution on how to vote your shares. If you hold your shares in the name of a brokerage firm, bank, nominee or other institution, you must provide a legal proxy from that institution in order to vote your shares in person at the Special Meeting.

The Target Fund is a series of NLFT, an open-end management investment company registered with the U.S. Securities and Exchange Commission (the “SEC”) and organized as a Delaware statutory trust. The Acquiring Fund is a series of WFT, an open-end management investment company registered with the SEC, and also organized as a Delaware statutory trust.

This Proxy Statement/Prospectus includes information about the Plan and the Acquiring Fund that you should know before voting on the Plan, which if approved, would result in your owning shares of the Acquiring Fund after the Reorganization. The following documents each have been filed with the U.S. Securities and Exchange Commission (the “SEC”), and are incorporated herein by reference:

(i) Target Fund Prospectus and SAI dated April 30, 2025, as supplemented, filed with the SEC (File Nos. 333-122917 and 811-21720); and

(ii) Target Fund Annual Report to Shareholders for the fiscal year ended December 31, 2024 filed with the SEC (File No. 811-21720);

(iii) Target Fund Semi-Annual Report to Shareholders for the period ended June 30, 2024 filed with the SEC (File No. 811-21720); and

(iv) Acquiring Fund Prospectus and SAI dated May 1, 2025, filed with the SEC (File Nos. 333-148723 and 811-22172).

The Target Fund’s Prospectus, Statement of Additional Information, and Annual Report to Shareholders are available upon request and without charge by writing to NLFT, by calling 877-772-5838 or visiting https://funds.altegris.com/altegris-aaca-opportunistic-real-estate-fund.

The Acquiring Fund’s Prospectus and Statement of Additional Information, and Annual Report to Shareholders are available without charge by calling (800) 673-0550 or by visiting https://ldrcapitalmgmt.com/mutual-funds-2/.

This Proxy Statement/Prospectus sets forth the basic information you should know before voting on the proposal. You should read it and keep it for future reference. Additional information is set forth in the Statement of Additional Information dated July 31, 2025, relating to this Proxy Statement/Prospectus, which is also incorporated by reference into this Proxy Statement. The Statement of Additional Information is available upon request and without charge by calling at 877-285-5990.

Important Notice Regarding Availability of Proxy Materials for the Meeting to be Held on September 10, 2025. This Proxy Statement/Prospectus is available on the Internet at www.OkapiVote.com/Altegris. If you need any assistance or have any questions regarding the proposal or how to vote your shares, please call Okapi Partners LLC, toll-free at 877-285-5990. Representatives are available Monday through Friday 9:00 a.m. to 11:00 p.m. Eastern Time.

THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES NOR HAS IT PASSED ON THE ACCURACY OR ADEQUACY OF THIS PROXY STATEMENT/PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

The shares offered by this Proxy Statement/Prospectus are not deposits or obligations of any bank and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. An investment in the Acquiring Fund involves investment risk, including the possible loss of principal.

I.	Proposal - To Approve the Agreement and Plan of Reorganization

A.	Overview

The Board has called the Special Meeting to ask shareholders to consider and vote on the proposed reorganization (the “Reorganization”) of the Target Fund into the Acquiring Fund, a series of the World Funds Trust (“WFT”) (the Target Fund and Acquiring Fund are each sometimes referred to below as a “Fund” and, together, as the “Funds”). The Board (including a majority of the independent trustees, meaning those trustees who are not “interested persons” of NLFT as that term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”)) considered the Plan and the Reorganization, and it determined that the Reorganization is in the best interests of the Target Fund and that the interests of the existing shareholders of the Target Fund will not be diluted as a result of the Reorganization. The Board reviewed information regarding and considered the Reorganization at a meeting held on May 20, 2025, and approved the Reorganization on May 20, 2025, subject to the approval of the Target Fund’s shareholders.

The Target Fund is a series of NLFT. Altegris Advisors, L.L.C. (“Altegris Advisors”) serves as the investment adviser to the Target Fund. American Assets Capital Advisers, LLC (“AACA”) serves as the Target Fund’s sub-adviser and provides day-to-day portfolio management services to the Target Fund’s portfolio. LDR Capital Management, LLC (“LDR”) serves as the Acquiring Fund’s investment adviser and AACA will serve as the Acquiring Fund’s sub-adviser if approved by the Shareholders of the Acquiring Fund. Altegris Advisors will not be involved in the management of the Acquiring Fund. Altegris Advisors has recommended that the Target Fund be reorganized into the Acquiring Fund.

The Target Fund and the Acquiring Fund have compatible investment objectives and fundamental investment policies. The Acquiring Fund also has certain strategies that are similar and compatible with those of the Target Fund. The Target Fund and the Acquiring Fund, however, employ certain differing investment strategies to achieve their respective objectives, as discussed in more detail below.

NLFT is a multiple series trust that offers a number of portfolios managed by separate investment advisers and/or sub-advisers. WFT is not affiliated with NLFT or Altegris Advisors.

NLFT and WFT are each governed by separate, different Boards of Trustees. The services providers utilized for the Target Fund and the Acquiring Fund are set forth below:

	Target Fund	Acquiring Fund
Administrators, Fund Accounting, and Transfer Agent	Ultimus Fund Solutions, LLC 4221 North 203rd St, Suite 100 Elkhorn, NE 68022	Commonwealth Fund Services, LLC 8730 Stony Point Pkwy, Suite 205 Richmond, VA 23235
Distributor	NLFT Distributors, LLC 4221 North 203rd St, Suite 100 Elkhorn, NE 68022	Foreside Fund Services, LLC Three Canal Plaza, Suite 100 Portland, ME 04101
Independent Registered Public Accounting Firm	Deloitte & Touche LLP 695 Town Center Drive, Suite 1000 Costa Mesa, CA 92626	Tait, Weller & Baker LLP Two Liberty Place 50 S. 16th Street, Suite 2900 Philadelphia, PA 19102
Custodian	JP Morgan Chase Bank, N.A. 270 Park Avenue New York, NY 10017	UMB Bank, N.A. 928 Grand Blvd., 5th Floor Kansas City, MO 64106
Legal Counsel	Thompson Hine LLP 41 South High Street, Suite 1700 Columbus, Ohio 43215	Practus, LLP 11300 Tomahawk Creek Pkwy., Suite 310 Leawood, KS 66211

NLFT and WFT anticipate that the Reorganization will constitute a “reorganization” within the meaning of Section 368(a) of the Internal Revenue Code of 1986, as amended (the “Code”). The closing of the Reorganization is conditioned upon the receipt by NLFT and WFT of an opinion to such effect from tax counsel to WFT. If the Reorganization so qualifies, the Target Fund and its shareholders generally are not expected to recognize any gain or loss for federal income tax purposes on the transfer of its assets, the assumption of its liabilities, and its receipt and distribution of Acquiring Fund shares in the Reorganization.

Furthermore, the Target Fund will not pay for the costs of the Reorganization, the Special Meeting, or the solicitation of proxies. The Acquiring Fund will bear the costs associated with the Reorganization, Special Meeting, and solicitation of proxies, including the expenses associated with preparing and filing the registration statement that includes this Proxy Statement/Prospectus and the cost of copying, printing and mailing proxy materials. In addition to solicitations by mail, the Target Fund also may solicit proxies, without special compensation, by telephone or otherwise. The Acquiring Fund will pay these costs regardless of whether the Reorganization is consummated.

The Board of NLFT, including a majority of the Independent Trustees, believes that the terms of the Reorganization are fair and reasonable and that the interests of existing shareholders of the Target Fund will not be diluted as a result of the Reorganization. In approving the Reorganization, the Board considered, among other things:

•	That the Reorganization was recommended by Altegris Advisors and AACA, the investment adviser and sub-adviser to the Target Fund, respectively;

•	The terms and conditions of the Reorganization;

•	The expectation that the Reorganization would constitute a “reorganization” within the meaning of Section 368(a) of the Code and that the Target Fund and its shareholders generally would not recognize gain or loss for U.S. federal income tax purposes in the Reorganization;

•	That the management fee for the Acquiring Fund is lower than that of the Target Fund;

•	That the Acquiring Fund would have comparable investment objective and principal risks, and substantially similar principal investment strategies and policies as the Target Fund;

•	That, although Altegris Advisors would not be involved in the management of the Acquiring Fund, AACA will be the sub-adviser to the Acquiring Fund if approved by the Acquiring Fund’s shareholders, and pursuant to that arrangement, one of the current Portfolio Managers of the Target Fund will join the current team of Portfolio Managers for the Acquiring Fund.

•	That the Acquiring Fund’s portfolio management team who are associated with LDR will continue to serve on the Portfolio Managers of the Acquiring Fund, and LDR will retain investment discretion for the Acquiring Fund.

•	The quality and experience of the Acquiring Fund’s service providers;

•	The experience and background of WFT’s officers and independent trustees;

•	That the Reorganization would not result in the dilution of the interests of the Target Fund’s existing shareholders;

•	That the Reorganization would be submitted to the Target Fund’s shareholders for their approval; and

•	That the Target Fund shareholders who do not wish to become Acquiring Fund shareholders may sell their Target Fund shares before the Reorganization.

After considering Altegris Advisor’s presentation and recommendation to the Board during a meeting on May 20, 2025, in which the Board, based on these considerations, approved the Reorganization and the solicitation of shareholders of the Target Fund to vote on the Agreement and Plan of Reorganization (the “Plan”), the form of which is attached to this Proxy Statement/Prospectus in Appendix A.

B.	Comparison of Fee Tables and Expense Examples

The following shows the fees and expenses for the Target Fund based on the Target Fund’s fees and expenses as of December 31, 2024. The table also shows the estimated pro forma fees and expenses attributable to the pro forma Acquiring Fund. The fees and expenses and the example below do not include the brokerage commissions and other fees to financial intermediaries that investors may pay on their purchases and sales of shares of a Fund. The Management Fees and the Total Annual Fund Operating Expenses for each class of the Acquiring Fund are lower than those of each corresponding comparable class of the Target Fund, even after taking into account any fee waivers or expense reimbursements pursuant to the expense limitation agreement the Target Fund currently has in place with Altegris Advisors.

Fees and Expenses

	Altegris Fund (Class A Shares)	Altegris Fund (Class C Shares)	Acquiring Fund (Platform)	Acquiring Fund (Platform) (Pro forma)
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)*
Management Fees	1.30%	1.30%	0.90%	0.90%
Distribution and service (Rule 12b-1) Fees	0.25%	1.00%	0.25%	0.25%
Shareholder Services Plan	-	-	0.25%	0.25%
Interest and Dividends on Securities Sold Short	1.00%	0.98%	-(1)	-
Remaining Other Expenses	0.41%	0.41%	1.63%	0.48%
Total Other Expenses	1.41%	1.39%	1.88%	0.73%
Total Annual Fund Operating Expenses	2.96%	3.69%	3.03%	1.88%
Fee Waivers and/or Expense Reimbursements	(0.16)% (2)	(0.16)% (2)	-(3)	(0.08)(4)
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	2.80%	3.53%	3.03%	1.80%
*	Information provided is based on the Target Fund’s and the Acquiring Fund’s financial statements for the fiscal year ended December 31, 2024.

(1)	Interest and Dividends on Securities Sold Short for the Acquiring Fund are subsumed within “Remaining Other Expenses.” This expense amounted to less than 1 basis point for the Acquiring Fund.
(2)	Altegris Advisors has contractually agreed to reduce its fees and to reimburse expenses, at least until October 31, 2025, to ensure that total annual fund operating expenses after fee waiver and/or reimbursement, (excluding any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, fees and expenses associated with instruments in other collective investment vehicles or derivative instruments (including for example options and swap fees and expenses), borrowing costs (such as interest and dividend expense on securities sold short), taxes, and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees and contractual indemnification of Target Fund service providers (other than Altegris)) will not exceed 1.80%, 2.55% and 1.55% of average daily net assets attributable to Class A, Class C and Class I shares respectively. These fee waivers and expense reimbursements are subject to possible recoupment from the Target Fund in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. This agreement may be terminated only by the Target Fund’s Board of Trustees on 60 days’ written notice to Altegris.

(3)	Effective May 1, 2024, LDR discontinued the Acquiring Fund’s expense limitation agreement, pursuant to which LDR agreed to waive its fees and reimburse expenses so that the Acquiring Fund’s Total Annual Fund Operating Expenses did not exceed 1.00% of the Fund’s daily net assets (with certain exceptions). Accordingly, the Total Annual Fund Operating Expenses will increase beginning May 1, 2024 without the effect of the expense limitation agreement. During the period the expense limitation agreement was in effect, each waiver and/or reimbursement of an expense by LDR Capital is subject to repayment by the Acquiring Fund within three years following the date such waiver and/or reimbursement was made, provided that the Acquiring Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement.
(4)	If the Reorganization is approved by shareholders of the Target Fund and upon closing of the Reorganization, LDR has contractually agreed to waive its fees and reimburse expenses so that the annual fund operating expenses for the Fund do not exceed 1.55% of the Acquiring Fund's average daily net assets until April 30, 2027. This limit does not apply to distribution fees pursuant to Rule 12b-1 Plans, brokerage commissions, taxes, interest, dividend expense on short sales, acquired fund fees and expenses, other expenditures capitalized in accordance with generally accepted accounting principles or other extraordinary expenses not incurred in the ordinary course of business. World Funds Trust and LDR may terminate this expense limitation agreement prior to April 30, 2027 only by mutual written consent. Each waiver and/or reimbursement of an expense by LDR is subject to repayment by the Acquiring Fund within three years following the date such waiver and/or reimbursement was made, provided that the Acquiring Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped.

	Target Fund (I Shares)	Acquiring Fund (Institutional)	Acquiring Fund (Institutional) (Pro forma)
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)*
Management Fees	1.30%	0.90%	0.90%
Distribution and service (Rule 12b-1) Fees	-	-	-
Shareholder Services Plan	-	0.08%	0.08%
Interest and Dividends on Securities Sold Short	0.99%	-(1)	-(1)
Remaining Other Expenses	0.41%	1.59%	0.48%
Total Other Expenses	1.40%	1.67%	0.56%
Total Annual Fund Operating Expenses	2.70%	2.57%	1.46%
Fee Waivers and/or Expense Reimbursements	(0.17)%(2)	-(3)	-(4)
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	2.53%	2.57%	1.46%
*	Information provided is based on the Target Fund’s and the Acquiring Fund’s financial statements for the fiscal year ended December 31, 2024.

(1)	Interest and Dividends on Securities Sold Short for the Acquiring Fund are subsumed within “Remaining Other Expenses.” This expense amounted to less than 1 basis point for the Acquiring Fund.
(2)	Altegris Advisors has contractually agreed to reduce its fees and to reimburse expenses, at least until October 31, 2025, to ensure that total annual fund operating expenses after fee waiver and/or reimbursement, (excluding any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, fees and expenses associated with instruments in other collective investment vehicles or derivative instruments (including for example options and swap fees and expenses), borrowing costs (such as interest and dividend expense on securities sold short), taxes, and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees and contractual indemnification of Target Fund service providers (other than Altegris))) will not exceed 1.80%, 2.55% and 1.55% of average daily net assets attributable to Class A, Class C and Class I shares respectively. These fee waivers and expense reimbursements are subject to possible recoupment from the Target Fund in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. This agreement may be terminated only by the Target Fund’s Board of Trustees on 60 days’ written notice to Altegris.

(3)	Effective May 1, 2024, LDR discontinued the Acquiring Fund’s expense limitation agreement, pursuant to which LDR agreed to waive its fees and reimburse expenses so that the Acquiring Fund’s Total Annual Fund Operating Expenses did not exceed 1.00% of the Fund’s daily net assets (with certain exceptions). Accordingly, the Total Annual Fund Operating Expenses will increase beginning May 1, 2024 without the effect of the expense limitation agreement. During the period the expense limitation agreement was in effect, each waiver and/or reimbursement of an expense by LDR Capital is subject to repayment by the Acquiring Fund within three years following the date such waiver and/or reimbursement was made, provided that the Acquiring Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement.
(4)	If the Reorganization is approved by shareholders of the Target Fund and upon closing of the Reorganization, LDR has contractually agreed to waive its fees and reimburse expenses so that the annual fund operating expenses for the Fund do not exceed 1.55% of the Acquiring Fund's average daily net assets until April 30, 2027. This limit does not apply to distribution fees pursuant to Rule 12b-1 Plans, brokerage commissions, taxes, interest, dividend expense on short sales, acquired fund fees and expenses, other expenditures capitalized in accordance with generally accepted accounting principles or other extraordinary expenses not incurred in the ordinary course of business. World Funds Trust and LDR may terminate this expense limitation agreement prior to April 30, 2027 only by mutual written consent. Each waiver and/or reimbursement of an expense by LDR is subject to repayment by the Acquiring Fund within three years following the date such waiver and/or reimbursement was made, provided that the Acquiring Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped.

Example

The Example below is intended to help you compare the cost of investing in the Target Fund with the cost of investing in the Acquiring Fund on a pro forma basis. The Example assumes that you invest $10,000 in the Fund and then redeem all of your shares at the end of each period. The Example also assumes that your investment has a 5% annual return, that the Fund’s Total Annual Fund Operating Expenses remain as stated in the previous table and that distributions are reinvested. Although your actual costs may be higher or lower, based on these assumptions, your costs would be as follows, if you redeem your shares:

	One Year	Three Years	Five Years	Ten Years
Target Fund – Class A Shares	$842	$1,424	$2,030	$3,656
Target Fund – Class C Shares	$456	$1,114	$1,893	$3,931
Target Fund – Class I	$256	$822	$1,415	$3,019
Acquiring Fund-Platform	$306	$936	$1,591	$3,346
Acquiring Fund (Pro forma)-Platform	$183	$583	$1,009	$2,194
Acquiring Fund-Institutional	$260	$799	$1,365	$2,905
Acquiring Fund (Pro forma)-Institutional	$149	$462	$797	$1,746

C.	The Funds' Investment Objectives, Principal Investment Strategies and Risks

As discussed in more detail below, the investment objectives and principal risks of the Target Fund and the Acquiring Fund are comparable. The principal investment strategies of the Funds are substantially similar.

Comparison of Investment Objectives

The investment objective of the Target Fund is to provide total return through long term capital appreciation and current income by investing, both long and short, in equity securities of real estate and real estate related companies. The investment objective of the Acquiring Fund is to achieve long-term capital growth and current income through a portfolio of publicly traded real estate securities that may include equity REITs, mortgage REITs, REIT preferreds and other publicly traded companies whose primary business is in the real estate industry. Each Fund’s investment objective is a non-fundamental investment policy and may be changed by the respective Fund's Board of Trustees without shareholder approval, upon at least 60 days’ prior written notice to shareholders.

Comparison of Principal Investment Strategies

The Funds have substantially similar principal investment strategies. The following is a side-by-side comparison of the principal investment strategies of the Target Fund and the Acquiring Fund. The combined Fund’s principal investment strategies will be those of the Acquiring Fund.

The Target Fund currently employs a long-short strategy, where the Target Fund’s portfolio will generally hold both long and short positions. In contract, the Acquiring Fund employs a “Value Yield-Advantaged” strategy, where it may invest up to 30% of the Fund’s assets in short positions but is not required to maintain any short positions to employ the strategy. The Acquiring Fund’s portfolio typically consists of U.S. companies and is not constrained by market capitalization, whereas the Target Fund pay invest in both U.S. and non-U.S. issuers, including issuers in emerging markets. Both Funds may employ leverage and may borrow for investment purposes.

The Target Fund and the Acquiring Fund have similar 80% investment policies pursuant to Rule 35d-1 under the 1940 Act and principal investment strategies. The Target Fund invests, under normal circumstances, at least 80% of its net assets (defined as net assets plus the amount of any borrowing for investment purposes) in both long and short positions in equity securities of “real estate” companies and “real estate related” companies (collectively “real estate companies”) (“80% investment policy”). The Acquiring Fund, under normal conditions, invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of companies principally engaged in the real estate industry and other real estate related investments.

Each Fund concentrates its investments in issuers in the real estate industry. The Target Fund is non-diversified whereas the Acquiring Fund is diversified.

PRINCIPAL INVESTMENT STRATEGIES

TARGET FUND	ACQUIRING FUND

Under normal circumstances, the Target Fund invests at least 80% of its net assets (defined as net assets plus the amount of any borrowing for investment purposes) in both long and short positions in equity securities of “real estate” companies and “real estate related” companies (collectively “real estate companies”) (“80% investment policy”). For purposes of the 80% investment policy, the Target Fund defines real estate companies as those that derive a significant portion of their revenues from the ownership, construction, development, financing, leasing, management and/or sale of commercial, industrial or residential real estate, companies that have a significant portion of their assets invested these types of real estate related companies, including, for example, real estate investment trusts (“REITs”), or companies that may not participate directly in real estate, but which may present an attractive investment opportunity based on the inherent value of their real estate holdings or exposure, or provide sales, leasing or other strategic services to real estate companies. Equity securities of real estate companies will include (1) common stocks, (2) preferred stocks, (3) stock warrants, (4) stock rights and (5) debt securities that are convertible into stock.

The Acquiring Fund’s investment objective is pursued through a “Value, Yield-Advantage” strategy (as described in more detail below) through investment in public real estate securities, which may include equity real estate investment trusts (a “REIT” or “REITs”), mortgage REITs, REIT preferreds, and other publicly traded companies whose primary business is in the real estate industry. This strategy often leads to investment in smaller capitalization companies (under $1B).  The composition of the portfolio does not seek to mimic equity REIT indices.

TARGET FUND	ACQUIRING FUND

The Target Fund may invest in equity and equity derivative securities of both U.S. and non-U.S. real estate companies, as well as companies located in emerging markets and issuers of any capitalization and in any style (from growth to value). The Target Fund considers emerging market issuers to be those located in the countries that are represented in the MSCI Emerging Markets Index. The Target Fund may invest in convertible debt securities of any maturity or credit quality, including those rated below investment grade (“high yield securities” or “junk bonds”). Below investment grade debt securities are those rated below Baa3 by Moody’s Investors Service or equivalently by another nationally recognized statistical rating organization (“NRSRO”). The Target Fund may invest a portion of its assets in private placement offerings of real estate companies which may be illiquid. The Target Fund may also invest in preferred stock, options (both covered and uncovered or “naked”), convertible securities, or rights or warrants to buy stocks, and may create long or short positions in exchange traded funds (“ETFs”), other investment companies, or American Depositary Receipts (“ADRs”). The Target Fund’s investments in ETFs may be made (i) as part of the management of portfolio investments, (ii) to hedge various investments for risk management (see below) and/or (iii) for income enhancement, which is also known as speculation. The Target Fund concentrates investments in the real estate industry, meaning that under normal circumstances, it invests over 25% of its assets in real estate industry securities.

Under normal conditions, the Acquiring Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of companies principally engaged in the real estate industry and other real estate related investments. Equity securities can consist of shares of REITs, and securities issued by other companies principally engaged in the real estate industry. Equity securities can also include securities convertible into common stocks where the conversion feature represents, in LDR’s view, a significant element of a security’s value, and preferred stocks.

In addition, the Target Fund may engage in transactions for the purpose of hedging against changes in the price of other Target Fund portfolio securities, such as purchasing put options, selling securities short or writing covered call options. Such defensive or hedged positions may also include investments in equity securities of real estate as well as non-real estate companies. Additionally, the Target Fund may employ leverage by borrowing from banks in an amount of up to 33% of the Target Fund’s assets (defined as net assets plus borrowing for investment purposes). The Target Fund is “non-diversified” for purposes of the Investment Company Act of 1940, as amended (“1940 Act”), which means that the Target Fund may invest more than 5% of its total assets in the securities of one or more issuers and therefore have its investments focused in fewer securities at any one time than a diversified fund. The Target Fund may engage in frequent trading of the Target Fund’s portfolio securities.

The Acquiring Fund considers a company to be principally engaged in the real estate industry if it either (i) derives at least 50% of its revenues from the ownership, construction, financing, management or sale of commercial or residential real estate or (ii) has at least 50% of its assets in real estate or such real estate businesses. These include securities issued by REITs and real estate operating companies. The Acquiring Fund does not invest in real estate directly.

TARGET FUND	ACQUIRING FUND

Altegris Advisors, L.L.C., the investment adviser to the Target Fund (“Altegris”) provides investment advisory and management services, including the selection and monitoring of the sub-adviser to the Target Fund. Altegris has selected American Assets Capital Advisers, LLC (“AACA”) to sub-advise the Target Fund and manage the Target Fund’s real estate long short investment portfolio. In managing the Target Fund’s portfolio, AACA, as the sub-adviser, will seek to produce above average, risk-adjusted total returns, including capital appreciation, dividend and interest income and option premiums, through investments both long and short in real estate related securities, including publicly traded securities, REITs, other equities and equity-related derivatives and may also invest in debt and convertible debt and preferred securities. To the extent allowable under applicable regulations, the Target Fund will use leverage to obtain greater exposure to markets in its investment portfolio. The Target Fund will not purchase real estate directly or acquire other forms of direct ownership in real estate.

The Value, Yield-Advantage strategy seeks to invest in companies that in LDR’s view have (i) underlying real estate assets that are trading at a discount to the private market value of such assets and (ii) have an above-average dividend yield or strong free cash flow. LDR screens its universe of real estate securities for a number of proprietary valuation, income, and balance sheet metrics to identify candidates for investment. This process is combined with in-depth industry and company -specific research to narrow the investment options for the Acquiring Fund. The Acquiring Fund may invest in companies without regard to their market capitalization. The Acquiring Fund’s strategy is an all-cap strategy which means that investments are made without regard to a company’s market capitalization. The Acquiring Fund’s investment process is indifferent to index weightings, which generally results in a portfolio that is differentiated by company names and percentage exposures. The portfolio of securities in which the Acquiring Fund invests will normally be U.S. issuers that are considered by LDR to be undervalued relative to the value of the underlying real estate.

Altegris, on behalf of itself and on behalf of the Target Fund and other funds it advises or may advise in the future that are each a series of Northern Lights Target Fund Trust, was granted an exemptive order from the Securities and Exchange Commission (“SEC”) that permits Altegris, with Board of Trustees’ approval, to enter into or amend sub-advisory agreements with sub-advisers without obtaining shareholder approval. Shareholders will be notified within 90 days of the engagement of any different or additional sub-adviser or sub-advisers to manage the Target Fund’s portfolio.

The Acquiring Fund may take short positions totaling up to 30% of the Acquiring Fund’s total assets.  LDR is most likely to use shorting to protect accumulated unrealized gains, or to take advantage of special situations where, in LDR’s view, the investment’s fundamental outlook is believed poor relative to its current valuation. Short sales may occur if LDR determines an event is likely to have downward impact on the market price of a company’s securities. LDR may short either individual securities and/or index funds when appropriate.

The Acquiring Fund may take short positions totaling up to 30% of the Acquiring Fund’s total assets.  LDR is most likely to use shorting to protect accumulated unrealized gains, or to take advantage of special situations where, in LDR’s view, the investment’s fundamental outlook is believed poor relative to its current valuation. Short sales may occur if LDR determines an event is likely to have downward impact on the market price of a company’s securities. LDR may short either individual securities and/or index funds when appropriate.

While both leverage and shorting are permitted, neither is required to execute the Acquiring Fund’s Value, Yield-Advantage investment process. The Acquiring Fund is long biased, which means that on a net basis that it will have more exposure to long positions in its portfolio than short positions.

The remainder of the Acquiring Fund's assets will be invested in cash or short-term investments or securities of real estate operating companies that may pay little or no dividends.

Each Fund’s 80% Policy has been adopted as a non-fundamental investment policy and may be changed without shareholder approval upon 60 days’ written notice to shareholders.

Comparison of Principal Investment Risks

This section will help you compare the risks of the Target Fund and the Acquiring Fund. Because the investment objectives of the Funds are similar and the investment strategies of the Target Fund and the Acquiring Fund are similar, they are generally subject to the same principal risks. The Target Fund and the Acquiring Fund share many of the same principal risks of investment, while others are different. The principal risks of each Fund are set out in the table below.

Principal Risks	Target Fund	Acquiring Fund/ Combined Fund
Active and Frequent Trading Risk	X
Alternative Strategies Risk	X
Convertible Securities Risk	X	X
Credit Risk	X	X
Debt Securities Risk		X
Depositary Receipts Risk	X
Derivatives Risk	X
Developing and Emerging Markets Risk	X
Equity Markets Risk	X
Exchange-Traded Funds (ETF) Risk	X
Foreign Currency Risk	X
Foreign Investment and Foreign Exchange Risk	X
Hedging Risks	X
High-Growth Company-Related Risks	X
High Yield or Junk Bond Risk	X
Impairment of Collateral Risk	X
Index Non-Correlation Risk		X
Interest Rate Risk		X
Investments in Smaller Companies Risk		X
Investment Style Risk		X
Issuer Concentration Risk	X
Issuer-Specific Risk	X
Large Capitalization Stock Risk	X
Leverage Risk	X	X
Liquidity Risk	X
Management Risk	X
Market and Geopolitical Risk	X

Non-Diversification Risk	X
Options Risk	X
Other Investment Companies Risk	X
Preferred Securities Risk	X	X
Real Estate Market and Related Risk		X
Real Estate Sector Concentration Risk	X	X
REIT Risk	X	X
Reliance on Corporation Management and Financial Reporting Risk	X
Restricted and Illiquid Securities Risk	X	X
Short Sales Risk	X	X
Small and Medium Capitalization Company Risk	X
Trade Execution Risk	X

Description of Investment Risks

The following are the principal investment risks associated with the Acquiring Fund and, therefore, also with the Combined Fund. You will find additional descriptions of specific risks in the Prospectus and Statement of Additional Information for the Acquiring Fund. There is no guarantee that your investment in a Fund will increase in value. The value of your investment in a Fund could go down, meaning you could lose some or all of your investment.

Principal Risks

An investment in the Fund is not guaranteed and you may lose money by investing in the Fund. The Fund is not a complete investment program. It has been designed to provide exposure to the real estate industry and is typically used in conjunction with a variety of other investments to provide investors with a full and appropriate asset allocation. The value of your investment will go up and down, which means you could lose money when you sell your shares.

Real Estate Market and Related Risk. Since the Fund concentrates its assets in the real estate industry, your investment in the Fund involves many of the risks of investing directly in real estate such as declining real estate values, changing economic conditions and increasing interest rates. The value of the Fund’s holdings in real estate exposed companies may be affected negatively by factors unrelated to real estate markets.

REIT Risk. REITs are pooled investment vehicles which include equity REITs and mortgage REITs.

Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling property that has appreciated in value.

Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments.

Like investment companies, REITs are not taxed on income distributed to shareholders provided they comply with certain requirements of the Internal Revenue Code of 1986, as amended (the “Code”). The Fund will indirectly bear its proportionate share of expenses incurred by REITs in which the Fund invests in addition to the expenses incurred directly by the Fund. The Fund will be subject to risks similar to those associated with the direct ownership of real estate, including: declines in the value of real estate, risks related to general and local economic conditions, dependency on management skill, heavy cash flow dependency, possible lack of availability of mortgage funds, overbuilding, extended vacancies of properties, increased competition, increases in property taxes and operating expenses, changes in zoning laws, losses due to costs resulting from the clean-up of environmental problems, liability to third parties for damages resulting from environmental problems, casualty or condemnation losses, lost rents due to public health crises, limitations on rents, changes in neighborhood values and the appeal of properties to tenants, changes in interest rates and changes in the tax laws.

Additionally, equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, are not diversified, and are subject to heavy cash flow dependency, default by borrowers and self-liquidation. REITs are also subject to the possibilities of failing to qualify for tax free pass-through of income under the Code and failing to maintain their exemption from registration under the Investment Company Act of 1940, as amended (the “1940 Act”).

REITs, and in particular, mortgage REITs, are also subject to interest rate risks. When interest rates decline, the value of a REIT’s investment in fixed rate obligations can be expected to rise. Conversely, when interest rates rise, the value of a REIT’s investment in fixed rate obligations can be expected to decline. In contrast, as interest rates on adjustable-rate mortgage loans are reset periodically, yields on a REIT’s investment in such loans will gradually align themselves to fluctuate less dramatically in response to interest rate fluctuations than would investments in fixed rate obligations.

Investments in REITs may also be subject to limited financial resources, infrequent or limited trading, and abrupt or erratic price movements.

The distributions the Fund receives from REITs generally will be taxable as ordinary income (to the extent that they come from mortgage interest and rents), rather than qualifying for the lower rate on qualified dividends.

Investment in Smaller Companies Risk. The Fund may be focused on smaller companies (those companies with a market capitalization of less than $1 billion). Smaller real estate company stocks can be more volatile and speculative than, and perform differently from, larger real estate company stocks. Smaller companies tend to have limited resources, products, and market share and are dependent on a smaller management group than larger companies. As a result, their share prices tend to fluctuate more than those of larger companies. Their shares may also trade less frequently and in limited volume, making them potentially less liquid. The prices of small company stocks may fall regardless of trends in the broader market.

Leverage Risk. The Fund may use leverage in executing its investment strategy. Leverage will increase the volatility of the Fund’s performance and its risk. The amount of leverage may not exceed 33-1/3% of the Fund’s total assets less its liabilities other than borrowings. The amount of the Fund’s borrowings, and the interest rates at which the Fund borrows, in particular, will affect the operating results of the Fund. There can be no assurance that a leveraging strategy will be successful.

Short Sales Risk. The Fund may engage in short sales of securities and index funds in executing its investment strategy. Short sales may not exceed 30% of the Fund’s total assets. Short sales may occur if the Adviser determines an event is likely to have a downward impact on the market price of a company’s securities. Such practices can, in certain circumstances, substantially increase the impact of adverse price movements on the Fund’s portfolio. Short sales may involve substantial risk and leverage. Short sales expose the Fund to the risk that it will be required to buy the security sold short (also known as “covering” the short position) at a time when the security has appreciated in value, thus resulting in a loss to the Fund. The Fund may incur expenses in selling securities short. A short sale of a security involves the risk of a theoretically unlimited increase in the market price of the security, which could result in an inability to cover the short position or a theoretically unlimited loss.

Index Non-Correlation Risk. The Fund does not attempt to mimic the composition or performance of any index, including any equity REIT indices. The Fund’s investment process will not take into consideration the weightings or composition of any indices, including any equity REIT indices. As a result, there is a significant risk that the performance of the Fund will deviate from that of any particular indices.

Stock Market Risk. Stock prices in general rise and fall as a result of investors’ perceptions of the market as a whole. If the stock market drops in value, the value of the Fund’s portfolio investments is also likely to decrease in value. The increase or decrease in the value of the Fund’s investments, in percentage terms, may be more or less than the increase or decrease in the value of the market. The value of securities in the Fund’s portfolio may decline due to daily fluctuations in the securities markets, including fluctuation in interest rates, national and international economic conditions and general equity market conditions. Local, regional, and global events such as war, acts of terrorism, the spread of infectious diseases or other public health issues, recessions, or other events could have a significant impact on the Fund’s investments.

Investment Style Risk. The Fund pursues a value style of investing. Value investing focuses on companies with stocks that appear undervalued in light of factors such as the company’s earnings, book value, revenues or cash flow. If the Adviser’s assessment of a company’s value or prospects for exceeding earnings expectations or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds. In addition, value stocks can continue to be undervalued by the market for long periods of time.

Preferred Securities Risk. Preferred securities combine features of both fixed income and equity. Preferred securities tend to exhibit characteristics more like traditional fixed income securities because regular income distributions are the principal source of return, as opposed to capital appreciation. Therefore, prices of preferred securities can rise or fall depending on interest rates. Adverse changes in the credit quality of the issuer may negatively impact the market value of the securities. This credit risk may also include that the issuer cannot afford to pay the preferred dividend due to tenant vacancies, defaults, or other cash flow issues. The securities may be redeemed beginning on their call date, or at any time following a special event (e.g., a change in tax law that adversely affects the Company with regard to the securities). If called, holders may face a reinvestment decision at lower future rates. Certain events can impact a preferred security issuer’s financial situation and ability to make timely payments to shareholders, including economic, political, legal, or regulatory changes and natural disasters. Event risk is unpredictable and can significantly impact preferred security holders since they are paid after bondholders. Also, in the event of a sale or privatization of a company, its preferred shares may be negatively impacted. Preferred securities are also subject to duration risk as they are long-duration instruments, typically callable only at the option of the issuer. They are also subject to the risk that if the company is taken over by another company with higher leverage than the current issuer, coverages and other credit metrics could decline making the preferred security less valuable.

Convertible Securities Risk. The market values of convertible securities are affected by market interest rates, the risk of issuer default on interest or principal payments and the value of the underlying common stock into which the convertible security may be converted. Additionally, a convertible security is subject to the same types of market and issuer risk as apply to underlying common stock. In addition, certain convertible securities are subject to involuntary conversions and may undergo principal write-downs upon the occurrence of certain triggering events, and, as a result, are subject to an increased risk of loss. Convertible securities may be rated below investment grade.

Restricted and Illiquid Securities Risk. Certain securities generally trade in lower volume and may be less liquid than securities of large established companies. If a security is illiquid, the Adviser may not be able to sell the security at a time when it might wish to sell, which means that the Fund could lose money.

Debt Securities Risk. Debt securities are issued with a specific interest rate and maturity. Once the securities are issued, they are subject to credit risk and interest rate risk. Credit risk is the chance that the issuer will fail to pay the stipulated interest payments on the security, or to pay the principal at maturity. Negative perceptions of the issuer’s ability to make interest or principal payments will cause the price of the security to decline. While U.S. government-backed debt securities generally are considered to be among the highest credit quality, they are subject to market risk. The U.S. government guarantees the timely payment of interest and principal on U.S. Treasury securities but does not guarantee their price.

Interest Rate Risk. The value of common and preferred equities generally can be expected to fall when interest rates rise and to rise when interest rates fall. Interest rate risk is the risk that interest rates will rise, so that the value of the Fund's investments that are interest rate sensitive will fall. Because interest rate risk is the primary risk presented by bills, notes and bonds that are issued, sponsored, or guaranteed by the U.S. government, its agencies or instrumentalities ("U.S. Government Securities") and other very high-quality bonds, changes in interest rates may actually have a larger effect on the value of those bonds than on lower quality bonds. The risks associated with rising interest rates are heightened given the historically low interest rate environment as of the date of this prospectus. Interest rates may continue to rise in the future, possibly suddenly and significantly, with unpredictable effects on the financial markets and the Fund’s investments. Fixed income instruments with longer durations are subject to more volatility than those with shorter durations.

Credit Risk. Credit risk is the risk that a security in the Fund's portfolio will decline in price or the issuer will fail to make dividend, interest, or principal payments when due because the issuer of the security experiences a decline in its financial status. Real estate companies, including REITs, may be leveraged and financial covenants may affect the ability of REITs to operate effectively.

Concentration Risk. The Fund will concentrate its investments in real estate companies and other publicly traded companies whose asset base is primarily real estate. As such, the Fund will be subject to risks similar to those associated with the direct ownership of real estate including those noted above under “Real Estate Market Risk and Related Risk.”

D.	Comparison of Investment Restrictions

The fundamental limitations of the Target Fund and the Acquiring Fund are set forth below. The fundamental investment limitations of the Target Fund and Acquiring Fund are substantially similar.

Target Fund Investment Restrictions	Acquiring Fund Investment Restrictions	Differences
Borrow money, except (a) from a bank, provided that immediately after such borrowing there is an asset coverage of 300% for all borrowings of the Fund; or (b) from a bank or other persons for temporary purposes only, provided that such temporary borrowings are in an amount not exceeding 5% of the Fund’s total assets at the time when the borrowing is made. This limitation does not preclude the Fund from entering into reverse repurchase transactions, provided that the Fund has an asset coverage of 300% for all borrowings and repurchase commitments of the Fund pursuant to reverse repurchase transactions.	May not borrow money except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.	The restrictions are substantially similar.
Issue senior securities. This limitation is not applicable to activities that may be deemed to involve the issuance or sale of a senior security by the Fund, provided that the Fund’s engagement in such activities is consistent with or permitted by the 1940 Act, as amended, the rules and regulations promulgated thereunder or interpretations of the SEC or its staff.	May not issue any senior securities to others, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.	The restrictions are substantially similar.

Target Fund Investment Restrictions	Acquiring Fund Investment Restrictions	Differences
Make loans to others, except (a) through the purchase of debt securities in accordance with its investment objective and policies; (b) to the extent the entry into a repurchase agreement is deemed to be a loan; and (c) by loaning portfolio securities.	May not make loans to others, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.	The restrictions are substantially similar.
Purchase securities on margin, participate on a joint or joint and several basis in any securities trading account, or underwrite securities. (Does not preclude the Fund from obtaining such short-term credit as may be necessary for the clearance of purchases and sales of its portfolio securities, and except to the extent that the Fund may be deemed an underwriter under the Securities Act of 1933, by virtue of disposing of portfolio securities).	May not underwrite securities issued by others except to the extent the Fund may be deemed to be an underwriter under the federal securities laws, in connection with the disposition of portfolio securities.	The restrictions are substantially similar.
Purchase or sell real estate or interests in real estate. This limitation is not applicable to investments in marketable securities that are secured by or represent interests in real estate. This limitation does not preclude the Fund from investing in mortgage-related securities or investing in companies engaged in the real estate business or that have a significant portion of their assets in real estate (including real estate investment trusts).	May not purchase or sell real estate except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.	The restrictions are substantially similar.
Purchase or sell commodities (unless acquired as a result of ownership of securities or other investments) or commodity futures contracts, except that the Fund may purchase and sell futures contracts and options to the fullest extent permitted under the 1940 Act, sell foreign currency contracts in accordance with any rules of the CFTC, invest in securities or other instruments backed by commodities, and invest in companies that are engaged in a commodities business or have a significant portion of their assets in commodities.	May invest in commodities only as permitted by the 1940 Act or other governing statute, by the Rules thereunder or by U.S. Securities and Exchange Commission (the “SEC”) or other regulatory agency with authority over the Fund.	The restrictions are substantially similar.

Target Fund Investment Restrictions	Acquiring Fund Investment Restrictions	Differences
Invest 25% or more of the market value of its assets in the securities of companies engaged in any one industry (except the real estate industry in the case of the Fund). This limitation does not apply to investment in the securities of the U.S. Government, its agencies or instrumentalities. The Fund takes the position that mortgage-backed securities and asset-backed securities, whether government-issued or privately issued do not represent interests in any particular “industry ” or group of industries, and therefore the 25% concentration restrictions noted above do not apply to such securities. Under normal circumstances, the Fund will invest over 25% of its assets in the securities of companies in the real estate industry.	Will concentrate (as that term may be defined or interpreted by the 1940 Act laws, interpretations and exemptions) its investments in the securities of companies principally engaged in the real estate industry and other real estate related investments.	The restrictions are substantially similar.
The Altegris/AACA Opportunistic Real Estate Fund is a non-diversified series of the Trust.	Are diversified funds as that term is defined in the 1940 Act.	The restriction is different.

E.	Comparison of Investment Advisory Agreements and Sub-Advisory Agreements

Investment Advisory Agreements

Altegris Advisors Advisory Agreement. Altegris Advisors serves as the investment adviser to the Target Fund pursuant to an advisory agreement (the “Altegris Advisors Advisory Agreement”) with NLFT. The Advisory Agreement between Altegris Advisors and NLFT describes the services Altegris Advisors provides to the Target Fund, which generally include providing the Target Fund with such investment advice and supervision as it deems necessary for the proper supervision of the Target Fund’s investments. Altegris Advisors also continuously monitors and maintains the Target Fund’s investment criteria and determines from time-to-time what securities may be purchased by the Fund. Under the terms of the Advisory Agreement, Altegris Advisors is not liable to NLFT under the terms of the Altegris Advisors Advisory Agreement for any error of judgment or mistake of law or for any loss suffered by Altegris Advisors or NLFT in connection with the performance of the Altegris Advisors Advisory Agreement, except a loss resulting from a breach of fiduciary duty by Altegris Advisors with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith or gross negligence on Altegris Advisors’ part in the performance of its duties or from reckless disregard by it of its duties under the Altegris Advisors Advisory Agreement. The Altegris Advisors Advisory Agreement may be terminated (x) by NLFT at any time as to the Target Fund, without the payment of any penalty, upon giving Altegris Advisors 60 days’ notice (which notice may be waived by Altegris Advisors), provided that such termination by NLFT shall be directed or approved by the vote of a majority of the Trustees of NLFT in office at the time or by the vote of the holders of a majority of the voting securities of the Target Fund at the time outstanding and entitled to vote, or (y) by Altegris Advisors on 60 days’ written notice (which notice may be waived by NLFT). In addition, the Altegris Advisors Advisory Agreement will terminate automatically upon its assignment.

Pursuant to an advisory agreement between NLFT and the Adviser, with respect to the Target Fund, Altegris Advisors is entitled to receive, on a monthly basis, an annual advisory fee equal to 1.30% of the Target Fund’s average daily net assets. During the fiscal year ended December 31, 2024, the Adviser earned $1,886,160 in advisory fees, of which $240,370 were waived which represented 1.13% of the Target Fund’s average daily net assets. Altegris Advisors has contractually agreed to reduce its fees and/or absorb expenses of the Target Fund, until at least October 31, 2026, to ensure that total Annual Fund operating expenses after fee waiver and/or expense reimbursement (exclusive of (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions; (iii) acquired fund fees and expenses; (iv) fees and expenses associated with instruments in other collective investment vehicles or derivative instruments (including for example options and swap fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short), (vi) taxes, (vii) expenses incurred in connection with any merger or reorganization; and (viii) extraordinary expenses, such as litigation expenses (which may include indemnification of Target Fund officers and Trustees and contractual indemnification of Target Fund service providers (other than the adviser)) will not exceed 1.80%, 2.55% and 1.55% of average daily net assets attributable to Class A, Class C and Class I shares, respectively. Waived fees and absorbed expenses are subject to possible recoupment from the Target Funds in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits.

Fee waiver and reimbursement arrangements can decrease the Fund’s expenses and boost its performance. A discussion regarding the basis for the Board’s approval of the advisory and sub-advisory agreements are available in the annual shareholder report for the period ended December 31, 2024.

For its services as investment adviser to the Target Fund, Altegris Advisors received the following fees for the periods indicated:

	Advisory Fees Accrued	Advisory Fees (Reduced) or Reimbursed	Advisory Fees Retained by Altegris Advisors
For the fiscal year ended December 31, 2024	$1,886,160	$240,370	$1,645,790
For the fiscal year ended December 31, 2023	$2,729,845	$183,322	$2,546,523
For the fiscal year ended December 31, 2022	$5,716,184	$44,986	$5,671,198

LDR Advisory Agreement. Similar to the current Advisory Agreement between NLFT and Altegris Advisors, the investment advisory agreement between WFT and LDR (the “LDR Advisory Agreement”) describes the services LDR provides to the Acquiring Fund, which are similar to the services currently provided by Altegris Advisors to the Target Fund. LDR is not liable to WFT under the terms of the LDR Agreement for any loss or damage arising from any action or omission in the course of, or connected with, rendering services thereunder or for any losses that may be sustained in the purchase, holding or sale of any investment or security, or otherwise, except a loss resulting from willful misfeasance, bad faith, gross negligence or reckless disregard in the performance of its duties to the Acquiring Fund. The LDR Agreement may be terminated (x) by WFT at any time as to the Acquiring Fund, without the payment of any penalty, upon giving LDR 60 days’ notice, provided that such termination by WFT shall be directed or approved by the vote of a majority of the Trustees of WFT or by the vote of the holders of a majority of the voting securities of the Acquiring Fund, or (y) by LDR on 60 days’ written notice to WFT. In addition, as with the Advisory Agreement with Altegris Advisors, the LDR Agreement will terminate automatically upon its assignment.

The LDR Advisory Agreement will continue in effect from year to year with respect to the Acquiring Fund so long as it is specifically approved at least annually in the manner required by the 1940 Act. For its services under the LDR Advisory Agreement, LDR will be entitled to a fee at the specified annual rate of 0.90% of the Acquiring Fund’s average daily net assets. Accordingly, the advisory fees for the Acquiring Fund are lower as compared to the Target Fund.

A discussion summarizing the basis of WFT Board’s approval of the LDR Advisory Agreement will be included in the Acquiring Fund’s Form N-CSR.

Sub-Advisory Agreements

AACA serves as sub-adviser to the Target Fund.

Altegris Advisors has entered into a sub-advisory agreement with AACA with respect to the Target Fund (the “AACA Agreement”). Under the AACA Agreement, AACA is responsible for selecting the investments and assuring that investments are made according to the Target Fund’s investment objective, policies and restrictions. Pursuant to the AACA Agreement between AACA and Altegris Advisors, Altegris Advisors compensates AACA out of the investment advisory fees it receives from the Target Fund.

The AACA Agreement shall continue in effect for two (2) years initially and then from year to year, provided it is approved at least annually by a vote of the majority of the Trustees, who are not parties to the agreement or interested persons of any such party, cast in person at a meeting specifically called for the purpose of voting on such approval. The AACA Agreement may be terminated without penalty at any time by Altegris Advisors or AACA on 60 days written notice, and will automatically terminate in the event of its “assignment” (as that term is defined in the 1940 Act). Finally, the AACA Agreement will terminate automatically in the event of a termination of the Altegris Advisors Advisory Agreement between Altegris Advisors and NLFT, with respect to the Target Fund.

A discussion summarizing the basis of the Board’s approval of the AACA Agreement is included in the Target Fund’s Annual Shareholder Report for the period ended December 31, 2024.

AACA will serve as sub-adviser to the Acquiring Fund upon approval of the Acquiring Fund’s shareholders.

LDR has entered into a sub-advisory agreement with AACA and WFT with respect to the Acquiring Fund (the “New AACA Sub-Advisory Agreement”). Under the New AACA Sub-Advisory Agreement, AACA is responsible for assisting the Adviser, as the Adviser may direct from time to time, in the management of the securities and other assets of the Fund, subject to the general oversight of the Adviser and the Board. Pursuant to the New AACA Sub-Advisory Agreement between LDRCM, AACA and WFT, LDR compensates AACA out of the investment management fees it receives from the Acquiring Fund.

After the initial two-year term, the continuance of the New AACA Sub-Advisory Agreement must be specifically approved with respect to the Acquiring Fund at least annually: (i) by the vote of the Trustees or by a vote of the shareholders of the Acquiring Fund, and (ii) by the vote of a majority of the Trustees who are not parties to the agreement or “interested persons” or of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The New AACA Sub-Advisory Agreement will terminate automatically in the event of its assignment and is terminable at any time without penalty by the Trustees of WFT or by a majority of the outstanding voting securities of the Acquiring Fund. The New AACA Sub-Advisory Agreement also may be terminated by LDR upon sixty (60) days’ written notice to AACA or upon sixty (60) day’s written notice to LDR and the Board. Finally, the New AACA Sub-Advisory Agreement will terminate automatically in the event of a termination of the LDR Agreement between LDR and WFT, with respect to the Acquiring Fund.

A discussion summarizing the basis of the Board’s approval of the New AACA Sub-Advisory Agreement will be included in the Fund's semi-annual report to shareholders for the semi-annual period ending June 30, 2025.

F. Comparison of Distributors, Rule 12b-1 Plans, Shareholder Services Plans, and Purchase, Redemption and Valuation Policies

Distributors, Rule 12b-1 Plans (“12b-1 Plans”) and Shareholder Services Plans

	Target Fund	Acquiring Fund
Distributors	NLFT Distributors, LLC distributes the shares of the Target Fund.	Foreside Fund Services, LLC distributes the shares of the Acquiring Fund.
12b-1 Plans

The Trust, with respect to the Fund, has adopted the Trust’s Master Distribution and Shareholder Servicing Plans for each of Class A (0.25%) and Class C (1.00%) shares, pursuant to Rule 12b-1 of the 1940 Act (the “Plans”), pursuant to the Fund may pay the Fund’s distributor an annual fee for distribution and shareholder servicing expenses as indicated in the following table of the Fund’s average daily net assets attributable to the respective class of shares. Class I shares do not have a Plan. Because these fees are paid out of the Fund’s assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

The distributor and other entities, including a broker-dealer affiliate of the Adviser, are paid pursuant to the Plans provided and the expenses borne by the distributor and others in the distribution of Fund shares, including the payment of commissions for sales of the shares and incentive compensation to and expenses of dealers and others who engage in or support distribution of shares or who service shareholder accounts, including overhead and telephone expenses; printing and distribution of prospectuses and reports used in connection with the offering of a Fund’s shares to other than current shareholders; and preparation, printing and distribution of sales literature and advertising materials. In addition, the distributor or other entities may utilize fees paid pursuant to the Plans to compensate dealers or other entities for their opportunity costs in advancing such amounts, which compensation would be in the form of a carrying charge on any un-reimbursed expenses.

The Board has adopted a Distribution Plan for the Fund's Platform Shares (the "12b-1 Plan"). Pursuant to the 12b-1 Plan, the Fund may finance from the assets of the Platform Shares certain activities or expenses that are intended primarily to result in the sale of shares of such class. The 12b-1 Plan fee paid by the Fund is computed on an annualized basis reflecting the daily net assets of the class, up to a maximum of 0.25% for expenses of the Platform Shares. With respect to Platform Shares, 0.25% represents 12b-1 distribution fees paid to institutions that have agreements with the distributor to provide such services. Because these fees are paid out of the Platform Shares' assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost more than paying other types of sales charges. The 12b-1 Plan, while primarily intended to compensate for shareholder services expenses, was adopted pursuant to Rule 12b-1 under the 1940 Act, and therefore may be used to pay for certain expenditures related to financing distribution related activities of the Fund.

	Target Fund	Acquiring Fund
Shareholder Services Plans	See 12b-1 Plan.

The Fund has adopted a shareholder services plan with respect to its Institutional and Platform Shares. Under the shareholder services plan, the Fund may pay an authorized firm up to 0.25% on an annualized basis of average daily net assets attributable to its customers who are shareholders. For this fee, the authorized firms may provide a variety of services, including but not limited to: (i) arranging for bank wires; (ii) responding to inquiries from shareholders concerning their investment in the Fund; (iii) assisting shareholders in changing dividend options, account designations and addresses; (iv) providing information periodically to shareholders showing their position in shares; (v) forwarding shareholder communications from the Fund such as proxies, shareholder reports, annual reports, and dividend distribution and tax notices to shareholders; (vi) processing purchase, exchange and redemption requests from shareholders and placing orders with the Fund or its service providers; (vii) providing sub-accounting with respect to shares beneficially owned by shareholders; and (viii) processing dividend payments from the Fund on behalf of shareholders.

Because the Fund has adopted the shareholder services plan to compensate authorized firms for providing the types of services described above, the Fund believes the shareholder services plan is not covered by Rule 12b-1 under the 1940 Act, which relates to payment of distribution fees. The Fund, however, follows the procedural requirements of Rule 12b-1 in connection with the implementation and administration of each shareholder services plan.

Purchase, Redemption and Valuation Information

The following table highlights the purchase and redemption policies and valuation procedures of the Target Fund compared to those of the Acquiring Fund.

	Target Fund	Acquiring Fund
Minimum Initial Investment and Minimum Additional Investment

Minimum Initial Investment Amount

Class A Shares: $2,500

Class C Shares: $2,500

Class I Shares: $100,000

Class N Shares: $2,500

Minimum Subsequent Investment Amount

Class A Shares: $250

Class C Shares: $250

Class I Shares: $250

Class N Shares: $250

Minimum Initial Investment Amount

Institutional Shares: $10,000

Platform Shares: $2,500

Class Z Shares: $100,000

Minimum Subsequent Investment Amount

Institutional Shares: $1,000

Platform Shares: $100

Class Z Shares: $5,000

	Target Fund	Acquiring Fund
Redeeming (Selling Shares)	Shareholders may redeem full and fractional shares of each Acquired Fund: ● By Mail ● By Telephone ● Broker ● By Wire	Shareholders may redeem full and fractional shares of each Acquiring Fund: ● By Mail ● By Telephone ● By Wire ● In Kind
Redemption Fee	1.00% (as a % of amount redeemed, if sold within 30 days)	None.
Sales Charges/Deferred Sales Charges

Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price):

Class A: 5.75%

Class C: None

Class I: None

Maximum Deferred Sales Charge (Load) (as a % or original purchase price):

Class A: 1.00%

Class C: 1.00%

Class I: None

Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distribution: None for all Classes.

None.
Exchanges	Holders of Class A and Class C shares issued by the Fund may exchange their shares for Class I shares provided that they: (1) hold their shares through a Selling Broker or other financial intermediary or institution that has a distribution agreement with the Fund’s distributor to offer Class I shares and which authorizes such an exchange; and (2) are otherwise eligible to invest in Class I shares in accordance with the terms of this Prospectus. Any such exchange is subject to the Funds’ discretion to accept or reject the exchange. Class A shareholders who purchased $1,000,000 or more of shares, and who then exchange them for Class I shares within eighteen months of the original purchase date, will be subject to a CDSC for such exchange in the same manner as would be applicable to a redemption of Class A shares purchased in an amount of $1,000,000 or more and redeemed within eighteen months of the date of original purchase, unless the Adviser in its sole discretion determines to waive the applicable CDSC. Class C shareholders who exchange them for Class I shares within one year of the original purchase date will be subject to a CDSC for such exchange in the same manner as would be applicable to a redemption of Class C shares made within one year of the date of original purchase, unless the Adviser in its sole discretion determines to waive the applicable CDSC. For federal income tax purposes, an exchange of Class A or Class C shares for Class I shares within the same Fund will not result in the recognition of a capital gain or loss.

Shareholders may exchange their shares for the same class of shares of any other series of the Trust managed by the Adviser, provided the shares of the fund the shareholder is exchanging into are registered for sale in the shareholder’s state of residence. Each account must meet the minimum investment requirements. Note that Institutional Shares and Platform Shares of the Fund may be exchanged into Z Shares of that Fund so long as the eligibility requirements of Z Shares are met.

Also, to make an exchange, an exchange order must comply with the requirements for a redemption or repurchase order and must specify the value or the number of shares to be exchanged. Your exchange will take effect as of the next determination of the Fund’s NAV per share (usually at the close of business on the same day). The Trust reserves the right to limit the number of exchanges or to otherwise prohibit or restrict shareholders from making exchanges at any time, without notice, should the Trust determine that it would be in the best interest of its shareholders to do so. For tax purposes, an exchange constitutes the sale of the shares of the fund from which you are exchanging and the purchase of shares of the fund into which you are exchanging. Consequently, the sale may involve either a capital gain or loss to the shareholder for U.S. federal income tax purposes. The exchange privilege is available only in states where it is legally permissible to do so.

If you request the exchange of the total value of your account from one fund to another, we will reinvest any declared but unpaid income dividends and capital gain distributions in the new fund at its NAV. Backup withholding and information reporting may apply. Information regarding the possible tax consequences of an exchange appears in the tax section in this SAI.

	Target Fund	Acquiring Fund
Automatic Monthly Investment Plan
Small Accounts	None	If the value of your account falls below the minimum account balance of $2,500, the Fund may ask you to increase your balance. If the account value is still below the minimum balance after 60 days, the Fund may close your account and send you the proceeds. The Fund will not close your account if it falls below this amount solely as a result of fund performance. Please check with your Financial Intermediary concerning required minimum account balances. You should note that should such a redemption occur with regards to a non-retirement account, such redemption would be subject to taxation.
Redemptions In-Kind	None	The Fund typically expects to satisfy requests by using holdings of cash or cash equivalents or selling portfolio assets. On a less regular basis, and if the Adviser believes it is in the best interest of the Fund and its shareholders not to sell portfolio assets, the Fund may satisfy redemption requests by using short-term borrowing from the Fund’s custodian to the extent such arrangements are in place with the custodian. In addition to paying redemption proceeds in cash, the Fund reserves the right to make payment for a redemption in securities rather than cash, which is known as a “redemption in kind.” While the Fund does not intend, under normal circumstances, to redeem its shares by payment in kind, it is possible that conditions may arise in the future which would, in the opinion of the Trustees, make it undesirable for the Fund to pay for all redemptions in cash. In such a case, the Trustees may authorize payment to be made in readily marketable portfolio securities of the Fund, and such payment would generally consist of a pro rata portion of the Fund’s portfolio. Securities delivered in payment of redemptions would be valued at the same value assigned to them in computing the Fund’s NAV per share. Shareholders receiving them may incur brokerage costs when these securities are sold and will be subject to market risk until such securities are sold. An irrevocable election has been filed under Rule 18f-1 of the 1940 Act, wherein the Fund must pay redemptions in cash, rather than in kind, to any shareholder of record of the Fund who redeems during any 90-day period, the lesser of (a) $250,000 or (b) 1% of the Fund’s net assets at the beginning of such period. Redemption requests in excess of this limit may be satisfied in cash or in kind at the Fund’s election. The Fund’s methods of satisfying shareholder redemption requests will normally be used during both regular and stressed market conditions.

Dividends and Distributions	The Fund intends to distribute substantially all of its net investment income at least annually and net capital gains annually. Both distributions will be reinvested in shares of the Fund unless you elect to receive cash. Dividends from net investment income (including any excess of net short-term capital gain over net long-term capital loss) are taxable to investors as ordinary income, while distributions of net capital gain (the excess of net long-term capital gain over net short-term capital loss) are generally taxable as long-term capital gain, regardless of your holding period for the shares. Any dividends or capital gain distributions you receive from the Fund will normally be taxable to you when made, regardless of whether you reinvest dividends or capital gain distributions or receive them in cash. In addition, you pay taxes on the distribution whether the value of your investment decreased, increased, or remained the same after you bought the shares of the Fund. Purchasing the Fund’s shares in a taxable account shortly before a distribution is sometimes called “buying into a distribution.” The Fund may build up capital gains during the period covered by a distribution (over the course of the year, for example) when securities in the Fund’s portfolio are sold at a profit. After subtracting any capital losses, the Fund distributes those gains to you and other shareholders, even if you did not own the shares when the gains occurred (if you did not own the Fund earlier in the year, for example), and you incur the full tax liability on the distribution. Certain dividends or distributions declared in October, November or December will be taxed to shareholders as if received in December if they are paid during the following January. Each year the Fund will inform you of the amount and type of your distributions. IRAs and other qualified retirement plans are exempt from federal income taxation until retirement proceeds are paid out to the participant.	Dividends and distributions will automatically be reinvested in additional shares of the Fund, unless you elect to have the distributions paid to you in cash. There are no sales charges or transaction fees for reinvested dividends and distributions, and all shares will be purchased at NAV. Shareholders will be subject to tax on all dividends and distributions whether paid to them in cash or reinvested in shares. If the investment in shares is made within an IRA, all dividends and capital gain distributions must be reinvested.

Frequent Trading

The Fund discourages and does not accommodate market timing. Frequent trading into and out of the Fund can harm all Fund shareholders by disrupting the Fund’s investment strategies, increasing Fund expenses, decreasing tax efficiency and diluting the value of shares held by long-term shareholders. The Fund is designed for long-term investors and are not intended for market timing or other disruptive trading activities. Accordingly, the Board has approved policies that seek to curb these disruptive activities while recognizing that shareholders may have a legitimate need to adjust their Fund investments as their financial needs or circumstances change. The Fund currently uses several methods to reduce the risk of market timing. These methods include:

●          committing staff to review, on a continuing basis, recent trading activity in order to identify trading activity that may be contrary to the Fund’s Market Timing Trading Policy;

●          rejecting or limiting specific purchase requests;

Frequent purchases and redemptions ("Frequent Trading") of shares of the Fund may present a number of risks to other shareholders of the Fund. These risks may include, among other things, dilution in the value of shares of the Fund held by long-term shareholders, interference with the efficient management by the Adviser of the Fund’s portfolio holdings, and increased brokerage and administration costs. Due to the potential of an overall adverse market, economic, political, or other conditions affecting the sale price of portfolio securities, the Fund could face untimely losses as a result of having to sell portfolio securities prematurely to meet redemptions. Current shareholders of the Fund may face unfavorable impacts as portfolio securities concentrated in certain sectors may be more volatile than investments across broader ranges of industries as sector-specific market or economic developments may make it more difficult to sell a significant amount of shares at favorable prices to meet redemptions. Frequent Trading may also increase portfolio turnover, which may result in increased capital gains taxes for shareholders of the Fund. These capital gains could include short-term capital gains taxed at ordinary income tax rates.

●          rejecting purchase requests from certain investors; and

●          assessing a redemption fee for short-term trading made within 30 days of purchase.

Though these methods involve judgments that are inherently subjective and involve some selectivity in their application, the Fund seeks to make judgments and applications that are consistent with the interests of the Fund’s shareholders.

Based on the frequency of redemptions in your account, the Adviser or transfer agent may in its sole discretion determine that your trading activity is detrimental to the Fund as described in the Fund’s Market Timing Trading Policy and elect to reject or limit the amount, number, frequency or method for requesting future purchases or exchanges into the Fund.

The Trustees have adopted a policy that is intended to identify and discourage Frequent Trading by shareholders of the Fund under which the Trust’s Chief Compliance Officer and Transfer Agent will monitor Frequent Trading through the use of various surveillance techniques. Under these policies and procedures, shareholders may not engage in more than four "round-trips" (a purchase and sale or an exchange in and then out of the Fund) within a rolling twelve-month period. Shareholders exceeding four round-trips will be investigated by the Fund and if, as a result of this monitoring, the Fund believes that a shareholder has engaged in frequent trading, it may, in its discretion, ask the shareholder to stop such activities or refuse to process purchases in the shareholder’s accounts. The intent of the policies and procedures is not to inhibit legitimate strategies, such as asset allocation, dollar cost averaging or similar activities that may nonetheless result in Frequent Trading of Fund shares. To minimize harm to the Fund and its shareholders, the Fund reserves the right to reject any exchange or purchase of Fund shares with or without prior notice to the account holder. In the event the foregoing purchase and redemption patterns occur, it shall be the policy of the Trust that the shareholder’s account and any other account with the Fund under the same taxpayer identification number shall be precluded from investing in the Fund (including investment that are part of an exchange transaction) for such time period as the Trust deems appropriate based on the facts and circumstances (including, without limitation, the dollar amount involved and whether the Investor has been precluded from investing in the Fund before); provided that such time period shall be at least 30 calendar days after the last redemption transaction. The above policies shall not apply if the Trust determines that a purchase and redemption pattern is not a Frequent Trading pattern or is the result of inadvertent trading errors.

NAV Per Share

Fair Valuation	None

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the 1940 Act. As a general principle, the fair value of a security or other asset is the price that would be received upon the sale of the security or asset in an orderly transaction between market participants at the measurement date and time. Pursuant to Rule 2a-5, the Board has designated the Adviser as the valuation designee (“Valuation Designee”) for the Fund to perform fair value determinations relating to all Fund investments. The Adviser may carry out its designated responsibilities as Valuation Designee through a fair valuation committee and may apply fair valuation methodologies approved by the Board, or utilize prices or inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources that have been approved by the Board.

Fair valuation may require subjective determinations about the value of a security. While the Fund’s and Valuation Designee’s policies and procedures are intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing, the Fund cannot ensure that fair values accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.

G.	Key Information about the Reorganization

The following is a summary of key information concerning the Reorganization. Keep in mind that more detailed information appears in the Plan, the form of which is attached to this Proxy Statement/Prospectus as Appendix A.

1. Agreement and Plan of Reorganization

At the Special Meeting, the shareholders of the Target Fund will be asked to approve the Plan to reorganize the Target Fund into the Acquiring Fund. The Acquiring Fund is a series of WFT. If the Plan is approved by the shareholders of the Target Fund and the Reorganization is completed, the Target Fund will transfer all of its assets to the Acquiring Fund in exchange for (i) a number of shares of the Acquiring Fund with an aggregate NAV equal to the aggregate NAV of the Target Fund as of the close of business on the closing day of the Reorganization (the “Closing”), and (ii) the assumption by the Acquiring Fund of all of the Target Fund’s liabilities. Immediately thereafter, the Target Fund will distribute the shares of the Acquiring Fund in exchange for the Target Fund shares held by shareholders and in proportion to the relative NAV of their holdings of shares of the Target Fund by instructing WFT’s transfer agent to establish accounts in the Acquiring Fund’s share records in the names of those shareholders and transferring those Acquiring Fund shares to those accounts in complete liquidation of the Target Fund. The expenses associated with the Reorganization will be borne by the Acquiring Fund. Certificates evidencing Acquiring Fund shares will not be issued to the Target Fund’s shareholders. Upon completion of the Reorganization, each shareholder of the Target Fund will own a number of shares of the Acquiring Fund equal in value to the aggregate value of such shareholder’s shares of the Target Fund at the time of the exchange.

Until the Closing, shareholders of the Target Fund will continue to be able to sell their shares at the market price. After the Reorganization, all of the issued and outstanding shares of the Target Fund will be canceled on the books of the Target Fund and the transfer books of the Target Fund will be permanently closed.

The Reorganization is subject to a number of conditions, including, without limitation, the approval of the Plan by the shareholders of the Target Fund and the receipt of a legal opinion from tax counsel to WFT with respect to the federal income tax consequences of the Reorganization. Assuming satisfaction of the conditions in the Plan, the Reorganization is expected to be effective on September 10, 2025 or such other date agreed to by NLFT and WFT.

The Plan may be amended, modified, or supplemented in such manner as may be mutually agreed upon in writing by the authorized offers of the Target Fund and the Acquiring Fund, notwithstanding approval of the Plan by the Target Fund’s shareholders, provided that no such amendment after such approval may have the effect of changing the Plan to the detriment of such shareholders without their further approval. In addition, the Plan may be terminated at any time prior to the Closing by the Board or WFT Board if, among other reasons, the Board or WFT Board determines that the Reorganization is not in the best interests of its shareholders.

2. Description of the Acquiring Fund’s Shares

The Acquiring Fund’s Shares issued to the shareholders of the Target Fund pursuant to the Reorganization will be duly authorized, validly issued, fully paid and non-assessable when issued, will be transferable without restriction and will have no preemptive or conversion rights. Individual shares of the Acquiring Fund may be purchased through financial intermediaries, such as fund supermarkets or through brokers or dealers who are authorized by the Acquiring Fund’s Distributor to sell shares of the Acquiring Fund. Acquiring Fund shares may also be purchased directly from the Acquiring Fund’s Distributor. Acquiring Fund shares may be redeemed by contacting a financial intermediary or by contacting the Acquiring Fund. All Acquiring Fund shares will be purchased or redeemed at the next calculated NAV per share, minus any applicable transaction costs.

The shares of the applicable Acquiring Fund you receive will have the same aggregate net asset value as that of your shares of the corresponding Acquired Fund at the time of the Reorganization. Shares will be exchanged as follows:

Target Fund		Acquiring Fund
Class A	→	Platform Shares
Class C	→	Platform Shares
Class I	→	Institutional Shares

3. Board Considerations Relating to the Reorganization

Approval of Plan of Reorganization – Target Fund

The Board considered and discussed the Reorganization with representatives of Altegris Advisors and AACA at a meeting held on May 20, 2025, and based on these considerations, approved the Reorganization and the solicitation of shareholders of the Target Fund to vote on the Plan. In considering the Reorganization, the Board and the Independent Trustees reviewed information provided by Altegris and AACA in response to an information request addressing, among other information, things, the nature and structure of the Reorganization, the proposed impact and benefits to shareholders, any changes in portfolio strategy, management, or design, and the tax impact of the Reorganization.

The Board noted that at the March 27, 2024, meeting the adviser had discussed the operational difficulties presented by the Target Fund’s modest assets under management (“AUM”), and observed that the Target Fund had experienced a further reduction in AUM since such time. The Board observed that real estate strategies employed by LDR, including LDR Real Estate, a private fund, and separately managed accounts, had over $400M in AUM and acknowledged the adviser’s representation that LDR could offer investment and operational expertise and scale that exceeds that currently provided by Altegris.

The Board discussed the proposed Agreement and Plan of Reorganization (the “Plan”) included among the Meeting Materials, noting that, pending the Board’ approval of the Plan, WFT would prepare and file a Form N-14 in connection with the Reorganization. The Board reviewed the terms and mechanics of the Reorganization, noting that the Reorganization would be submitted to the Target Fund’s shareholders for approval and that shareholders who did not wish to become shareholders of the Acquiring Fund could redeem their shares before the Reorganization was effected.

The Board reviewed a memorandum prepared by LDR which set forth additional detail about the Reorganization. The Target Fud Trustees noted that the investment objective and strategy of the Target Fund and the Acquiring Fund were materially the same except with respect to the use of options, acknowledging that while the Target Fund’s use of options was a principal investment strategy, the Acquiring Fund employed options as a non-principal investment strategy. The Board reviewed the proposed management fee and estimated annual operating expenses of the Acquiring Fund compared to the Target Fund. The Board noted that the annual advisory fee of 0.9% charged to the Acquiring Fund was lower than the 1.3% annual advisory fee charged to the Target Fund. The Board noted that the Acquiring Fund’s net annual operating expenses were slightly higher than the net annual operating expenses for the Target Fund’s Class A shares, but lower than the Target Fund’s Class C shares, and that the Acquiring Fund’s estimated annual operating expenses following the Reorganization were expected to be lower than the expenses for both share classes of the Target Fund. The Board observed that, while there was not currently an expense limitation agreement in place with respect to the Acquiring Fund, LDR had committed to implement an expense limitation agreement at the same 1.55% rate currently applied to the Target Fund until at least April 30, 2027. The Board agreed that the proxy statement should articulate the possibility of fee increases to the Acquiring Fund’s shareholders following the expiration of such period.

The Board reviewed the Acquiring Fund’s current service providers who were contemplated to continue servicing the Acquiring Fund following the Reorganization. The Board noted that LDR contemplated employing Foreside Fund Services, LLC, as distributor, UMB Bank, N.A., as custodian, Tait, Weller & Baker as auditor, and Commonwealth Fund Services, Inc., as transfer agent, fund accountant, and administrator. The Board agreed that the contemplated service providers were reputable and competent to provide service to the Acquiring Fund of a comparable quality to the service currently provided by the service providers to the Target Fund.

The Board considered the credentials and experience of WFT’s officers and trustees. The Board observed that WFT’s board of trustees was well established and experienced. The Board also reviewed the credentials and experience of WFT’s officers, observing their extensive experience in the investment management industry. The Board agreed that WFT’s officers and trustees were qualified to provide service to the Acquiring Fund of a comparable quality to the service currently provided by Altegris Advisers and NLFT to the Target Fund.

The Board noted that the Reorganization would constitute a “reorganization” within the meaning of Section 368(a)(1) of the Internal Revenue Code, and that, accordingly, the Reorganization was expected to be a non-taxable event. The Board noted that LDR had agreed to provide a tax opinion to the effect that the Reorganization was expected to be a non-taxable event for the Target Fund and its shareholders. The Board further noted that the Acquiring Fund had agreed to pay all expenses related to the Reorganization. The Board discussed that the Reorganization was recommended by Altegris Advisers, and that Altegris Advisers expected the Reorganization would ultimately benefit the Target Fund’s shareholders due to economies of scale arising from the combination of the Target Fund and the Acquiring Fund’s assets, and LDR’s expertise in operations and real estate orientated investment strategies. The Board concluded that the terms of the Reorganization were fair and reasonable, no unfair burden would be imposed on the Target Fund’s shareholders as a result of the Reorganization, and that such shareholder’s interests would not be diluted as a result of the Reorganization.

After consideration of these and other factors it deemed appropriate, the Board, at a meeting held on May 20, 2025, determined that the Reorganization is in the best interests of the Target Fund and would not dilute the interests of the Target Fund’s existing shareholders. The Board, including those Board members who are not “interested persons” of NLFT, as defined in the 1940 Act, unanimously approved the Reorganization of the Target Fund, subject to approval by its shareholders. The Board noted that if shareholders of the Target Fund do not approve the Reorganization, the Target Fund would not be reorganized into the Acquiring Fund and the Board would have to consider what steps to take, including merging with another fund complex, the possible liquidation of the Target Fund, or the possible continuation of the Target Fund.

4. Federal Income Tax Consequences

For each year of its existence, the Target Fund has had in effect an election to be, and NLFT believes the Target Fund has qualified for treatment as, a “regulated investment company” under the Code. Accordingly, NLFT believes the Target Fund has been, and will continue through the Closing of the Reorganization to be, generally relieved of any federal income tax liability on its taxable income and gains it distributes to shareholders in accordance with Subchapter M of the Code.

As a condition to the Closing of the Reorganization, NLFT and WFT will receive, on behalf of the Target Fund and the Acquiring Fund, respectively, a tax opinion from Practus, LLP with respect to the Reorganization substantially to the effect that for federal income tax purposes:

•	The Reorganization will constitute a “reorganization” within the meaning of Section 368(a)(1) of the Code, and each of the Acquiring Fund and the Target Fund will be a “party to a reorganization,” within the meaning of Section 368(b) of the Code.

•	No gain or loss will be recognized by the Acquiring Fund upon its receipt of all the assets of the Target Fund solely in exchange for the Acquiring Fund Shares and the assumption by the Acquiring Fund of all the liabilities of the Target Fund.

•	No gain or loss will be recognized by the Target Fund upon the transfer of all its assets to the Acquiring Fund solely in exchange for the Acquiring Fund’s shares and the assumption by the Acquiring Fund of all the liabilities of the Target Fund, or upon the distribution of the Acquiring Fund’s shares to the shareholders of the Target Fund, except for (A) gain or loss that may be recognized on the transfer of “section 1256 contracts” as defined in Section 1256(b) of the Code, (B) gain that may be recognized on the transfer of stock in a “passive foreign investment company” as defined in Section 1297(a) of the Code, and (C) any other gain or loss that may be required to be recognized (1) as a result of the closing of the tax year of Target Fund, or (2) upon the transfer of an asset regardless of whether such transfer would otherwise be a non-recognition transaction under the Code.

•	No gain or loss will be recognized by the Target Fund Shareholders upon the exchange, pursuant to the Reorganization, of all their shares of the Target Fund solely for Acquiring Fund Shares (except with respect to cash received).

•	The basis of each asset of the Target Fund received by the Acquiring Fund in the Reorganization will be the same as the basis of such asset in the hands of the Target Fund immediately before the effective time of the Reorganization, adjusted for any gain or loss required to be recognized as described in bullet 3 above.

•	The holding period of each asset of the Target Fund received by the Acquiring Fund in the Reorganization, other than assets with respect to which gain or loss is required to be recognized as described in bullet 3 above, will generally include the period during which such asset was held by the Target Fund.

•	The Acquiring Fund will succeed to and take into account the items of each Target Fund described in Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code and the Treasury regulations thereunder

•	The aggregate tax basis of the Acquiring Fund Shares received by each Target Fund Shareholder in the Reorganization will be the same as the aggregate tax basis of the Target Fund shares exchanged therefor by such shareholder (reduced by any amount of tax basis allocable to shares for which cash is received).

•	Each Target Fund Shareholder’s holding period for the Acquiring Fund Shares received in the Reorganization will include the Target Fund Shareholder’s holding period for the Target Fund shares exchanged therefor, provided that the Target Fund Shareholder held such Target Fund shares as capital assets on the date of the Reorganization.

In rendering the opinion, counsel will rely upon, among other things, certain facts and assumptions and certain representations of NLFT, WFT, the Target Fund and the Acquiring Fund. The condition that the parties to the Reorganization receive such an opinion may not be waived.

No tax ruling has been or will be received from the Internal Revenue Service (“IRS”) in connection with the Reorganization. An opinion of counsel is not binding on the IRS or a court, and no assurance can be given that the IRS would not assert, or a court would not sustain, a contrary position.

Although NLFT is not aware of any adverse state income tax consequences, NLFT has not made any investigation as to those consequences for the shareholders. Because each shareholder may have unique tax issues, shareholders should consult their own tax advisors.

The Reorganization could result in a number of different limitations on the Acquiring Fund’s ability to use realized and unrealized losses of the Target Fund or the Acquiring Fund. In the taxable year of the Acquiring Fund in which the Reorganization occurs, the Acquiring Fund will be able to use capital loss carryforwards of the Target Fund (including from the Target Fund’s short taxable year ending on the date of the Closing), subject to the additional limitations described below, to offset only a prorated portion of the Acquiring Fund’s capital gains for the taxable year, based on the number of days remaining after the date of the Closing in such taxable year.

The Reorganization may also result in limitations on the Acquiring Fund’s ability, following the Reorganization, to use capital loss carryforwards of the Target Fund (including carryforwards generated in the tax year of the Target Fund ending on the date of the Closing). Those limitations may apply if the shareholders of the Target Fund own less than 50% of the combined fund immediately after the Reorganization and would be imposed on an annual basis. The Reorganization may result in limitations on the Acquiring Fund’s ability to use unrealized capital losses inherent in the tax basis of the Target Fund’s assets on the date of the Closing. Capital losses in excess of this limitation may be carried forward indefinitely, subject to any other applicable limitations. This annual limitation on the use of the Target Fund’s losses for periods following the Reorganization generally will equal the product of the NAV of the Target Fund immediately prior to the Reorganization and the “long-term tax-exempt rate,” as published by the IRS and in effect at the time of the Reorganization. This limitation may also be prorated in the taxable year of the Acquiring Fund in which the Reorganization occurs based on the number of days remaining after the date of the Closing in such taxable year.

The Reorganization may result in limitations on the Acquiring Fund’s ability, after the Reorganization, to use capital loss carryforwards of the Acquiring Fund, a portion of any losses recognized by the Acquiring Fund in its tax year that includes the Reorganization, and potentially on the Acquiring Fund’s ability to use unrealized capital losses inherent in the tax basis of its assets immediately prior to the Reorganization. These limitations may apply if the Acquiring Fund’s shareholders own less than 50% of the combined fund immediately after the Reorganization. These limitations are imposed on an annual basis. Losses in excess of the limitation may be carried forward, subject to generally applicable limitations. If applicable, the annual limitation on the use of these carryforwards for periods following the Reorganization generally will equal the product of the NAV of the Acquiring Fund immediately prior to the Reorganization and the “long-term tax-exempt rate,” as published by the IRS and in effect at the time of the Reorganization.

If the Acquiring Fund or the Target Fund has a net unrealized gain inherent in its assets at the time of the Reorganization, then, under certain circumstances, the Acquiring Fund, after the Reorganization, may not offset that gain, to the extent realized within five years of the Reorganization, by a carryforward of pre-Reorganization losses (other than a carryforward of pre-Reorganization losses of the Fund with the net unrealized gain inherent in its assets at the time of the Reorganization) or, in certain cases, by a net unrealized loss inherent at the time of the Reorganization in the assets of the other Fund.

As a result of the Reorganization, losses and loss carryforwards will benefit the shareholders of the combined Acquiring Fund, rather than the shareholders of the Target Fund, which incurred them. As a result of these rules, taxable shareholders may pay more taxes, or pay taxes sooner, as a result of a Reorganization than they would have if the Reorganization did not occur.

The Target Fund’s and Acquiring Fund’s respective capital loss carryforwards, realized and unrealized gains and losses, and the applicability of the limitations described above, may change significantly between now and the date of the Closing. The ability of any fund to use capital losses to offset gains (even in the absence of a reorganization) also depends on factors other than loss limitations, such as the future realization of capital gains or losses.

This description of the federal income tax consequences of the Reorganization is made without regard to the particular facts and circumstances of any shareholder. Shareholders are urged to consult their own tax advisers as to the specific consequences to them of the Reorganization, including the applicability and effect of state, local, non-U.S. and other tax laws.

5. Comparison of Forms of Organization and Shareholder Rights

Form of Organization

NLFT is a Delaware statutory trust governed by its Agreement and Declaration of Trust (the “NLFT Declaration of Trust”), By-Laws and a Board of Trustees. Similarly, WFT is a Delaware statutory trust governed by its Agreement and Declaration of Trust (the “WFT Declaration of Trust”), By-Laws and a Board of Trustees. The operations of NLFT and WFT are also governed by applicable state and federal law.

Shares

NLFT and WFT are authorized to issue an unlimited number of shares of beneficial interest and shareholders have no preemptive rights.

Shareholder Voting Rights, Quorum, Required Vote and Action by Written Consent

Pursuant to the NLFT Declaration of Trust, shareholders have the power to vote only for the following (each to the extent and as provided by the applicable Declaration of Trust): (i) for the election or removal of Trustees, (ii) with respect to the approval of termination in accordance with the 1940 Act of any contract with any one or more corporations, trusts, associations, partnerships, limited partnerships, limited liability companies or other types of organizations or individuals who provide services for or on behalf of NLFT and its series, including investment advisory services, as to which shareholder approval is required by the 1940 Act, (iii) with respect to any reorganization of NLFT or any series of NLFT; (iv) with respect to any amendment of the Declaration of Trust; (v) to the same extent as the stockholders of a Delaware business corporation as to whether or not a court action, proceeding or claim should or should not be brought or maintained derivatively or as to a class action on behalf of NLFT or any series of NLFT, or the shareholders of any of them, and (vi) with respect to such additional matters relating to NLFT as may be required by the 1940 Act, the Declaration of Trust, the By-Laws or any registration of NLFT with the SEC or any State, or as the Trustees may consider necessary or desirable.

Pursuant to WFT Declaration of Trust, shareholders shall have the right to vote only (i) on such matters required by this Declaration of Trust, the By-Laws, the 1940 Act, other applicable law and any registration statement of the Trust filed with the Commission, the registration of which is effective; and (ii) on such other matters as the Board of Trustees may consider necessary or desirable.

The presence in person or by proxy of one-third of the holder of shares of WFT or NLFT entitled to vote shall be a quorum for the transaction of business at a shareholder meeting. A majority shareholder vote at a meeting at which a quorum is present shall decide any question, except when a different vote is required or permitted by any provision of the 1940 Act or other applicable law or by the applicable Declaration of Trust or the applicable By-Laws, or, with respect to NLFT, when the Trustees shall in their discretion require a larger vote or the vote of a majority or larger fraction of the shares of one or more particular series. On each matter submitted to a vote of shareholders of the Target Fund or Acquiring Fund, each shareholder is entitled to one vote for each whole share and each fractional share is entitled to a fractional vote. There is no cumulative voting in the election or removal of Trustees. Subject to the provisions of the 1940 Act and other applicable law, any action taken by shareholders may be taken without a meeting if a majority of shareholders entitled to vote on the matter (or such larger proportion thereof or of the shares of any particular series as shall be required by the 1940 Act or by any express provision of the applicable Declaration of Trust or the applicable By-Laws or as shall be permitted by the Trustees) consent to the action in writing and if the writings in which such consent is given are filed with the records of the meetings of shareholders.

Shareholder Meetings

The NLFT and WFT are not required to, and do not, have annual meetings. Nonetheless, the Board and WFT Board may call a special meeting of shareholders for action by shareholder vote as may be required by the 1940 Act or as required or permitted by NLFT’s Declaration of Trust and By-Laws and WFT Declaration of Trust and By-Laws. Shareholders retain the right to request that a meeting of the shareholders be held for the purpose of considering matters requiring shareholder approval. NLFT must call a shareholder meeting when requested in writing by shareholders holding at least 10% of the shares outstanding. The WFT must also call a shareholder meeting for the consideration of the removal of a trustee from office when requested in writing by shareholders holding at least 10% of the shares entitled to be cast at such meeting. WFT must call a shareholder meeting when requested in writing by shareholders holding at least 10% of the shares outstanding.

Shareholder Liability

The NLFT Declaration of Trust disclaims shareholder liability for the debts, liabilities and obligations of NLFT or any of its series and provides indemnification for all losses and expenses of any shareholder held liable for the obligations of the Target Fund. The WFT Declaration of Trust disclaims shareholder liability for all loss and expense, including without limitation, attorneys’ fees, arising from such claim or demand the debts, liabilities, obligations and expenses of WFT or any of its respective series and provides indemnification for all losses and expenses of any shareholder held liable for the obligations of the Acquiring Fund. Shareholders of the NLFT and WFT have the same limitation of personal liability as is extended to shareholders of a Delaware for-profit corporation.

Trustee Liability

Both NLFT and WFT indemnify trustees against all liabilities and expenses incurred by reason of being a trustee to the fullest extent permitted by law, except that the NLFT and WFT do not provide indemnification for liabilities due to a trustee’s willful misfeasance, bad faith, gross negligence or reckless disregard of such trustee’s duties.

Amendments to Declaration of Trust

Both WFT Board and the NLFT Board may amend the Agreement and Declaration of Trust and NLFT Declaration of Trust, respectively, by an instrument signed by a majority of each respective Board so long as such amendment does not adversely affect the rights of any shareholder with respect to which such amendment is or purports to be applicable and so long as such amendment is not in contravention of applicable law, including the 1940 Act.

The foregoing is a very general summary of certain provisions of the trust instruments and by-laws governing NLFT and WFT. It is qualified in its entirety by reference to the respective trust instruments and by-laws.

6. Capitalization

The following table shows, as of April 30, 2025, (1) the unaudited capitalization of the Target Fund and unaudited capitalization of the Acquiring Fund, and (2) the pro forma combined capitalization of the Acquiring Fund, giving effect to the Reorganization as of that date. The capitalizations of the Target Fund and the Acquiring Fund are likely to be different upon the closing of the Reorganization as a result of daily share purchase, redemption, and market activity.

Target Fund	Net Assets	Net Asset Value Per Share	Shares Outstanding
Class A Shares	$3,846,328	$9.85	390,501
Class C Shares	$79,867	$9.60	8,321
Class I Shares	$47,232,398	$9.99	4,728,504
Total	$51,158,593		5,127,326

Acquiring Fund	Net Assets	Net Asset Value Per Share	Shares Outstanding
Institutional Shares	$7,940,061	$9.83	807,429
Platform Shares	$5,244,567	$9.75	537,925
Class Z Shares	$-	N/A	-
Total	$13,184,628		1,345,354

Acquiring Fund (pro forma assuming Reorganization)(1)	Net Assets	Net Asset Value Per Share	Shares Outstanding
Institutional Shares	$55,067,100	$9.81	5,612,352
Platform Shares	$9,101,151	$9.68	940,612
Class Z Shares	$-	N/A	-
Total	$64,168,251		6,552,964

(1)	The pro forma data reflects the combined assets after the reorganization of the Target Fund into the Acquiring Fund. The pro forma data also reflects adjustments to account for the estimated costs of the Reorganization to be borne by the Acquiring Fund. The Acquiring Fund would bear approximately $175,000 of expenses, respectively, without taking into account each Fund’s expense limitations. The costs of the Reorganization shall include, but not be limited to, costs associated with preparation and filing of the Registration Statement and printing and distribution of the Proxy Statement/Prospectus, solicitation of proxies, legal fees, accounting fees, and securities registration fees. Also included are brokerage fees and expenses related to the disposition and acquisition of assets (including any disposition to raise cash to pay redemption proceeds) that are incurred in the ordinary course of business. Notwithstanding any of the foregoing, expenses will in any event be paid by the party directly incurring such expenses if and to the extent that the payment by another person of such expenses would result in the disqualification of such party as a “regulated investment company” within the meaning of Section 851 of the Code.

The Acquiring Fund will be the accounting and performance survivor following the Reorganization. The information in the capitalization tables above is for informational purposes only. There is no assurance that the Reorganization will be consummated. Moreover, if consummated, the capitalization of the Target Fund and Acquiring Fund is likely to be different at the Closing Date as a result of daily share purchase and redemption activity in the Funds. Accordingly, the foregoing should not be relied upon to reflect the number of shares of the Acquiring Fund that actually will be received on or after such date.

H. Additional Information about the Funds

1. Performance

Performance for the Target Fund

The following bar charts and tables illustrate the risks of investing in each Fund by showing changes in the Fund’s performance from calendar year to calendar year and comparing the Fund’s average annual returns to those of one or more broad-based securities indices. Of course, past performance is not necessarily an indication of how a Fund will perform in the future.

The bar chart and performance table below show the variability of the Target Fund’s Class I returns over time, which is some indication of the risks of investing in the Target Fund. The bar chart shows performance of the Target Fund’s Class I shares for each full calendar year for the past ten years, which includes performance of the Predecessor Fund (as defined below) for periods prior to January 9, 2014. Returns for Class A which are not presented, will vary from the returns of Class I shares. The performance table compares the performance of the Target Fund’s Class I and Class A shares over time to the performance of a broad-based securities market index and a supplemental index. Class C Shares of the Target Fund commenced operations on December 1, 2020.

The prior performance shown below includes performance of the Target Fund’s predecessor limited partnership, American Assets Real Estate Securities Fund, L.P. (“Predecessor Fund”) which was managed by American Assets Investment Management, LLC, (“AAIM”) an affiliate and predecessor firm of the Fund’s sub-adviser. Effective September 2, 2014, as a result of an internal corporate restructuring of AAIM, AAIM’s real estate related advisory accounts were transferred to AACA, an entity registered with the SEC, of which AAIM is a 50% owner. The Predecessor Fund was not registered under the Investment Company Act of 1940 Act (“1940 Act”), and was reorganized as a series of the Trust effective January 9, 2014. The Predecessor Fund, since its inception on February 1, 2011, was managed by AAIM in the same style, and pursuant to substantially identical real estate long-short strategies, investment goals and guidelines, as are presently pursued on behalf of the Fund by AACA as its sub-adviser, as further described herein. The prior annual returns and performance track record that follows includes performance of the Predecessor Fund since its inception (while it was a limited partnership), and is net of applicable management fees (1.50% annually), performance fees and other actual expenses of the Predecessor Fund. The method used to calculate the Predecessor Fund’s performance differs from the SEC’s standardized method of calculating performance because the Predecessor Fund employed monthly, rather than daily, valuation and this may produce different results. From its inception on February 1, 2011 through January 9, 2014, the inception date of the Fund, the Predecessor Fund was not subject to certain investment restrictions, diversification requirements, limitations on leverage and other restrictions of the 1940 Act and of the Internal Revenue Code (“Code”), which if they had been applicable, might have adversely affected its performance. In addition, the Predecessor Fund was not subject to sales loads which are applicable to certain classes of Fund shares, and which also would have adversely affected performance.

Performance Bar Chart For Class I Shares
Calendar Years Ended December 31

Altegris/AACA Opportunistic Real Estate Fund (Class I)
Calendar Year Total Returns
50.00%
40.00%
30.00%
20.00%
10.00%
0.00%
-10.00%
-20.00%
-30.00%
-40.00%
-50.00%
-0.31%
12.88%
24.01%
-18.16%
46.42%
28.45%
8.86%
-40.06%
11.46%
3.17%
2015
2016
2017
2018
2019
2020
2021
2022
2023
2024

Best Quarter	First Quarter 2019	22.57%
Worst Quarter	Second Quarter 2022	(19.01)%

Altegris/AACA Opportunistic Real Estate Fund	One Year	Five Years	Ten Years*	Since Inception-Class I and Class A (01/07/2014) Inception-Class C (12/01/2020)
Class I shares return before taxes*	3.17%	-0.73%	4.89%	6.77%
Class I shares return after taxes on distributions
Class I shares return after taxes on distributions and sale of Fund shares
Class A shares return before taxes	2.85%	-0.99%	4.62%	6.50%
Class C shares return before taxes	2.11%	N/A	N/A	-6.24%
Dow Jones U.S. Real Estate Total Return Index**	4.86%	3.00%	5.64%	5.43%
Standard & Poor’s 500 Total Return Index***	25.02%	14.53%	13.10%	14.02%
*	The performance of Class I shares reflects performance which includes performance of the Predecessor Fund, since inception February 11, 2011 as described above, and presented on an annualized basis.
**	The Dow Jones U.S. Real Estate Total Return Index (“DJUSRET”) is an unmanaged index considered to be representative of REITs and other companies that invest directly or indirectly in real estate, and reflects no deductions for fees, expenses or taxes.
***	The Standard & Poor’s 500 Total Return Index (“S&P 500 TR”) Index is an unmanaged index consisting of 500 stocks chosen for their market size, liquidity and industry representation, and is considered to be representative of the U.S. equity market, and reflects no deductions for fees, expenses or taxes.

Performance of the Acquiring Fund

The bar chart and table below provide some indication of the risks of investing in the Acquiring Fund by showing changes in the Acquiring Fund’s performance from year to year and by showing how the Acquiring Fund’s average annual returns for the periods indicated compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Acquiring Fund will perform in the future. Updated performance information is available at https://ldrcapitalmgmt.com/ or by calling toll-free 800-673-0550.The Fund acquired the assets and assumed the historical performance of another mutual fund (the “Predecessor Fund”) on November 25, 2005. The performance shown in the table for periods between that date and December 16, 2002 is the performance of the Predecessor Fund. On December 16, 2002, the Predecessor Fund acquired the assets of an unregistered, similarly managed investment company (the “Partnership”). Performance prior to that date is that of the Partnership. The Partnership was not subject to the same investment and tax restrictions as the Predecessor Fund or the Fund; if it had been, the Partnership’s performance may have been lower. Additionally, on August 15, 2014, the Fund was reorganized from a series of World Funds, Inc., a Maryland corporation, to a series of the Trust, a Delaware statutory trust (the “Reorganization”). The performance information shown below is based upon the average total returns of the Fund (which, as noted above, includes the performance of the Fund prior to the Reorganization). The performance information below is intended to serve as an illustration of the variability of the Fund’s returns. The Fund’s fee and expense structure prior to the Reorganization was different and could have impacted results.

The following bar chart shows the annual returns for the Institutional Shares of the Fund for the previous ten calendar years. The performance of the Fund’s Platform Shares and Z Shares will differ from the returns of the Fund’s Institutional Shares shown in the bar chart because the expenses of the Classes differ.

Year-By-Year Annual Returns

During the periods shown, the highest quarterly return was 23.67% (quarter ended June 30, 2020) and the lowest quarterly return was -36.77% (quarter ended March 31, 2020).

Average Annual Returns for Periods Ended December 31, 2024*

The table below shows how average annual total returns of the Acquiring Fund’s Institutional Shares compared to those of the Acquiring Fund’s broad-based market benchmark, the S&P 500® Index, and the FTSE NAREIT All Equity REIT Index, which is the Acquiring Fund’s secondary index. The table also presents the impact of taxes on the Acquiring Fund’s Institutional Shares. After-tax returns are calculated using the historical highest marginal individual U.S. federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Acquiring Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRA”). Because the Partnership was not a regulated investment company and, therefore, did not distribute current or accumulated earnings and profits, after-tax returns are not included for the period of the Partnership’s operations (December 1, 1999 to December 16, 2002). The after-tax returns for the Platform Shares and Z Shares will differ from those of the Institutional Shares as the expenses of the Classes differ.

Return Before Taxes	One Year	Five Years	Ten Years	Since Inception as a Mutual Fund	Since Inception Of the Partnership
Institutional Shares	9.38%	5.18%	4.63%	8.51% (12/16/02)	9.56% (12/1/99)
Platform Shares	9.08%	4.89%	4.36%	8.62% (12/22/09)	N/A

Return After Taxes – Institutional Shares	One Year	Five Years	Ten Years	Since Inception as a Mutual Fund (12/16/02)	Since Inception Of the Partnership (12/1/99)
Return After-Taxes on Distributions	7.25%	1.88%	1.66%	5.88%	N/A
Return After-Taxes on Distributions and Sale of Fund Shares	5.53%	2.89%	2.63%	6.05%	N/A
S&P 500® Index(1) (reflects no deduction for fees, expenses or taxes)	25.02%	14.53%	13.10%	10.96%	7.89%
FTSE NAREIT All Equity Index (reflects no deduction for fees, expenses or taxes)	4.92%	3.92%	5.83%	9.29%	9.98%
*	As of December 31, 2024, there were no Z Shares outstanding for the Fund.
(1)	In connection with newly adopted SEC regulations applicable to the Fund, the S&P 500® Index is the Fund’s new broad-based securities market index. The Fund will continue to show performance for the FTSE NAREIT All Equity REIT Index, the Fund’s secondary securities market index.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year ended December 31, 2024, the Target Fund’s portfolio turnover rate was 44% of the average value of its portfolio. During the most recent fiscal year ended December 31, 2024, the Acquiring Fund’s portfolio turnover rate was 58.24% of the average value of its portfolio.

2. Investment Advisers, Sub-Advisers, Portfolio Managers and Manager of Managers Structure

Investment Adviser – Target Fund

The Target Fund’s investment adviser is Altegris Advisors, L.L.C. Altegris Advisors is located at 1200 Prospect Street, Suite 400, La Jolla, CA 92037. Subject to the authority of the Board of Trustees, Altegris Advisors is responsible for management of the Target Fund’s investment portfolio including through the sub-adviser. Altegris Advisors is responsible for selecting the Target Fund’s sub-advisers and assuring that investments are made according to the Target Fund’s investment objectives, policies and restrictions. Altegris Advisors was established in 2010 for the purpose of advising mutual funds. As of December 31, 2024, Altegris Advisors had approximately $149.5 million in assets under management. Management of Altegris Advisors and its affiliates, and the Target Fund’s portfolio managers, have substantial experience in both the selection and evaluation of alternative investment managers, portfolios and strategies, and the structuring, management and distribution of alternative investment products. The Advisory Agreement may be terminated without penalty on 60 days’ written notice by a vote of a majority of the Trustees or by the Adviser, or by holders of a majority of a Fund’s outstanding shares. The Advisory Agreement shall terminate automatically in the event of its assignment.

The Adviser is wholly owned by Better Outcome, LLC, which in turn is owned and controlled equally by Continuum Capital Managers, LLC (“Continuum”) and AV5 Acquisition, LLC (“AV5”). Mr. Matthew Osborne, the Adviser’s CEO and CIO is the sole owner and member of AV5. Continuum is wholly owned and controlled by Messrs. Douglas Grip and Stephen Vanourny.

Pursuant to an advisory agreement between Altegris Advisors and NLFT, with respect to the Target Fund, Altegris Advisors is entitled to receive, on a monthly basis, an annual advisory fee equal to 1.30% of the Target Fund’s average daily net assets. During the fiscal year ended December 31, 2024, Altegris Advisors earned $1,886,160 in advisory fees, of which $240,370 were waived which represented 1.13% of the Target Fund’s average daily net assets. Altegris Advisors has contractually agreed to reduce its fees and/or absorb expenses of the Target Fund until at least October 31, 2026, to ensure that total Annual Fund operating expenses after fee waiver and/or expense reimbursement (exclusive of (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions; (iii) acquired fund fees and expenses; (iv) fees and expenses associated with instruments in other collective investment vehicles or derivative instruments (including for example options and swap fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short), (vi) taxes, (vii) expenses incurred in connection with any merger or reorganization; and (viii) extraordinary expenses, such as litigation expenses (which may include indemnification of Target Fund officers and Trustees and contractual indemnification of the Target Fund service providers (other than the adviser)) will not exceed 1.80%, 2.55% and 1.55% of average daily net assets attributable to Class A, Class C and Class I shares, respectively. Waived fees and absorbed expenses are subject to possible recoupment from the Target Funds in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. This agreement may only be terminated only by the Board of Trustees on 60 days written notice to the Adviser.

Investment Adviser – Acquiring Fund

LDR, located at 300 Park Avenue, Suite 501, New York, New York 10022, is the investment adviser to the Acquiring Fund. LDR provides trading, execution and various other administrative services and supervises the overall daily affairs of the Acquiring Fund, subject to the general supervision and control of the Board. LDR was organized in October 2011 as a limited liability corporation in the state of Delaware. Mr. Lawrence D. Raiman is the firm’s founder and principal owner. Mr. Raiman is a control person under the 1940 Act.

Effective on March 25, 2022 (the “Effective Date”), the investment advisory agreement (the “Former Advisory Agreement”) between WFT, on behalf of the Acquiring Fund, and the Acquiring Fund’s previous investment adviser, Real Estate Management Services Group, LLC (the “Predecessor Adviser”), was assigned to the LDR.

 Under the New Advisory Agreement, the monthly compensation paid to LDR is accrued daily at an annual rate of 0.90% on the daily net assets of the Acquiring Fund (and deducted proportionately from each class of Shares). For the fiscal period ended December 31, 2024, the Adviser earned an aggregate fee of 0.90% of the Fund's daily net assets for investment advisory services performed, of which 0.54% was waived pursuant to the expense limitation agreement which expired on April 30, 2024.

Sub-Adviser – Target Fund

American Assets Capital Advisers, LLC, located at 3430 Carmel Mountain Road, Suite 150, San Diego, CA 92121, serves as the sub-adviser to the Target Fund. Subject to the supervision of the Board of Trustees and oversight by Altegris Advisors, AACA is responsible for management of the Target Fund’s real estate company securities portfolio investments according to the Target Fund’s investment objectives, policies and restrictions. Pursuant to a sub-advisory agreement between Altegris Advisors and AACA, as a sub-adviser, AACA is entitled to receive an annual sub-advisory fee based on the Target Fund’s average daily net assets that is paid by Altegris Advisors, not the Target Fund. AACA is an SEC-registered investment advisory firm offering multiple strategies, including real estate long short investment strategies. The firm focuses on providing total returns through long term capital appreciation and current income. Effective September 2, 2014, as a result of an internal corporate restructuring of American Assets Investment Management, LLC (“AAIM”), the previously appointed sub-adviser to the Target Fund, AAIM’s real estate related advisory accounts were transferred to AACA, an entity registered with the SEC, of which AAIM is a 50% owner. AAIM served as the general partner and investment manager of the Predecessor Fund and has served institutional investors since 2002. As of December 31, 2024, AACA had approximately $314.4 million in assets under management.

Sub-Adviser – Acquiring Fund

If approved by shareholders, AACA will be appointed as sub-advisor to the Acquiring Fund, and a member of AACA will serve on as a Portfolio Manager.

Portfolio Managers – Target Fund

Burland B. East III and Creede Murphy are the co-portfolio managers who are responsible for the day-to-day management of the Target Fund.

Burland B. East III, CFA

Co-Portfolio Manager

Mr. East has served as the Chief Executive Officer and a portfolio manager of the sub-adviser since October 2010. From October 2001 to July 2010, he was a Managing Principal of Silver Portal Capital, LLC, a FINRA regulated investment bank specializing in institutional real estate. From August 1992 to February 2001, he served as a Managing Director, Senior Equity Analyst and Group Co Head at Wachovia Securities (and its predecessor companies, First Union Securities, EVEREN Securities, Inc., Research Division and Kemper Securities Inc.), with primary responsibility for equity research coverage of all forms of publicly traded real estate companies and related investment banking. Mr. East serves on the Board of Advisors of Comunidad Realty Partners. Mr. East served as Independent Director at Excel Trust, Inc. (NYSE: EXL) from April 2010 to 2015. Mr. East is a former NAREIT member and was a Board Associate in 1998/1999. Mr. East served on the Leadership Council of the Lusk Center for Real Estate at the University of Southern California from 2003 to 2014. In 1996, 1997 and 1998, he was recognized among outstanding sell-side analysts by Dow Jones Publishing/Realty Stock Review. He holds a Chartered Financial Analyst designation. Mr. East received a Bachelor of Arts in Business and a Master’s Degree in Business Administration from Loyola College in Maryland.

Creede Murphy

Co-Portfolio Manager

Since January 2011, Mr. Murphy has served in various roles, with increasing responsibility and authority, as an analyst supporting the sub-adviser’s investment management, research and portfolio management functions, and currently serves as the firm’s Chief Operating Officer. In 2021, in addition to his role as COO, Mr. Murphy joined Mr. East as a portfolio manager to client accounts of the sub-adviser. Mr. Murphy has over 10 years of experience in investment management, providing investment research, financial modeling, security valuation, and general portfolio management services. He is also a licensed architect with 10 years of prior experience in architecture and real estate development, providing unique insights into real estate deals and investment opportunities.

Mr. Murphy holds a Master’s Degree in Business Administration from the University of California San Diego, where he studied Modern Portfolio Theory under Nobel Laureate Harry Markowitz, and holds a Master’s Degree in Architecture and a Bachelor of Arts in Architecture. He is also a Licensed Architect.

The Target Fund’s SAI and the Acquiring Fund’s SAI provide additional information about the portfolio managers’ method of compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of Fund securities.

Portfolio Managers – Acquiring Fund

Larry Raiman and Jennifer Yap are co-portfolio managers who are responsible for the day-to-day management of the Acquiring Fund.

Larry Raiman, Managing Principal, CIO, has been Portfolio Manager to the Fund since August 2022.

Jennifer Yap, Portfolio Manager of the Adviser, has been Portfolio Manager to the Fund since March 2025.

Burland B. East III, CFA (subject to approval by shareholders of the Acquiring Fund)

Manager of Managers Structure

Target Fund. NLFT and Altegris Advisors do not have an exemptive order.

Acquiring Fund. LDR and WFT plan to file an exemptive application.

3. Trustees and Service Providers for the Target Fund and Acquiring Fund

NLFT and WFT are operated by their respective board of trustees and officers appointed by each board. The Reorganization will, therefore, result in a change in the board of trustees.

Trustees of NLFT

The NLFT Board has six trustees, all of whom are independent Trustees as that term is defined under the 1940 Act. The following individuals comprise the NLFT Board: Mark Garbin, Mark D. Gersten, Anthony J. Hertl, Gary W. Lanzen, John V. Palancia, and Mark H. Taylor.

Trustees of WFT

The WFT Board has three trustees and one Trustee Emeritus, all of whom are independent Trustees as that term is defined under the 1940 Act. The following individuals comprise WFT Board: Mary Lou H. Ivey, Laura V. Morrison, David J. Urban, and Theo H. Pitt, Jr. (Trustee Emeritus).

Service Providers

The following chart describes the service providers to the Target Fund and the Acquiring Fund:

	Target Fund	Acquiring Fund
Administrators, Fund Accounting, and Transfer Agent	Ultimus Fund Solutions, LLC 4221 North 203rd St, Suite 100 Elkhorn, NE 68022	Commonwealth Fund Services, LLC 8730 Stony Point Pkwy, Suite 205 Richmond, VA 23235
Distributor	NLFT Distributors, LLC 4221 North 203rd St, Suite 100 Elkhorn, NE 68022	Foreside Fund Services, LLC Three Canal Plaza, Suite 100 Portland, ME 04101
Independent Registered Public Accounting Firm	Deloitte & Touche LLP 695 Town Center Drive, Suite 1000 Costa Mesa, CA 92626	Tait, Weller & Baker LLP Two Liberty Place 50 S. 16th Street, Suite 2900 Philadelphia, PA 19102
Custodian	JP Morgan Chase Bank, N.A. 270 Park Avenue New York, NY 10017	UMB Bank, N.A. 928 Grand Blvd., 5th Floor Kansas City, MO 64106
Legal Counsel	Thompson Hine LLP 41 South High Street, Suite 1700 Columbus, Ohio 43215	Practus, LLP 11300 Tomahawk Creek Pkwy., Suite 310 Leawood, KS 66211

II. Voting Information

A. General Information

How to Vote

This Proxy Statement/Prospectus is being provided in connection with the solicitation of proxies by the Board to solicit your vote at a special meeting of shareholders of the Target Fund. The Special Meeting will be held at the offices of NLFT, located at 225 Pictoria Drive, Suite 450, Cincinnati, OH 45246.

You may vote in one of the following ways:

●	in person, by attending the Special Meeting;

●	complete and sign the enclosed proxy card and mail it to us in the prepaid return envelope (if mailed in the United States);

●	call the toll-free number listed on the enclosed proxy card to reach an automated touchtone voting line; or to speak with a live operator; or

●	via the Internet by following the instructions set forth on your proxy card

You may revoke a proxy once it is given. If you desire to revoke a proxy before it is exercised at the Special Meeting, you may do so either by writing to the Secretary of NLFT at the address noted in the Proxy Statement/Prospectus or in person at the time of the Special Meeting. A prior proxy can also be revoked by voting your proxy at a later date through the toll-free number or the Internet website address listed in the enclosed voting instructions or submitting a later dated proxy card. If not so revoked, the votes will be cast at the Special Meeting, and any postponements or, adjournments thereof. Attendance by a shareholder at the Special Meeting does not, by itself, revoke a proxy.

Quorum

Only shareholders of record on June 24, 2025 (the “Record Date”) are entitled to receive notice of and to vote at the Special Meeting or at any adjournment thereof. Each share of the Target Fund held as of the Record Date is entitled to one vote. The presence in person (or via a virtual meeting, if applicable) or by proxy of shareholders owning one-third of the outstanding shares of the Target Fund that are entitled to vote will be considered a quorum for the transaction of business with respect to the Target Fund. Any lesser number shall be sufficient for adjournments.

Vote Required

Approval of the proposal will require the affirmative vote of a majority of the outstanding shares of the Target Fund entitled to vote at the Special Meeting. For this purpose, the term “vote of a majority of the outstanding shares entitled to vote” means the vote of the lesser of (1) 67% or more of the voting securities present at the Special Meeting, if more than 50% of the outstanding voting securities of the Target Fund are present or represented by proxy; or (2) more than 50% of the outstanding voting securities of the Target Fund. If the shareholders of the Target Fund do not approve the Reorganization, then the Reorganization of the Target Fund will not be implemented. In such case, the Board will consider what further actions to take with respect to the Target Fund, including a possible reorganization into another fund complex, the possible liquidation of the Target Fund or the possible continuation of the Target Fund.

Adjournments

If a quorum of shareholders of the Target Fund is not present at the Special Meeting, or if a quorum is present but sufficient votes to approve the proposal described in this Proxy Statement/Prospectus are not received, the persons named as proxies may, but are under no obligation to, propose one or more adjournments of the Special Meeting of the Target Fund to permit further solicitation of proxies. Any business that might have been transacted at the Special Meeting with respect to the Target Fund may be transacted at any such adjourned session(s) at which a quorum is present. The Special Meeting with respect to the Target Fund may be adjourned from time to time by a majority of the votes of the Target Fund properly cast upon the question of adjourning the Special Meeting of the Target Fund to another date and time, whether or not a quorum is present, and the Special Meeting of the Target Fund may be held as adjourned without further notice. The persons designated as proxies may use their discretionary authority to vote on questions of adjournment and on any other proposals raised at the Special Meeting to the extent permitted by the SEC's proxy rules, including proposals for which timely notice was not received, as set forth in the SEC's proxy rules.

Effect of Abstentions and Broker “Non-Votes”

All proxies voted, including abstentions, will be counted toward establishing a quorum. Because the proposal is expected to “affect substantially” a shareholder's rights or privileges, a broker may not vote shares if the broker has not received instructions from beneficial owners or persons entitled to vote, even if the broker has discretionary voting power (i.e., the proposal is non-discretionary). Because the proposal is non-discretionary, NLFT does not expect to receive broker non-votes.

Assuming the presence of a quorum, abstentions and broker non-votes will have the effect of votes against the proposal. Abstentions will have no effect on the outcome of a vote on adjournment.

B. Method and Cost of Solicitation

This Proxy Statement/Prospectus is being sent to you in connection with the solicitation of proxies by the Board for use at the Special Meeting. The close of business on June 24, 2025 is the Record Date for determining the shareholders of the Target Fund entitled to receive notice of the Special Meeting and to vote, and for determining the number of shares that may be voted, with respect to the Special Meeting or any adjournment thereof. NLFT expects that the solicitation of proxies will be primarily by mail and telephone. Altegris Advisors has retained Okapi Partners LLC to provide proxy services, at an anticipated cost of approximately $45,000. The Acquiring Fund will bear the costs of the Special Meeting, including legal costs, the costs of retaining Okapi Partners, and other expenses incurred in connection with the solicitation of proxies. The Acquiring Fund will pay these costs regardless of whether the Reorganization is consummated.

C. Right to Revoke Proxy

Any shareholder giving a proxy may revoke it before it is exercised at the Special Meeting, either by writing to the Secretary of NLFT, at the address noted in the Proxy Statement/Prospectus or in person at the time of the Special Meeting. A prior proxy can also be revoked by voting your proxy at a later date through the toll-free number or the Internet website address listed in the enclosed voting instructions or submitting a later dated proxy card. If not so revoked, the votes will be cast at the Special Meeting, and any postponements or adjournments thereof. Attendance by a shareholder at the Special Meeting does not, by itself, revoke a proxy.

D. Voting Securities and Principal Holders

Shareholders of the Target Fund at the close of business on the Record Date will be entitled to be present and vote on the proposal related to the Target Fund at the Special Meeting. As of the Record Date, there were 4,341,449.746 shares outstanding and entitled to vote at the Special Meeting (including omnibus accounts representing multiple underlying beneficial owners such as those in the names of brokers).

Any person owning, directly or indirectly, more than 25% of the outstanding shares of the Target Fund is presumed to control the Target Fund. Principal holders are persons who own 5% or more of the outstanding shares of the Target Fund.

To the knowledge of each Fund, as of June 24, 2025, the following persons held of record or beneficially 5% or more of the outstanding shares of each Fund. Persons holding more than 25% of the outstanding shares of a Fund may be deemed to have “control” (as that term is defined in the 1940 Act) and may be able to affect or determine the outcome of matters presented for a vote of shareholders.

Altegris/AACA Opportunistic Real Estate Fund (Target Fund)
Share Class	Name/Address of Shareholder	Total Shares	Percent of Ownership
Class A
CHARLES SCHWAB & CO., INC./SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF CUSTOMERS ATTN: MUTUAL FUNDS OPERATIONS	26,896.392	7.19%
MORGAN STANLEY SMITH BARNEY, LLC/FOR THE EXCLUSIVE BENEFIT OF ITS CUSTOMERS 1 NEW YORK PLAZA FL.12 NEW YORK, NY 10004-1901	25,957.911	6.94%
PERSHING LLC PO BOX 2052 JERSEY CITY, NJ 07303	64,044.164	17.13%
Class C
MORGAN STANLEY SMITH BARNEY, LLC BARNEY, LLC/FOR THE EXCLUSIVE BENEFIT OF ITS CUSTOMERS 1 NEW YORK PLAZA FL.12 NEW YORK, NY 10004-1901	2,763.989	35.65%
PERSHING LLC PO BOX 2052 JERSEY CITY, NJ 07303	4,987.458	64.33%
Class I
UBS WM USA/SPEC CDY A/C EXL BEN CUST OF UBSFSI OMNI ACCOUNT M/F ATTN: DEPARTMENT MANAGER 1000 HARBOR BLVD WEEHAWKEN, NJ 07086-6761	474,459.389	11.98%
NORTH CAROLINA FARM BUREAU/MUTUAL INSURANCE COMPANY ALLEN W HOUCK - FIN/INV DEPT MGR PO BOX 27427 RALEIGH, NC 27611	639,587.028	16.15%
PERSHING LLC PO BOX 2052 JERSEY CITY, NJ 07303	380,567.030	9.61%
NATIONAL FINANCIAL SERVICES LLC 499 WASHINGTON BLVD JERSEY CITY, NJ 07310	1,073,011.685	27.10%

LDR Real Estate Value-Opportunity Fund (Acquiring Fund)
Share Class	Name/Address of Shareholder	Total Shares	Percent of Ownership
Institutional Shares
	National Financial Services LLC Attn: Mutual Funds 5th Fl 200 Liberty Street One World Financial Center New York, NY 10281	185,376.485	26.27%
	Charles Schwab & Co Inc. fbo Customers Attn: Mutual Funds 101 Montgomery St San Francisco, CA 94104	271,987.951	38.55%
Platform Shares
	Charles Schwab & Co Inc. fbo Customers Attn: Mutual Funds 101 Montgomery St San Francisco, CA 94104	165,836.378	31.16%
Class Z	None

Platform Shares

Class Z	None

E. Interest of Certain Persons in the Transaction

LDRCM may be deemed to have an interest in the Reorganization because it will receive fees from the Acquiring Fund for its services as investment adviser.

III. Miscellaneous Information

A. Other Business

The Board knows of no other business to be brought before the Special Meeting. If any other matters come before the Special Meeting, the Board intends that proxies that do not contain specific restrictions to the contrary will be voted on those matters in accordance with the judgment of the persons named in the enclosed proxy card.

B. Next Meeting of Shareholders

The Target Fund is not required and does not intend to hold annual or other periodic meetings of shareholders except as required by the 1940 Act. By observing this policy, the Target Fund seeks to avoid the expenses customarily incurred in the preparation of proxy material and the holding of shareholder meetings, as well as the related expenditure of staff time. If the Reorganization is not completed, the next meeting of the shareholders of the Target Fund will be held at such time as the Board may determine or at such time as may be legally required. Any shareholder proposal intended to be presented at such meeting must be received by NLFT at its office at a reasonable time before NLFT begins to print and mail its proxy statement, as determined by the Board, to be included in the Target Fund’s proxy statement and form of proxy relating to that meeting and must satisfy all other legal requirements.

C. Legal Matters

Certain legal matters concerning the issuance of shares of the Acquiring Fund in connection with the Reorganization and the federal income tax consequences of the Reorganization will be passed upon by Practus, LLP.

D. Independent Registered Public Accounting Firm

The financial statements of the Target Fund for the fiscal year ended December 31, 2024, contained in the Target Fund’s 2024 Annual Report to Shareholders, has been audited by Deloitte & Touche LLP (“Deloitte"), independent registered public accounting firm. The financial statements of the Acquiring Fund for the fiscal year ended December 31, 2024, contained in the Acquiring Fund’s 2024 Annual Report to Shareholders, has been audited by Tait, Weller & Baker LLP (“Tait"), independent registered public accounting firm.

E. Information Filed with the SEC

NLFT and WFT are subject to the information requirements of the Securities Exchange Act of 1934 and the 1940 Act and in accordance therewith, file reports and other information, including proxy materials and charter documents, with the SEC. Reports, proxy statements, registration statements and other information filed by NLFT may be inspected without charge and copied, after paying a duplicating fee, by electronic request at publicinfo@sec.gov. In addition, copies of these documents may be viewed online or downloaded without charge from the SEC’s website at www.sec.gov.

APPENDIX A - FORM OF AGREEMENT AND PLAN OF REORGANIZATION

FORM OF AGREEMENT AND PLAN OF REORGANIZATION

THIS AGREEMENT AND PLAN OF REORGANIZATION (“Agreement”) is adopted as of this [        ] day of [       ], 2025 by and among: (i) Northern Lights Fund Trust (the “Target Entity”), an open-end registered investment company, on behalf of its series, the Altegris/AACA Opportunistic Real Estate Fund , (the “Target Fund”); and (ii) World Funds Trust, an open-end registered investment company (the “Acquiring Entity”), on behalf of its series, the LDR Real Estate Value-Opportunity Fund (the “Acquiring Fund”). LDR Capital Management, LLC (“LDR Capital”) joins this Agreement solely for purposes of Sections 1.1(f), 5.1(a), 14, 16.3, 17.2, and 17.3. Altegris Advisors, L.L.C. (“Altegris”). (“Altegris”) joins this agreement solely for purposes of Sections 1.1(f), 5.1(a), 14, 16.3, 17.2, and 17.3.

WHEREAS, the parties hereto intend for the Acquiring Fund and the corresponding Target Fund (as set forth in Exhibit A hereto) to enter into a transaction pursuant to which: (i) the Acquiring Fund will acquire the Assets and Liabilities (as each such term is defined in Section 1.2) of the Target Fund in exchange for the corresponding class or classes of shares (as applicable) of the Acquiring Fund of equal value to the Net Assets (as defined in Section 1.2(c)) of the Target Fund being acquired, and (ii) the Target Fund will distribute such shares of the Acquiring Fund to shareholders of the corresponding class of the Target Fund, in connection with the liquidation of the Target Fund, all upon the terms and conditions hereinafter set forth in this Agreement (the “Reorganization”). The Acquiring Fund is, and will be immediately prior to Closing (defined in Section 3.1), a shell series, without assets or liabilities, created solely for the purpose of acquiring the Assets and Liabilities of the Target Fund;

WHEREAS, the Target Entity and the Acquiring Entity are each an open-end, registered investment company of the management type; and

WHEREAS, this Agreement is intended to be and is adopted as a plan of reorganization and liquidation with respect to the Reorganization within the meaning of Section 368(a)(1)(F) of the United States Internal Revenue Code of 1986, as amended (“Code”).

NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

1.	DESCRIPTION OF THE REORGANIZATION

1.1. Provided that all conditions precedent to the Reorganization set forth herein have been satisfied or, to the extent legally permissible, waived as of the Closing Time (defined in Section 3.1), and based on the representations and warranties each party provides to the others, the Target Entity and the Acquiring Entity agree to take the following steps with respect to their Reorganization(s), the parties to which and classes of shares to be issued in connection with which are set forth in Exhibit A:

(a) The Target Fund shall transfer all of its Assets, as defined and set forth in Section 1.1(b), to the Acquiring Fund, and the Acquiring Fund in exchange therefor shall assume the Liabilities, as defined and set forth in Section 1.1(c), and deliver to the Target Fund the number of full and fractional Acquiring Fund shares determined in the manner set forth in Section 2.

(b) The assets of the Target Fund to be transferred to the Acquiring Fund shall consist of all assets and property, including, without limitation, all rights, cash, securities, commodities and futures interests, forwards, swaps and other financial instruments, claims (whether absolute or contingent, known or unknown, accrued or unaccrued and including, without limitation, any interest in pending or future legal claims in connection with past or present portfolio holdings, whether in the form of class action claims, opt-out or other direct litigation claims, or regulator or government-established investor recovery fund claims, and any and all resulting recoveries), receivables (including dividends, interest, principal, subscriptions and other receivables), goodwill and other intangible property, and choses in action, copies of all books and records belonging to the Target Fund (including all books and records required to be maintained under the Investment Company Act of 1940, as amended (the “1940 Act”)), any deferred or prepaid expenses shown as an asset on the books of the Target Fund as of the Closing Time, and all interests, rights, privileges and powers, other than the Target Fund’s rights under this Agreement on the Closing Date as defined in Section 2.1(a) (collectively, “Assets”). The Assets of the Target Fund shall be delivered to the Acquiring Fund free and clear of all liens, encumbrances, hypothecations and claims whatsoever, and there shall be no restrictions on the full transfer thereof, except as contemplated under Section 4.1(f).

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(c) The Target Fund will use its best efforts to identify and discharge all known liabilities and obligations prior to the Closing Date (as defined in Section 2.1(a)) to the extent possible and consistent with its own investment objectives and policies and normal business operations, and prior to the Closing Date will have discharged such liabilities, including without limitation (i) liabilities arising from the Target Fund’s allocation of Target Entity obligations; (ii) any liabilities, costs or charges relating to fee waiver and expense reimbursement arrangements between the Target Fund and Altegris and its affiliates (including any recoupment of any fees or expenses of the Target Fund previously waived or reimbursed); and, (iii) any liabilities or penalties resulting from the termination of material contracts or other commitments of the Target Funds, including the contracts listed on schedule 4.1(h). At the Closing, the Acquiring Fund shall assume all of the liabilities of the Target Fund set forth in the statement of Assets and Liabilities as of the Closing Date delivered by the Target Fund to the Acquiring Fund pursuant to paragraph 5.1(g) (collectively, “Liabilities”). The Assets minus the Liabilities of a Target Fund shall be referred to herein as the Target Fund’s “Net Assets.”

(d) As soon as is reasonably practicable after the Closing, the Target Fund will distribute to its shareholders of record (“Target Fund Shareholders”) the shares of the Acquiring Fund of the corresponding class received by the Target Fund pursuant to Section 1.1(a), as set forth in Exhibit A, on a pro rata basis within that class, and without further notice the outstanding shares of the Target Fund will be redeemed and cancelled as permitted by its Governing Documents (as defined in Section 4.1) and applicable law, and the Target Fund will as promptly as practicable completely liquidate and dissolve as permitted by its Governing Documents and applicable law. Such distribution to the Target Fund Shareholders and liquidation of the Target Fund will be accomplished, with respect to each class of the Target Fund’s shares, by the transfer of the Acquiring Fund’s shares of the corresponding class then credited to the account of the Target Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Target Fund Shareholders of the class. The aggregate net asset value of the Acquiring Fund’s shares to be so credited to the corresponding Target Fund Shareholders shall be equal to the aggregate net asset value of the corresponding Target Fund’s shares owned by the Target Fund Shareholders on the Closing Date. The Acquiring Fund shall not issue certificates representing shares in connection with such exchange.

(e) Ownership of the Acquiring Fund’s shares will be shown on its books, as such are maintained by the Acquiring Fund’s transfer agent.

(f) Beginning at least forty-five (45) business days prior to the Closing Date, the Target Fund will provide LDR Capital and the Acquiring Fund with a daily schedule of the Assets then held by the Target Fund, with current market values. At least thirty (30) business days prior to the Closing Date, and ten (10) business days prior to the Closing Date, LDR Capital, on behalf of the Acquiring Fund, will advise Altegris and the Target Fund of any investments of the Target Fund shown on the Target Fund’s schedule of Assets that the Acquiring Fund would not be permitted to hold (i) under applicable law; or (ii) because the transfer of such investments would result in material operational or administrative difficulties (including relating to valuation matters) to the Acquiring Fund in connection with facilitating the orderly transition of the Target Fund’s Assets to the Acquiring Fund. Under such circumstances, to the extent practicable, the Target Fund will, if requested by the Acquiring Fund and in the Target Fund’s discretion, to the extent permissible and consistent with its own investment objectives and policies and the fiduciary duties of the investment adviser responsible for the portfolio management of the Target Fund, make a good faith effort to liquidate such investments prior to the Closing Date. Notwithstanding the foregoing, nothing herein will permit or require the Target Fund to liquidate any Assets, if, in the reasonable judgment of the Target Entity’s board of trustees or the Target Fund’s investment adviser, such disposition would adversely affect the tax-free nature of the Reorganization for U.S. federal income tax purposes, or would adversely affect the Target Fund’s status as a “regulated investment company” under the Code or would otherwise not be in the best interests of the Target Fund.

(g) The Target Fund shall notify the Acquiring Fund of any portfolio security held by the Target Fund in other than book-entry form at least thirty (30) business days prior to the Closing Date.

(h) Any transfer taxes payable upon issuance of the Acquiring Fund’s shares in a name other than the registered holder of the Target Fund’s shares on the books and records of the Target Fund as of that time shall, as a condition of such issuance and transfer, be paid by the person to whom the Acquiring Fund’s shares are to be issued and transferred.

(i) Immediately after the Closing Time, the share transfer books relating to the Target Fund shall be closed and no transfer of shares shall thereafter be made on such books.

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2.	VALUATION

2.1.	With respect to the Reorganization:

(a) The value of the Target Fund’s Assets shall be the value of such Assets computed as of immediately after the close of regular trading on the New York Stock Exchange (“NYSE”), which shall reflect the declaration of any dividends, on the Closing Date, using the valuation procedures set forth in the then-current prospectus for the Target Fund and the valuation procedures established by the Target Entity’s board of trustees. On the Closing Date, the Target Fund shall record the value of its Net Assets, as valued pursuant to this Section 2.1(a), on a valuation report (the “Valuation Report”) and deliver a copy of the Valuation Report to the Acquiring Fund by 7:00 p.m. (Eastern time) on the Closing Date, or as soon as practicable thereafter.

(b) The net asset value per share of each class of the Acquiring Fund shares issued in connection with the Reorganization shall be the net asset value per share of the corresponding class of the Target Fund as of the close of business on the Closing Date.

(c) The number of shares of each class of the Acquiring Fund (including fractional shares, if any, rounded to the nearest thousandth) issued in exchange for the Target Fund’s Net Assets shall equal the number of shares of the corresponding class of the Target Fund outstanding as of the Closing Date. All Acquiring Fund shares delivered to a Target Fund will be delivered at net asset value without the imposition of a sales load, commission, transaction fee or other similar fee.

(d) All computations of value shall be made by the Target Fund or its designated recordkeeping agent using the valuation procedures described in this Section 2 and shall be subject to review by the Acquiring Fund and/or its recordkeeping agent, and, if requested by either the Target Entity or the Acquiring Entity, by the independent registered public accountant of the requesting party.

3.	CLOSING AND CLOSING DATE

3.1. The Reorganization shall close on such date as the parties may mutually agree with respect to any or all Reorganizations (the “Closing Date”). All acts taking place at the closing of a Reorganization (“Closing”) shall, subject to the satisfaction or waiver of the conditions in this Agreement, be deemed to take place simultaneously as of the later of 7:01 p.m. Eastern time or the finalization of the applicable Target Fund’s net asset value on the Closing Date of that Reorganization, unless otherwise agreed to by the parties (the “Closing Time”). The Closing of the Reorganization shall be held in person, by facsimile, email or such other communication means as the parties may reasonably agree.

3.2.	With respect to the Reorganization:

(a) The Target Fund’s portfolio securities, investments or other assets that are represented by a certificate or other written instrument shall be presented, transferred and delivered by the Target Fund’s custodian (the “Target Custodian”) as of the Closing Time to the Acquiring Fund’s custodian for the account of the Acquiring Fund duly endorsed in proper form for transfer and in such condition as to constitute good delivery thereof. The Target Fund shall direct the Target Custodian to deliver to the Acquiring Fund’s custodian as of the Closing Date by book entry, in accordance with the customary practices of Target Custodian and any securities depository (as defined in Rule 17f-4 under the 1940 Act), in which the Assets are deposited, the Target Fund’s portfolio securities and instruments so held. The Target Fund’s portfolio securities represented by a certificate or other written instrument shall be presented by the Target Custodian to the Acquiring Fund’s custodian. A draft of such presentation shall be made for examination no later than five (5) business days preceding the Closing Date, and such final certificates and other written instruments shall be transferred and delivered by the Target Custodian as of the Closing Time for the account of the Acquiring Fund duly endorsed in proper form for transfer in such condition as specified by the Acquiring Fund’s custodian so as to constitute good delivery thereof. The cash to be transferred by the Target Fund shall be delivered to the Acquiring Fund’s custodian by wire transfer of federal funds or other appropriate means on the Closing Date. If the Target Fund is unable to make such delivery on the Closing Date in the manner contemplated by this Section for the reason that any of such securities or other investments purchased prior to the Closing Date have not yet been delivered to the Target Fund or its broker, then the Acquiring Fund may, in its sole discretion, waive the delivery requirements of this Section with respect to the undelivered securities or other investments if the Target Fund has, by or on the Closing Date, delivered to the Acquiring Fund or its custodian executed copies of an agreement of assignment and escrow and due bills executed on behalf of said broker or brokers, together with such other documents as may be required by the Acquiring Fund or its custodian, such as brokers’ confirmation slips.

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(b) The Target Entity shall direct the Target Custodian for the Target Fund to deliver, at the Closing or as soon as practicable thereafter, a certificate of an authorized officer stating that (i) except as permitted by Section 3.2(a), the Assets have been delivered in proper form to the Acquiring Fund no later than the Closing Time on the Closing Date, and (ii) all necessary Taxes (as defined below) in connection with the delivery of the Assets, including all applicable federal, state and foreign stock transfer stamps, if any, have been paid or provision for payment has been made. At the Closing, or as soon as practicable thereafter, the Acquiring Entity will cause the custodian for the Acquiring Fund to deliver a certificate of an authorized officer acknowledging that the Acquiring Fund has received the Target Fund portfolio securities, cash and any other Assets as of the final settlement date for such transfers.

(c) At such time prior to the Closing Date as the parties mutually agree, the Target Fund shall provide instructions and related information to the Acquiring Fund or its transfer agent with respect to the Target Fund Shareholders, including names, addresses, dividend reinvestment elections, if any, and tax withholding status of the Target Fund Shareholders as of the date agreed upon (such information to be updated as of the Closing Date, as necessary). The Acquiring Fund and its transfer agent shall have no obligation to inquire as to the validity, propriety or correctness of any such instruction, information or documentation, but shall, in each case, assume that such instruction, information or documentation is valid, proper, correct and complete.

(d) The Target Entity shall direct the transfer agent for a Target Fund (the “Target Transfer Agent”) to deliver to the Acquiring Fund at the Closing a certificate of an authorized officer stating that its records, as provided to the Acquiring Fund, contain the names and addresses of the Target Fund Shareholders and the number of outstanding shares of each class owned by each such shareholder immediately prior to the Closing. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, certificates, if any, receipts or other documents as such other party or its counsel may reasonably request.

(e) In the event that on the Closing Date (i) the NYSE or another primary trading market for portfolio securities of the Target Fund (each, an “Exchange”) shall be closed to trading or trading thereupon shall be restricted, or (ii) trading or the reporting of trading on such Exchange or elsewhere shall be disrupted so that, in the judgment of the board of trustees of the Acquiring Entity or the Target Entity, or the authorized officers of such entities, accurate appraisal of the value of the net assets of the Acquiring Fund or the Target Fund, respectively, is impossible or impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored or such later dates as may be mutually agreed in writing by an authorized officer of each party.

4.	REPRESENTATIONS AND WARRANTIES

4.1. The Target Entity, on behalf of itself or, where applicable a Target Fund, represents and warrants to the Acquiring Entity and Acquiring Fund as follows:

(a) The Target Entity is a “Delaware statutory trust,” and is validly existing under the laws of the State of Delaware with power under the Target Entity’s governing documents (including bylaws), as applicable (“Governing Documents”) and Delaware law, to own all of its Assets, to carry on its business as it is now being conducted and to enter into this Agreement and perform its obligations hereunder. The Target Fund is a duly established and designated separate series of the Target Entity;

(b) The Target Entity is a registered investment company classified as a management company of the open-end type, and its registration with the U.S. Securities and Exchange Commission (the “Commission”) as an investment company under the 1940 Act, and the registration of the shares of the Target Fund under the Securities Act of 1933, as amended (“1933 Act”), are in full force and effect, and will be in full force and effect on the Closing Date, and, to the knowledge of the Target Fund, no action or proceeding to revoke or suspend such registrations is pending, or threatened. All issued and outstanding shares of the Target Fund have been offered for sale in conformity in all material respects with applicable federal and state securities laws;

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(c) No consent, approval, authorization, or order of any court or governmental authority or the Financial Industry Regulatory Authority (“FINRA”) is required for the consummation by the Target Fund and the Target Entity of the transactions contemplated herein, except such as have been obtained or will be obtained prior to the Closing Date under the 1933 Act, the Securities Exchange Act of 1934, as amended (“1934 Act”), the 1940 Act, and state securities or blue sky laws (which term as used herein shall include the laws of the District of Columbia and of Puerto Rico), each of which, as required, shall have been obtained on or prior to the Closing Date. No consent of or notice to any other third party or entity is required for the consummation by the Target Fund of the transactions contemplated by this Agreement;

(d) To the knowledge of the Target Fund, the current prospectus and statement of additional information and current shareholder reports of the Target Fund, and each prospectus and statement of additional information and shareholder reports of the Target Fund used at all times during the three (3) years prior to the date of this Agreement, conform or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not or did not at the time of its use include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

(e) To the knowledge of the Target Fund, the Target Fund is in compliance in all material respects with, and during the three (3) years prior to the date of this Agreement was in compliance in all material respects with, the requirements of, and the rules and regulations under, the 1933 Act, the 1934 Act and the 1940 Act, state securities laws and all other applicable federal and state laws or regulations. To the knowledge of the Target Fund, (i) the Target Fund is in compliance in all material respects with, and during the three (3) years prior to the date of this Agreement was in compliance in all material respects with, its investment objectives, policies, guidelines and restrictions and compliance procedures, and (ii) the value of the Net Assets of the Target Fund is, and during such period was, determined using portfolio valuation methods that, in the reasonable judgment of the Target Fund, comply in all material respects with the requirements of the 1940 Act and the rules and regulations of the Commission thereunder and the pricing and valuation policies of the Target Fund, and (iii) there have been no material miscalculations of the net asset value of the Target Fund or the net asset value per share of the Target Fund (or any class thereof) during the twelve (12) month period preceding the date hereof that, individually or in the aggregate, would have a material adverse effect on the Target Fund or its Assets and that have not been remedied or will not be remedied prior to the Closing Date in accordance with industry practice, and all such calculations have been made in accordance with the applicable provisions of the 1940 Act. To the knowledge of the Target Fund, all advertising and sales material used by the Target Fund during the twelve (12) months prior to the date of this Agreement complied in all material respects, at the time such material was used, with applicable law and the rules and regulations of FINRA;

(f) Except as otherwise disclosed to and accepted, in writing, by or on behalf of the Acquiring Fund, the Target Fund will as of the Closing Time have good and marketable title to the Assets and full right, power, and authority to sell, assign, transfer and deliver such Assets free of adverse claims, including any liens or other encumbrances, and upon delivery and payment for such Assets, the Acquiring Fund will acquire good and marketable title thereto, free of adverse claims and subject to only those restrictions on the full transfer thereof as when they were held by the Target Fund, including, without limitation, such restrictions as might arise under the 1933 Act, provided that the Acquiring Fund will, as applicable, acquire assets that are segregated as collateral for the Target Fund’s derivative positions, including without limitation as collateral for swap positions and as margin for futures and options positions, subject to such segregation and liens that apply to such Assets;

(g) Except as otherwise disclosed to and accepted, in writing, by or on behalf of the Acquiring Fund, the Target Fund is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of the Target Entity’s Governing Documents or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Target Fund or the Target Entity is a party or by which it is bound, or (ii) the acceleration of any obligation, or the imposition of any lien, encumbrance, penalty or additional fee under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Target Fund or Target Entity is a party or by which it is bound;

(h) To the knowledge of the Target Fund, except as otherwise disclosed to and accepted, in writing, by or on behalf of the Acquiring Fund, all material contracts or other commitments of the Target Fund (other than this Agreement and certain investment contracts, including swap agreements, options, futures and forward contracts) will terminate or be terminated with respect to the Target Fund without liability to the Target Fund or may otherwise be assigned to the Acquiring Fund without the payment of any fee (penalty or otherwise) or acceleration of any obligations of the Target Fund on or prior to the Closing Date, provided that such assigned contracts are identified on Schedule 4.1(h);

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(i) To the knowledge of the Target Fund, except as set forth on Schedule 4.1(i), no litigation or administrative proceeding or investigation of or before any court, tribunal, arbitrator, governmental body, regulatory agency or FINRA is presently pending or threatened against the Target Fund or Target Entity, and no such litigation, proceeding or investigation, if adversely determined, would materially and adversely affect the Target Fund’s financial condition or the conduct of its business or the Target Fund’s ability to consummate the transactions contemplated by this Agreement. The Target Fund and the Target Entity, without any special investigation or inquiry, know of no facts that might form the basis for the institution of such proceedings and neither the Target Entity nor the Target Fund is a party to or subject to the provisions of any order, decree or judgment of any court, governmental body, regulatory agency or FINRA that materially and adversely affects its business or its ability to consummate the transactions herein contemplated. The Target Fund (i) has not entered into any contract or agreement or amendment of any contract or agreement or terminated any contract or agreement, in each case material to the operation of the Target Fund, except as otherwise contemplated by this Agreement or as disclosed to the Acquiring Fund; (ii) has not incurred any indebtedness, other than in the ordinary course of business consistent with the investment objective and policies of the Target Fund; (iii) has not entered into any amendment of its Governing Documents that has not been disclosed to the Acquiring Fund; (iv) does not have outstanding any grant or imposition of any lien, claim, charge or encumbrance (other than encumbrances arising in the ordinary course of business) upon any asset of the Target Fund other than a lien for Taxes (as defined below) not yet due and payable or as contemplated by Section 4.1(f); and (v) has not entered into any agreement or made any commitment to do any of the foregoing except as disclosed to the Acquiring Fund;

(j) The financial statements of the Target Fund for the most recently completed fiscal year have been, or will be, audited by the independent registered public accounting firm identified in the Target Fund’s prospectus or statement of additional information included in the Target Fund’s registration statement on Form N-1A. To the knowledge of the Target Fund, such statements, as well as the unaudited, semi-annual financial statements for the semi-annual period next succeeding the Target Fund’s most recently completed fiscal year, if any, are or will be, as applicable, prepared in accordance with GAAP consistently applied, and such statements (copies of which, if available, have been furnished or made available to the Acquiring Fund) present fairly, or will present fairly, in all material respects, the financial condition of the Target Fund as of such date in accordance with GAAP, and there are no known contingent liabilities of the Target Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein. No significant deficiency, material weakness, fraud, significant change or other factor that could significantly affect the internal controls of the Target Fund has been disclosed or, to the knowledge of the Target Fund, is required to be disclosed in the Target Fund’s reports on Form N-CSR and, to the knowledge of the Target Fund, no such disclosure will be required as of the Closing Date;

(k) Since the last day of the Target Fund’s most recently completed fiscal year, there has not been any material adverse change in the Target Fund’s financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, except as otherwise disclosed to and accepted by the Acquiring Fund in writing. For the purposes of this subparagraph, a decline in net asset value due to declines in market values of securities held by the Target Fund, the redemption of the Target Fund’s shares by shareholders of the Target Fund or the discharge of the Target Fund’s ordinary course liabilities shall not constitute a material adverse change;

(l) To the knowledge of the Target Fund, on the Closing Date, all Tax Returns (as defined below) of the Target Fund required by law to have been filed by such date (including any extensions) for the prior three (3) taxable years for which Tax Returns have been due shall have been filed and are or will be true, correct and complete in all material respects, and all Taxes (as defined below) shown as due or claimed to be due by any government entity shall have been paid or provision has been made for the payment thereof. To the Target Fund’s knowledge, no such Tax Return is currently under audit by any federal, state, local or foreign Tax authority; no assessment has been asserted with respect to such Tax Returns; there are no levies, liens or other encumbrances on the Target Fund or its assets resulting from the non-payment of any Taxes; no waivers of the time to assess any such Taxes are outstanding nor are any written requests for such waivers pending; and adequate provision has been made in the Target Fund financial statements for all Taxes in respect of all periods ended on or before the date of such financial statements. To the Target Fund’s knowledge, no claim has ever been made by a taxing authority in a jurisdiction where the Target Fund does not file a Tax Return that the Target Fund is or may be subject to taxation in that jurisdiction. To the knowledge of the Target Fund, the Target Fund is in compliance in all material respects with applicable U.S. Treasury regulations promulgated under the Code (“Treasury Regulations”) pertaining to the reporting of distributions on and redemptions of its shares of beneficial interest and to withholding in respect of distributions to shareholders, and is not liable for any material penalties that could be imposed thereunder. As used in this Agreement, “Tax” or “Taxes” means any tax, governmental fee or other like assessment or charge of any kind whatsoever (including, but not limited to, excise tax and withholding on amounts paid to or by any person), together with any interest, penalty, addition to tax or additional amount imposed by any governmental authority (whether domestic, foreign, federal, state or local) responsible for the imposition of any such tax. “Tax Return” means reports, returns, information returns, dividend reporting forms, elections, agreements, declarations, or other documents or reports of any nature or kind (including any attached schedules, supplements and additional or supporting material) filed or required to be filed or furnished or required to be furnished with respect to Taxes, including any claim for refund, amended return or declaration of estimated Taxes (and including any amendments with respect thereto);

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(m) The Target Fund: (i) is not (and will not be as of the Closing Date) classified as a partnership, and instead is (and will be as of the Closing Date) classified as an association that is subject to Tax as a corporation for federal Tax purposes, (ii) has elected to be a regulated investment company under Subchapter M of the Code, and (iii) is a “fund,” as defined in Section 851(g)(2) of the Code, that is treated as a separate corporation under Section 851(g)(1) of the Code. The Target Fund has qualified for treatment as a regulated investment company for each taxable year since inception that has ended prior to the Closing Date and will have satisfied the requirements of Part I of Subchapter M of the Code to maintain such qualification for the period beginning on the first day of its current taxable year and ending on the Closing Date, and for each such taxable year (or portion thereof), the Target Fund has been eligible to compute its federal income tax under Section 852 of the Code. The Target Fund will satisfy the diversification requirements of Section 851(b)(3) of the Code without regard to the last sentence of Section 851(d)(1) of the Code as of the last taxable year quarter end of the Target Fund closing on or before the Closing Date. The Target Fund will not have as of the Closing Date any material tax liability under Sections 852 or 4982 of the Code for any period ended on or before the Closing Date. The Target Fund has no earnings or profits accumulated with respect to any taxable year in which the provisions of Subchapter M of the Code did not apply to the Target Fund. The Target Fund will not be subject to corporate-level taxation on the sale of any assets currently held by it as a result of the application of Section 337(d) of the Code and the Treasury Regulations promulgated thereunder;

(n) The Target Fund has not changed its taxable year end within the most recent 60-month period ending on the last day of the month immediately preceding the Closing Date of the Reorganization, and it does not intend to change its taxable year end prior to the Closing Date;

(o) The Target Fund has not undergone, has not agreed to undergo, nor, to its knowledge, is required to undergo (nor will it be required as a result of the transactions contemplated in this Agreement to undergo) a change in its method of accounting resulting in an adjustment to its taxable income pursuant to Section 481 of the Code. The Target Fund (including the Acquiring Fund as its successor) will not be required to include any item of income in, or exclude any item of deduction from, taxable income for any taxable period (or portion thereof) ending after the Closing Date as a result of any (i) change in method of accounting for a taxable period ending on or prior to the Closing Date; (ii) “closing agreement” as described in Section 7121 of the Code (or any corresponding or similar provision of state, local or foreign income Tax law) executed on or prior to the Closing Date; (iii) installment sale or open transaction disposition made on or prior to the Closing Date; or (iv) prepaid amount received on or prior to the Closing Date;

(p) The Target Fund has not been notified in writing that any examinations of the Tax Returns of the Target Fund are currently in progress or threatened, and, to the knowledge of the Target Fund, no such examinations are currently in progress or threatened, and no deficiencies have been asserted or assessed against the Target Fund as a result of any audit by the Internal Revenue Service (“IRS”) or any state, local or foreign taxing authority, and, to the knowledge of the Target Fund, no such deficiency has been proposed or threatened, and there are no levies, liens or other encumbrances related to Taxes existing or known to the Target Fund to be threatened or pending with respect to the Assets of the Target Fund;

(q) The Target Fund has no actual or potential liability for any Tax obligation of any taxpayer other than itself. The Target Fund is not currently and has never been a member of a group of corporations with which it has filed (or been required to file) consolidated, combined or unitary Tax Returns. The Target Fund is not a party to any Tax allocation, sharing, or indemnification agreement;

(r) All issued and outstanding shares of the Target Fund are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by the Target Entity, and are not, and on the Closing Date will not be, subject to preemptive or objecting shareholder rights. In every state where offered or sold, such offers and sales have been in compliance in all material respects with applicable registration and/or notice requirements of the 1933 Act and state and District of Columbia securities laws. All of the issued and outstanding shares of the Target Fund will, at the time of Closing, be held by the persons and in the amounts set forth in the records of the Target Transfer Agent, on behalf of the Target Fund;

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(s) The Target Entity, on behalf of the Target Fund, has all requisite power and authority to enter into this Agreement and to consummate the transactions contemplated herein. The execution, delivery and performance of this Agreement has been duly authorized by all necessary action, if any, on the part of the board of trustees of the Target Entity and, subject to the approval of the shareholders of the Target Fund (only with respect to those obligations under this Agreement that are contingent on such shareholder approval) and the due authorization, execution and delivery of this Agreement by the other parties hereto, this Agreement will constitute a valid and binding obligation of the Target Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles;

(t) The information relating to the Target Fund furnished by the Target Fund for use in no-action letters, applications for orders, registration statements, proxy materials and other documents filed or to be filed with any federal, state or local regulatory or self-regulatory authority that are necessary in connection with the transactions contemplated hereby is and will be accurate and complete in all material respects and will comply in all material respects with federal securities laws and regulations thereunder and other applicable laws and regulations applicable thereto;

(u) As of the date of this Agreement or within a certain time thereafter as mutually agreed by the parties, the Target Fund has provided the Acquiring Fund with all information requested by the Acquiring Fund reasonably necessary for the preparation of the N-14 Registration Statement (as defined in Section 5.1(b) hereof), in compliance with the 1933 Act, the 1934 Act and the 1940 Act in connection with the meeting of shareholders of the Target Fund to approve this Agreement and the transactions contemplated hereby. As of the effective date of the N-14 Registration Statement, the date of the meeting of shareholders of the Target Fund and the Closing Date, such information provided by any Target Fund will not, to its knowledge, contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading; provided, however, that the representations and warranties in this subparagraph shall not apply to statements in or omissions from the N-14 Registration Statement made in reliance upon and in conformity with information that was furnished by the Acquiring Fund for use therein;

(v) To the knowledge of the Target Fund, the books and records of the Target Fund are true and correct in all material respects and contain no material omissions with respect to information required to be maintained under the laws, rules and regulations applicable to the Target Fund;

(w) The Target Entity and the Target Fund have maintained any material license, permit, franchise, authorization, certification and approval required by any governmental entity in the conduct of its business (the “Licenses and Permits”). Each License and Permit has been duly obtained, is valid and in full force and effect, and is not subject to any pending or, to the knowledge of the Target Entity, threatened administrative or judicial proceeding to revoke, cancel, suspend or declare such License and Permit invalid;

(x) The Target Entity is not under the jurisdiction of a court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code; and

(y) The Target Fund has no unamortized or unpaid organizational fees or expenses.

4.2. The Acquiring Entity, on behalf of the Acquiring Fund, represents and warrants to the Target Entity and corresponding Target Fund as follows:

(a) The Acquiring Fund is duly organized as a series of the Acquiring Entity, which is a statutory trust duly formed, validly existing, and in good standing under the laws of the State of Delaware, each with power under its Governing Documents to own all of its properties and assets and to carry on its business as it is now being, and as it is contemplated to be, conducted and to enter into this Agreement and perform its obligations hereunder;

(b) The Acquiring Entity is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act and the registration of shares of the Acquiring Fund under the 1933 Act are in full force and effect, and will be in full force and effect on the Closing Date, and no action or proceeding to revoke or suspend such registrations is pending, or to the knowledge of the Acquiring Fund, threatened;

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(c) No consent, approval, authorization, or order of any court, governmental authority or FINRA is required for the consummation by the Acquiring Fund of the transactions contemplated herein, except such as have been or will be (at or prior to the Closing Date) obtained under the 1933 Act, the 1934 Act, the 1940 Act and state securities or blue sky laws (which term as used herein shall include the laws of the District of Columbia and of Puerto Rico), each of which, as required, shall have been obtained on or prior to the Closing Date. No consent of or notice to any other third party or entity is required for the consummation by the Acquiring Fund of the transactions contemplated by this Agreement;

(d) The prospectus and statement of additional information of the Acquiring Fund to be used in connection with the Reorganization will conform at the time of their use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and will not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading;

(e) The Acquiring Fund is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of the Acquiring Entity’s Governing Documents or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Acquiring Fund or the Acquiring Entity is a party or by which it is bound, or (ii) the acceleration of any obligation, or the imposition of any lien, encumbrance, penalty, or additional fee under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Acquiring Fund or the Acquiring Entity is a party or by which it is bound;

(f) Except as set forth on Schedule 4.2(f), no litigation or administrative proceeding or investigation of or before any court, tribunal, arbitrator, governmental body, regulatory agency or FINRA is presently pending or, to the Acquiring Fund’s knowledge, threatened against the Acquiring Fund, and no such litigation, proceeding or investigation, if adversely determined, would materially and adversely affect the Acquiring Fund’s financial condition or the conduct of its business or the Acquiring Fund’s ability to consummate the transactions contemplated by this Agreement. The Acquiring Fund and the Acquiring Entity, without any special investigation or inquiry, know of no facts that might form the basis for the institution of such proceedings and neither the Acquiring Entity nor the Acquiring Fund is a party to or subject to the provisions of any order, decree or judgment of any court, governmental body, regulatory agency or FINRA that materially and adversely affects its business or its ability to consummate the transactions herein contemplated;

(g) The Acquiring Fund: (i) is not (and will not be as of the Closing Date) classified as a partnership, and instead is (and will be as of the Closing Date) classified as an association that is subject to Tax as a corporation for federal Tax purposes, (ii) has elected to be a regulated investment company under Subchapter M of the Code, and (iii) is a “fund,” as defined in Section 851(g)(2) of the Code, that is treated as a separate corporation under Section 851(g)(1) of the Code. The Acquiring Fund has qualified for treatment as a regulated investment company for each taxable year since inception that has ended prior to the Closing Date and will have satisfied the requirements of Part I of Subchapter M of the Code to maintain such qualification for the period beginning on the first day of its current taxable year and ending on the Closing Date, and for each such taxable year (or portion thereof), the Acquiring Fund has been eligible to compute its federal income tax under Section 852 of the Code. The Acquiring Fund will satisfy the diversification requirements of Section 851(b)(3) of the Code without regard to the last sentence of Section 851(d)(1) of the Code as of the last taxable year quarter end of the Acquiring Fund closing on or before the Closing Date. The Acquiring Fund will not have as of the Closing Date any material tax liability under Sections 852 or 4982 of the Code for any period ended on or before the Closing Date. The Acquiring Fund has no earnings or profits accumulated with respect to any taxable year in which the provisions of Subchapter M of the Code did not apply to the Target Fund;

(h) On the Closing Date, all material Tax Returns of the Acquiring Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be true, correct and complete in all material respects, and all Taxes shown as due or claimed to be due by any government entity shall have been paid or provision has been made for the payment thereof. To the Acquiring Fund’s knowledge, no such Tax Return is currently under audit by any federal, state, local or foreign Tax authority; no assessment has been asserted with respect to such Tax Returns; there are no levies, liens or other encumbrances on the Acquiring Fund or its assets resulting from the non-payment of any Taxes; and no waivers of the time to assess any such Taxes are outstanding nor are any written requests for such waivers pending;

(i) The Acquiring Entity, on behalf of the Acquiring Fund, has all requisite power and authority to enter into this Agreement and to consummate the transactions contemplated herein. The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action, if any, on the part of the board of trustees of the Acquiring Entity, on behalf of the Acquiring Fund, and subject to the approval of shareholders of the Target Fund and the due authorization, execution and delivery of the Agreement by the other parties thereto, this Agreement will constitute a valid and binding obligation of the Acquiring Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles;

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(j) The shares of the Acquiring Fund to be issued and delivered to the Target Fund, for the account of the Target Fund Shareholders, pursuant to the terms of this Agreement, have been duly authorized and, when so issued and delivered, will be duly and validly issued Acquiring Fund shares, and, upon receipt of the Target Fund’s Assets in accordance with the terms of this Agreement, will be fully paid and non-assessable by the Acquiring Entity;

(k) The Acquiring Entity is not under the jurisdiction of a court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code;

(l) The Acquiring Fund has no unamortized or unpaid organizational fees or expenses for which it does not expect to be reimbursed by LDR Capital or its affiliates;

(m) As of the effective date of the N-14 Registration Statement, the date of the meeting of shareholders of the Target Fund and the Closing Date, the information provided by any Acquiring Fund for use in the N-14 Registration Statement, including the documents contained or incorporated therein by reference will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading; provided, however, that the representations and warranties in this subparagraph shall not apply to statements in or omissions from the N-14 Registration Statement made in reasonable reliance upon and in conformity with information that was furnished by the Target Fund for use therein.

4.3. With respect to the Reorganization, the Target Entity, on behalf of the Target Fund, and the Acquiring Entity, on behalf of the Acquiring Fund, represents and warrants as follows:

(a) The net asset value of the Acquiring Fund’s shares that each Target Fund shareholder receives will be equal to the net asset value of the Target Fund shares it actually or constructively surrenders in exchange therefor;

(b) The fair market value of the Assets will equal or exceed the Liabilities to be assumed by the Acquiring Fund and those to which the Assets are subject;

(c) No expenses incurred by the Target Fund or on its behalf in connection with the Reorganization will be paid or assumed by the Acquiring Fund or any other third party unless those expenses are solely and directly related to the Reorganization (determined in accordance with the guidelines set forth in Rev. Rul. 73-54, 1973-1 C.B. 187) (“Reorganization Expenses”), and no cash or property other than Acquiring Fund shares will be transferred to the Target Fund or any of its shareholders with the intention that it be used to pay any expenses (even Reorganization Expenses) thereof; and

(d) Immediately following consummation of the Reorganization: (1) the shareholders of the Acquiring Fund will own all the Acquiring Fund shares and will own those shares solely by reason of their ownership of the Target Fund shares immediately before the Reorganization; (2) the Acquiring Fund will hold the same Assets and will be subject to the Liabilities that the Target Fund held or was subject to immediately before the Reorganization; and (3) the amount of all distributions (other than dividends and redemption payments) Target Fund will make immediately preceding the Reorganization, will, in the aggregate, constitute less than 1% of its net assets.

5.	COVENANTS OF THE ACQUIRING ENTITY AND THE TARGET ENTITY

5.1.	With respect to the Reorganization:

(a) The Target Fund will (i) operate its business in the ordinary course and substantially in accordance with past practice between the date hereof and the Closing Date, it being understood that, with respect to the Target Fund, such ordinary course of business may include purchases and sales of portfolio securities and other instruments, sales and redemptions of the Target Fund’s shares, and the declaration and payment of customary dividends and distributions, and any other distribution that may be advisable, and (ii) use its reasonable best efforts to preserve intact its business organization and material assets and maintain the rights, franchises and business and customer relations necessary to conduct the business operations of the Target Fund in the ordinary course in all material respects. The Acquiring Fund shall take such actions as are customary to the organization of a new series prior to its commencement of operations. In order to facilitate the transfer of Assets at the Closing Date, LDR Capital may request in writing that Altegris use commercially reasonable efforts, subject to Altegris’ fiduciary duty, as applicable, to limit or cease portfolio trading on behalf of the Target Fund for a period of up to three (3) days prior to the Closing Date. Altegris agrees that it will accommodate such requests if in Altegris’ discretion such trading restrictions may practicably be implemented and are consistent with the investment objectives, policies and strategies of the Target Fund and consistent with fulfilling its fiduciary obligations as an investment adviser. No party shall take any action that would, or would reasonably be expected to, result in any of its representations and warranties set forth in this Agreement being or becoming untrue in any material respect.

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(b) The parties hereto shall cooperate in preparing, and the Acquiring Entity shall file with the Commission, a registration statement on Form N-14 under the 1933 Act, which shall properly register the Acquiring Fund shares to be issued in connection with the Reorganization and include a proxy statement with respect to the votes of the shareholders of the Target Fund to approve the Reorganization (the “N-14 Registration Statement”). If at any time prior to the Closing Date a party becomes aware of any untrue statement of a material fact or omission to state a material fact required to be stated therein or necessary to make the statements made not misleading in light of the circumstances under which they were made in respect of the N-14 Registration Statement, such party shall notify each other party, and the parties shall cooperate in promptly preparing and filing with the Commission and, if appropriate, distributing to shareholders appropriate disclosure with respect to the item. The Target Fund agrees to mail or otherwise deliver (e.g., by electronic means consistent with applicable regulations governing their use) to its respective shareholders of record entitled to vote at the special meeting of shareholders at which action is to be considered regarding this Agreement, in sufficient time to comply with requirements as to notice thereof, the prospectus/proxy statement contained in the N-14 Registration Statement and other documents as are necessary, which each comply in all material respects with the applicable provisions of Section 14(a) of the 1934 Act and Section 20(a) of the 1940 Act, and the rules and regulations, respectively, thereunder.

(c) The Target Entity will call a meeting of the shareholders of the Target Fund to be held prior to the Closing Date to consider and act upon this Agreement and to take all other action necessary to seek to obtain the required shareholder approval of the transactions contemplated herein. In the event that the Target Fund does not achieve a quorum or receives insufficient votes from shareholders to approve the proposal, the meeting may be postponed or adjourned as permitted under the Target Entity’s Governing Documents, applicable law and the N-14 Registration Statement in order to permit further solicitation of proxies, for a period of up to 120 days or such longer period as is mutually agreed upon by the parties.

(d) The Target Fund covenants that the Acquiring Fund’s shares to be issued pursuant to this Agreement are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms of this Agreement.

(e) The Target Entity will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Target Fund’s shares, and will assist the Acquiring Fund and LDR Capital in obtaining copies of any books and records of the Target Fund from its service providers reasonably requested by the Acquiring Entity or LDR Capital.

(f) The Target Entity will provide the Acquiring Fund with: (i) a schedule, as set forth in this Schedule 5.1(f), certified by the Treasurer of the Target Entity, stating that the various statements, books and records set forth in Schedule 5.1(f) exist and specifying the location of such statements, books and records and the means by which the Acquiring Entity can access them (the “Schedule of Statements, Books and Records”); and (ii) FASB ASC 740-10 (formerly FIN 48) work papers and supporting statements pertaining to the Target Fund relating to any taxable years of the Target Fund not closed by the applicable Tax statute of limitations (the “ASC 740-10 Workpapers”). The Schedule of Statements, Books and Records shall be provided at the Closing. The ASC 740-10 Workpapers shall be provided at least sixty (60) days prior to the Closing Date.

(g) The Target Fund will prepare and deliver to the Acquiring Fund at least five (5) business days prior to the Closing Date a statement of the Assets and the Liabilities of the Target Fund as of such date for review and agreement by the parties to determine that the Assets and the Liabilities of the Target Fund are being correctly determined in accordance with the terms of this Agreement. The Target Fund will deliver at the Closing a statement of Assets and Liabilities of the Target Fund as of the Closing Date, certified by the Treasurer of the Target Entity.

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(h) Subject to the provisions of this Agreement, the Acquiring Fund and the Target Fund will each take, or cause to be taken, all action, and do or cause to be done all things, reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.

(i) As soon as is reasonably practicable after the Closing, the Target Fund will make one or more distributions to its shareholders consisting of all shares of the applicable class of the Acquiring Fund received at the Closing, as set forth in Section 1.2(d) hereof.

(j) The Acquiring Fund and the Target Fund shall each use their reasonable best efforts prior to Closing to fulfill or obtain the fulfillment of the conditions precedent to effect the transactions contemplated by this Agreement.

(k) The Target Fund shall, from time to time, as and when reasonably requested by the Acquiring Fund, execute and deliver or cause to be executed and delivered all such assignments and other instruments, and will take or cause to be taken such further action, as the Acquiring Fund may reasonably deem necessary or desirable in order to vest in and confirm the Acquiring Fund’s title to and possession of all the Assets and otherwise to carry out the intent and purpose of this Agreement.

(l) The Acquiring Fund shall, from time to time, as and when reasonably requested by the Target Fund, execute and deliver or cause to be executed and delivered all such assumption agreements and other instruments, and will take or cause to be taken such further action, as the Target Fund may reasonably deem necessary or desirable in order for the Acquiring Fund to assume the Target Fund’s Liabilities and otherwise to carry out the intent and purpose of this Agreement.

(m) The Acquiring Fund will use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state blue sky or securities laws as may be necessary in order to continue its operations after the Closing Date.

(n) The parties intend that the Reorganization will qualify as a reorganization with the meaning of Section 368(a) of the Code. None of the parties to this Agreement shall take any action or cause any action to be taken (including, without limitation the filing of any Tax Return) that is inconsistent with such treatment or results in the failure of the Reorganization to qualify as a reorganization with the meaning of Section 368(a) of the Code.

(o) At or prior to the Closing, the Target Fund shall have delivered to the Acquiring Fund copies of: (i) any legal opinions that have been issued to or for the benefit of the Target Fund and which have continuing relevance and (ii) with respect to any wholly owned subsidiaries of the Target Fund (if any), any organizational documents, including without limitation, the declarations of trust, articles of incorporation and bylaws, together with the board meeting minutes and consent of directors or trustees and shareholders.

6.	CONDITIONS PRECEDENT TO OBLIGATIONS OF THE TARGET ENTITY

6.1. With respect to the Reorganization, the obligations of the Target Entity, on behalf of the Target Fund, to consummate the transactions provided for herein shall be subject to the performance, or to the extent legally permissible, the Target Entity’s waiver, of the obligations to be performed by the Acquiring Fund hereunder on or before the Closing Date and, in addition thereto, the following conditions:

(a) All representations and warranties of the Acquiring Fund and the Acquiring Entity contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Time, with the same force and effect as if made on and as of the Closing Time;

(b) The Acquiring Entity shall have delivered to the Target Entity as of the Closing Time a certificate executed in its name by its President or Vice President and Treasurer, in form and substance reasonably satisfactory to Target Entity and dated as of the Closing Date, to the effect that the representations and warranties of or with respect to the Acquiring Entity and Acquiring Fund made in this Agreement are true and correct at and as of the Closing Time, except as they may be affected by the transactions contemplated by this Agreement;

(c) The Acquiring Entity and the Acquiring Fund shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Acquiring Entity and the Acquiring Fund, on or before the Closing Time;

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(d) The Target Fund and the Acquiring Fund shall have agreed on the number of full and fractional shares of each class of the Acquiring Fund to be issued in connection with the Reorganization after such number has been calculated in accordance with Section 1.2 hereto;

(e) As of the Closing Date, there shall have been no material change in the investment objectives, policies and restrictions or any increase in the investment management fee rate or other fee rates that the Acquiring Fund is contractually obligated to pay for services provided to the Acquiring Fund from those described in the N-14 Registration Statement;

(f) The Target Entity shall have received from the Target Transfer Agent a certificate stating that it has received from the Acquiring Entity the number of shares of the Acquiring Fund equal in value to the value of the shares of the Target Fund as of the time and date set forth in Section 3; and

(g) The Target Entity shall have received on the Closing Date the opinion of Practus(“Practus”), counsel to the Acquiring Entity (which may rely on certificates of officers or trustees of the Acquiring Entity), dated as of the Closing Date, covering the following points:

(i) The Acquiring Entity is a statutory trust duly formed, validly existing and in good standing under the laws of the State of Delaware, and has the trust power to own all of the Acquiring Fund’s properties and assets and to carry on its business, including that of the Acquiring Fund, as a registered investment company;

(ii) The Acquiring Entity is a registered investment company classified as a management company of the open-end type with respect to each series of shares it offers, including the Acquiring Fund, under the 1940 Act, and its registration with the Commission as an investment company under the 1940 Act is in full force and effect;

(iii) The Agreement has been duly authorized by the Acquiring Entity on behalf of the Acquiring Fund and, assuming due authorization, execution and delivery of the Agreement by the Target Entity, the Target Fund and Altegris, it is a valid and binding obligation of the Acquiring Entity, on behalf of the Acquiring Fund, enforceable against it in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, fraudulent conveyance, reorganization, receivership, moratorium and other similar laws relating to or affecting creditors’ rights generally, general equity principles (whether considered in a proceeding in equity or at law) and to an implied covenant of good faith and fair dealing;

(iv) The Acquiring Fund shares to be issued to the Target Fund as provided by this Agreement are duly authorized, upon such delivery will be validly issued and upon receipt of the Target Fund’s Assets will be fully paid and non-assessable by the Acquiring Entity, and no shareholder of an Acquiring Fund has any preemptive rights to subscription or purchase in respect thereof; and

(v) The execution and delivery of the Agreement did not, and the consummation of the transactions contemplated hereby will not, result in a violation of the Acquiring Entity’s Governing Documents or a breach or default under any material contract, agreement, instrument or other document pertaining to, or material to the business or financial condition of, the Acquiring Fund, or, to the knowledge of such counsel, result in the acceleration of any obligation or the imposition of any penalty under any such agreement.

7.	CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING ENTITY

7.1. With respect to the Reorganization, the obligations of the Acquiring Entity, on behalf of the Acquiring Fund, to consummate the transactions provided for herein shall be subject to the performance, or to the extent legally permissible, the Acquiring Fund’s waiver, of the obligations to be performed by the Target Fund hereunder on or before the Closing Date and, in addition thereto, the following conditions:

(a) All representations and warranties of the Target Entity and the Target Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Time, with the same force and effect as if made on and as of the Closing Time;

(b) The Target Entity, on behalf of the Target Fund, shall have delivered to the Acquiring Entity (i) a statement of the Target Fund’s Assets and Liabilities, as of the Closing Date, certified by the Treasurer of the Target Entity, (ii) the Schedule of Statements, Books and Records, (iii) in electronic form, to the extent permitted by applicable law, all information pertaining to, or necessary or useful in the calculation or demonstration of, the investment performance of the Target Fund, and (iv) the ASC 740-10 Workpapers. The information to be provided under (ii) and (iv) of this subsection shall be provided in accordance with the timing set forth in Section 5.1(f) hereof;

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(c) The Target Entity shall have delivered to the Acquiring Entity as of the Closing Time a certificate executed in its name by its President or Vice President and Treasurer, in form and substance satisfactory to the Acquiring Entity and dated as of the Closing Date, to the effect that the representations and warranties of or with respect to the Target Entity and Target Fund made in this Agreement are true and correct at and as of the Closing Time;

(d) The Target Custodian and the Target Transfer Agent shall have delivered the certificates contemplated by Sections 3.2(b) and 3.2(d) of this Agreement, respectively, and the Target Transfer Agent or the Target Entity’s President or Vice President shall have delivered the certificate contemplated by Section 5.1(f) of this Agreement, each duly executed by an authorized officer of the Target Custodian, the Target Transfer Agent, the Target Entity’s President or the Target Entity’s Vice President, as applicable;

(e) The Target Entity and the Target Fund shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Target Entity and the Target Fund, on or before the Closing Time;

(f) The Target Fund and the Acquiring Fund shall have agreed on the number of full and fractional shares of each class of the Acquiring Fund set forth on Exhibit A hereto to be issued in connection with the Reorganization after such number has been calculated in accordance with Section 1.2 hereto;

(g) The Target Entity shall have duly executed and delivered to the Acquiring Entity, on behalf of the Target Fund, such bills of sale, assignments, certificates and other instruments of transfer, including transfer instructions to the Target Custodian and instructions to the Acquiring Fund’s transfer agent as the Acquiring Entity may reasonably deem necessary or desirable to evidence the transfer to the Acquiring Fund by the Target Fund all of the right, title and interest of the Target Fund in and to the respective Assets of the Target Fund. In each case, the Assets of the Target Fund shall be accompanied by all necessary state stock transfer stamps or cash for the appropriate purchase price therefor;

(h) The Acquiring Entity shall have received at the Closing: (i) a certificate of an authorized signatory of the Target Custodian stating that the Assets of the Target Fund have been delivered to the Acquiring Fund; (ii) a certificate of an authorized signatory from the custodian for the Acquiring Fund stating that the Assets of the Target Fund have been received; (iii) a certificate of an authorized officer of the Target Transfer Agent confirming that the transfer agent has delivered its records containing the names and addresses of the record holders of the Target Fund’s shares and the number and percentage (to four decimal places) of ownership of the Target Fund owned by each such holder as of the Closing Date; and (iv) the Tax books and records of the Target Fund, including but not limited to, for purposes of preparing any Tax Returns required by law to be filed after the Closing Date;

(i) As of the Closing Date, there shall have been no material change in the investment objectives, policies and restrictions or any increase in the investment management fee rate or other fee rates that the Target Fund is contractually obligated to pay for services provided to the Target Fund from those described in the N-14 Registration Statement; and

(j) The Acquiring Entity shall have received on the Closing Date an opinion of Thompson Hine, counsel to the Target Entity (which may rely on certificates of officers or trustees of the Target Entity), covering the following points:

(i) The Target Entity is a to as a “Delaware statutory trust,” and is validly existing under the laws of the State of Delaware with power under the Target Entity’s Governing Documents and Delaware law to own all of its Assets, and to conduct its business, including that of the Target Fund, as described in its organizational documents or in the most recently filed registration statement of the Target Fund;

(ii) The Target Entity is a registered investment company classified as a management company of the open-end type with respect to itself and, if applicable, each series of shares it offers, including the Target Fund, under the 1940 Act, and its registration with the Commission as an investment company under the 1940 Act is in full force and effect;

(iii) The Agreement has been duly authorized by the Target Entity on behalf of Target Fund and, assuming due authorization, execution and delivery of the Agreement by the Acquiring Entity, the Acquiring Fund and LDR Capital, is a valid and binding obligation of the Target Entity, on behalf of the Target Fund, enforceable against the Target Entity in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, fraudulent conveyance, reorganization, receivership, moratorium and other similar laws relating to or affecting creditors’ rights generally, general equity principles (whether considered in a proceeding in equity or at law) and to an implied covenant of good faith and fair dealing; and

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(iv) The execution and delivery of the Agreement did not, and the consummation of the transactions contemplated hereby will not, result in a violation of, as appropriate, the Target Entity’s Governing Documents or a breach or default under any material contract, agreement, instrument or other document pertaining to, or material to the business or financial condition of, the Target Fund, or, to the knowledge of such counsel, result in the acceleration of any obligation or the imposition of any penalty under any such agreement.

8.	FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING ENTITY AND THE TARGET ENTITY

With respect to the Reorganization, if any of the conditions set forth below have not been satisfied on or before the Closing Date with respect to the Target Fund or the Acquiring Fund, the Acquiring Entity or Target Entity, respectively, shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

8.1. The Agreement shall have been approved by the requisite vote of the holders of the outstanding shares of the Target Fund in accordance with the provisions of the Target Entity’s Governing Documents, applicable law of the State of Delaware, and the 1940 Act, and certified copies of the voting record from the proxy solicitor evidencing such approval shall have been delivered to the Acquiring Fund. Notwithstanding anything herein to the contrary, neither the Target Fund nor the Acquiring Fund may waive the conditions set forth in this Section 8.1;

8.2. The Agreement and transactions contemplated herein shall have been approved by the board of trustees of the Target Entity and the board of trustees of the Acquiring Entity and each party shall have delivered to the other party a copy of the resolutions approving this Agreement and the transactions contemplated in connection herewith adopted by such party’s board of trustees, certified by the secretary or equivalent officer. Notwithstanding anything herein to the contrary, neither the Target Fund nor the Acquiring Fund may waive the conditions set forth in this Section 8.2;

8.3. On the Closing Date, no action, suit or other proceeding shall be pending or, to the Target Entity’s or the Acquiring Entity’s knowledge, threatened before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein;

8.4. All consents of other parties and all other consents, orders and permits of federal, state and local regulatory authorities deemed necessary by the Acquiring Fund or Target Fund to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not result in a material adverse effect on the Acquiring Fund or the Target Fund, provided that either party hereto may for itself waive any of such conditions;

8.5. The N-14 Registration Statement shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act;

8.6. The Target Entity and the Acquiring Entity shall have received on or before the Closing Date an opinion of Practus in form and substance reasonably acceptable to the Target Entity and the Acquiring Entity, as to the matters set forth on Schedule 8.6. In rendering such opinion, Practus may request and rely upon representations contained in certificates of officers of the Target Entity, the Acquiring Entity and others, and the officers of the Target Entity and the Acquiring Entity shall use their best efforts to make available such truthful certificates. Such opinion shall contain such limitations as shall be in the opinion of Practus appropriate to render the opinions expressed therein. Subject to receipt of the certificates referenced in this Section 8.6 and absent a change of law or change of fact between the date of this Agreement and the Closing, the Acquiring Fund agrees that such opinion shall state that the Reorganization will qualify as a “reorganization” under Section 368(a)(1)(F) of the Code. Notwithstanding anything herein to the contrary, neither the Acquiring Entity nor the Target Entity may waive the conditions set forth in this paragraph 8.6;

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9.	FEES AND EXPENSES

9.1. The parties hereto represent and warrant to each other that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

9.2. Except as otherwise stated herein, the LDR Real Estate Value-Opportunity Fund will bear the expenses of the Target Entity and Acquiring Entity relating to the Reorganization, whether or not the Reorganization is consummated. The expenses of the Reorganizations shall include costs associated with obtaining board approvals, any necessary order of exemption from the 1940 Act, organizing the Acquiring Fund, preparation, printing and distribution of the N-14 Registration Statement for the Reorganization (including the prospectus/proxy statement contained therein), preparation and filing other necessary reorganization documents with the SEC to effect the Reorganization, legal fees (including the fees of counsel to the Target Entity), accounting fees, audit fees, proxy solicitation fees, Taxes and stamps, expenses of holding shareholders’ meetings, and other related administrative or operational costs (including, for example, brokerage commissions, transfer fees, exchange fees, and securities registration fees). The LDR Real Estate Value-Opportunity Fund will not bear any costs relating to the Reorganizations other than as described in this Agreement.

10.	COOPERATION AND EXCHANGE OF INFORMATION

With respect to the Reorganization, prior to the Closing and for a reasonable time thereafter, the Target Entity and the corresponding Acquiring Entity will provide each other and their respective representatives with such cooperation, assistance and information as is reasonably necessary (i) for the filing of any Tax Return, for the preparation for any audit, and for the prosecution or defense of any claim, suit or proceeding relating to any proposed adjustment, or (ii) for any financial accounting purpose. Each such party or their respective agents will retain until the applicable period for assessment under applicable law (giving effect to any and all extensions or waivers) has expired all returns, schedules and work papers and all material records or other documents relating to Tax matters and financial reporting of Tax positions of the Target Fund and the Acquiring Fund for its taxable period first ending after the Closing of the Reorganization and for all prior taxable periods for which the statute of limitation had not run at the time of the Closing, provided that a Target Entity shall not be required to maintain any such documents that it has delivered to the Acquiring Fund.

11.	INDEMNIFICATION

11.1. With respect to the Reorganization, the Acquiring Entity, out of the assets of the applicable Acquiring Fund, agrees to indemnify and hold harmless the Target Entity and the Target Entity’s officers and trustees from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which, jointly and severally, the Target Entity or any of its trustees or officers may become subject, insofar as such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on any breach by the Acquiring Entity, on behalf of the applicable Acquiring Fund, of any of its representations, warranties, covenants or agreements set forth in this Agreement. This indemnification obligation shall survive the termination of this Agreement and the Closing of the Reorganization.

11.2. With respect to the Reorganization, the Target Entity, out of the assets of the applicable Target Fund, agrees to indemnify and hold harmless the Acquiring Entity and the Acquiring Entity’s officers and trustees from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which, jointly and severally, the Acquiring Entity or any of its trustees or officers may become subject, insofar as such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on any breach by the Target Entity, on behalf of the applicable Target Fund, of any of its representations, warranties, covenants or agreements set forth in this Agreement. This indemnification obligation shall survive the termination of this Agreement and the Closing of the Reorganization.

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12.	ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES AND COVENANTS

12.1. Except as described in Section 9.2, each party agrees that no party has made any representation, warranty or covenant not set forth herein and that this Agreement constitutes the entire agreement between the parties.

12.2. The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall survive the consummation of the transactions contemplated hereunder. The covenants to be performed after the Closing shall survive the Closing.

13.	TERMINATION

This Agreement may be terminated and the transactions contemplated hereby may be abandoned with respect to one or more (or all) Reorganizations at any time prior to the Closing Date by: (i) mutual agreement of the parties; (ii) either the Acquiring Entity or the Target Entity if the Closing shall not have occurred on or before [DATE]; unless such date is extended by mutual agreement of the Acquiring Entity and the Target Entity; (iii) any party if one or more other parties shall have materially breached its obligations under this Agreement or made a material misrepresentation herein or in connection herewith which would render a condition set forth in this Agreement unable to be satisfied; or (iv) by the board of trustees of either the Target Entity or Acquiring Entity. In the event of any such termination, this Agreement shall become void and there shall be no liability hereunder on the part of any party or their respective directors/trustees or officers, except for (a) any such material breach or intentional misrepresentation or (b) the parties’ respective obligations under Sections 9.2 and 11, as to each of which all remedies at law or in equity of the party adversely affected shall survive.

14.	AMENDMENTS

This Agreement may be amended, modified or supplemented in a writing signed by the parties hereto to be bound by such Amendment; provided, however, that following the meeting of the shareholders of the Target Fund called pursuant to Section 5.1(c) of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of shares of the Acquiring Fund to be issued to the shareholders of the Target Fund under this Agreement to the detriment of such shareholders without their further approval.

15.	NOTICES

Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by facsimile, electronic delivery, personal service or prepaid or certified mail addressed to:

For the Acquiring Entity and LDR Capital:

LDR Capital Management, LLC

300 Park Avenue, Suite 501

New York, New York, 10022

With a copy to:

Practus, LLP

11300 Tomahawk Creek Parkway, Suite 310

Leawood, KS 66211

Attn: John H. Lively

For the Target Entity and Altegris:

American Assets Capital Advisers, LLC

909 Prospect Street, Suite 210
San Diego, CA 92037

With a copy to:

Thompson Hine LLP

41 South High Street, Suite 1700

Columbus, Ohio 43215

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16.	HEADINGS; GOVERNING LAW; COUNTERPARTS; ASSIGNMENT; LIMITATION OF LIABILITY

16.1. The Article and Section headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

16.2. This Agreement shall be governed by and construed in accordance with the laws of the State of Delaware and applicable federal law, without regard to its principles of conflicts of laws.

16.3. This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other parties. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

16.4. This Agreement may be executed in any number of counterparts, each of which shall be considered an original.

16.5. The Target Entity is a Delaware statutory trust. With respect to the Reorganization of the Target Fund, the Target Entity is executing this Agreement on behalf of the Target Fund only. Pursuant to the Trust Instrument of the Target Entity and Section 3804(a) of the Delaware Statutory Trust Act , there is a limitation on liability of each series such that (a) the debts, liabilities, obligations and expenses incurred, contracted or otherwise existing with respect to the Target Fund are enforceable against the assets of that Target Fund only, and not against its shareholders, Trustees, the assets of the Target Entity generally or the assets of any other series thereof, and (b) none of the debts, liabilities, obligations and expenses incurred, contracted for or otherwise existing with respect to the Target Entity generally or with respect to any other series thereof are enforceable against the assets of such Target Fund or its shareholders or Trustees.

16.6. The Acquiring Entity is a Delaware statutory trust. With respect to the Reorganization with the Acquiring Fund, the Acquiring Entity is executing this Agreement on behalf of the Acquiring Fund only. Pursuant to the Trust Instrument of the Acquiring Entity and Section 3804(a) of the Delaware Statutory Trust Act, there is a limitation on liability of each series such that (a) the debts, liabilities, obligations and expenses incurred, contracted or otherwise existing with respect to the Acquiring Fund are enforceable against the assets of that Acquiring Fund only, and not against the assets of the Acquiring Entity generally or the assets of any other series thereof, and (b) none of the debts, liabilities, obligations and expenses incurred, contracted for or otherwise existing with respect to the Acquiring Entity generally or with respect to any other series thereof are enforceable against the assets of such Acquiring Fund.

16.7. The parties expressly agree that their obligations hereunder shall not be binding upon any of their respective board members, shareholders, nominees, officers, agents, or employees personally, but, except as provided in Section 9.2 hereof, shall bind only the property of the applicable Target Fund or the applicable Acquiring Fund as provided in the Governing Documents of the applicable Target Entity or the applicable Acquiring Entity, respectively. The execution and delivery by such officers shall not be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the property of such party.

17.	PUBLICITY/CONFIDENTIALITY

17.1. The parties shall cooperate on determining the manner in which any public announcements or similar publicity with respect to this Agreement or the transactions contemplated herein are made, provided that nothing herein shall prevent either party from making such public announcements as may be required by law, in which case the party issuing such statement or communication shall use all reasonable commercial efforts to advise the other party prior to such issuance.

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17.2. The Target Entity, the Acquiring Entity, Altegris and LDR Capital (for purposes of this Section 17, the “Protected Persons”) will hold, and will cause their board members, officers, employees, representatives, agents and affiliates to hold, in confidence, and not disclose to any other person, and not use in any way except in connection with the transactions herein contemplated, without the prior written consent of the other Protected Persons, any non-public information obtained from the other Protected Persons in connection with the transactions contemplated by this Agreement, except such information may be disclosed: (i) to governmental or regulatory bodies, and, where necessary, to any other person in connection with the obtaining of consents or waivers as contemplated by this Agreement; (ii) if required by court order or decree or applicable law; (iii) if it becomes publicly available through no act or failure to act of such party; (iv) if it was already known to such party on a non-confidential basis on the date of receipt; (v) during the course of or in connection with any litigation, government investigation, arbitration, or other proceedings based upon or in connection with the subject matter of this Agreement, including, without limitation, the failure of the transactions contemplated hereby to be consummated; or (vi) if it is otherwise expressly provided for herein.

17.3. In the event of a termination of this Agreement, the Protected Persons agree that they along with their employees, representative agents and affiliates shall, and shall cause their affiliates to, except with the prior written consent of the other Protected Persons, keep secret and retain in confidence, and not use for the benefit of itself or themselves, nor disclose to any other persons, any and all confidential or proprietary information relating to the other Protected Persons and their related parties and affiliates, whether obtained through their due diligence investigation, this Agreement or otherwise, except such information may be disclosed: (i) if required by court order or decree or applicable law; (ii) if it is publicly available through no act or failure to act of such party; (iii) if it was already known to such party on a non-confidential basis on the date of receipt; (iv) during the course of or in connection with any litigation, government investigation, arbitration, or other proceedings based upon or in connection with the subject matter of this Agreement, including, without limitation, the failure of the transactions contemplated hereby to be consummated; or (v) if it is otherwise expressly provided for herein.

[Signature pages follow]

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IN WITNESS WHEREOF, the parties hereto have caused this Agreement to be approved on behalf of the Acquiring Fund and Target Fund.

Northern Lights Fund Trust, on behalf of its series identified on Exhibit A hereto	World Funds Trust, on behalf of its series identified on Exhibit A hereto

By:	By:
Name:	Name:
Title:	Title:

American Assets Capital Advisers, LLC, solely with respect to Sections 1.2(f), 5.1(a), 14, 16.3, 17.2, and 17.3	LDR Capital Management, LLC, solely with respect to 1.2(f), 5.1(a), 14, 16.3, 17.2, and 17.3

By:	By:
Name:	Name:
Title:	Title:

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EXHIBIT A

CHART OF REORGANIZATIONS

Target Trust/Fund (and share classes)	Corresponding Acquiring Trust/Fund (and share classes)
Northern Lights Funds Trust	World Funds Trust

Altegris/AACA Opportunistic Real Estate Fund Class A Shares Class C Shares Class I Shares	LDR Real Estate Value-Opportunity Fund Institutional Shares Platform Shares

Schedule 4.1(h)

Assigned Contracts

[ ]

Schedule 4.1(i)

Target Fund/Target Entity Litigation, Administrative Proceedings and Investigations

[ ]

Schedule 4.2(f)

Acquiring Fund Litigation, Administrative Proceedings and Investigations

[ ]

Schedule 5.1(f)

Target Fund Statements, Books and Records

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Type of Statements, Books or Records	Location	Method of Access

Shareholder ledger accounts including, without limitation:

●  the name, address and taxpayer identification number of each shareholder of record,

●  the number of shares of beneficial interest held by each shareholder,

●  the dividend reinvestment elections applicable to each shareholder, and

●  the backup withholding and nonresident alien withholding certifications

	[ ]	Electronic

Information in connection with the Target Fund’s cost basis reporting and related obligations under Sections 1012, 6045, 6045A, and 6045B of the Code and related Treasury Regulations

Notices or records on file with the Target Fund with respect to each shareholder, for all of the shareholders of record of the Target Fund as of the close of business on the Closing Date, who are to become holders of the Acquiring Fund as a result of the transfer of Assets

Year-end shareholder tax reporting information including ICI broker files, Tax insert letters, and supporting calculations for the Target Fund

All IRS Forms 8937 (Report of Organizational Actions Affecting Basis of Securities) filed or posted by the Target Fund

Type of Statements, Books or Records	Location	Method of Access
Statement of the respective Tax1 basis (by lot) and holding period as of the Closing Date of all portfolio securities to be transferred by the Target Fund to the Acquiring Fund

Tax books and records of the Target Fund for purposes of preparing any Tax returns required by law to be filed for Tax periods ending after the Closing Date[2]

A statement of any capital loss carryovers, for U.S. federal income tax purposes, of the Target Fund, as of the most recent Tax year end of the Target Fund, along with supporting workpapers providing information regarding any limitations on the use of such capital loss carryovers including information on any built-in gains and built-in losses of the Target Fund for purposes of applying applicable limitations on the use of such items under the Code

All Tax Returns filed by or on behalf of the Target Fund (including extensions)

Any of the following that have been issued to or for the benefit of the Target Fund: (a) rulings, determinations, holdings or opinions issued by any Tax authority and (b) Tax opinions

[1]	The terms “Tax”, “Taxes” and “Tax Return” as used in this Schedule 5.1(f) shall be as set forth in Section 4.1(l) of this Agreement.
[2]	Such Tax books and records shall include, but not be limited to, a statement of the current earnings and profits of the Target Fund for U.S. federal income tax purposes, a statement of the items that the Acquiring Fund will succeed to and take into account as a result of Section 381 of the Code and the current and historical books and records of the Target Fund to comply with regulatory requirements imposed under the Code and the Treasury Regulations for all periods including, but not limited to, up to and including the Closing Date.

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Type of Statements, Books or Records	Location	Method of Access
All books and records related to testing the qualification of the Target Fund as a regulated investment company for U.S. federal income tax purposes (e.g., distribution requirement, qualifying income requirement, quarterly asset diversification requirement)

All books and records relating to the filing of FBARs (FinCEN Form 114, Report of Foreign Bank and Financial Accounts) by the Target Fund

Current and historical books and records of the Target Fund to comply with regulatory requirements imposed under the 1940 Act, including, without limitation, Section 31(a) of the 1940 Act and the rules thereunder, for all periods including, but not limited to, up to and including the Closing Date

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Schedule 8.6

Tax Opinions

With respect to the Reorganization:

(i)	The Reorganization will constitute a “reorganization” within the meaning of Section 368(a)(1) of the Code, and each of the Acquiring Fund and the Target Fund will be a “party to a reorganization,” within the meaning of Section 368(b) of the Code.

(ii)	No gain or loss will be recognized by the Acquiring Fund upon its receipt of all the assets of the Target Fund solely in exchange for the Acquiring Fund Shares and the assumption by the Acquiring Fund of all the liabilities of the Target Fund.

(iii)	No gain or loss will be recognized by the Target Fund upon the transfer of all its assets to the Acquiring Fund solely in exchange for the Acquiring Fund’s shares and the assumption by the Acquiring Fund of all the liabilities of the Target Fund, or upon the distribution of the Acquiring Fund’s shares to the shareholders of the Target Fund, except for (A) gain or loss that may be recognized on the transfer of “section 1256 contracts” as defined in Section 1256(b) of the Code, (B) gain that may be recognized on the transfer of stock in a “passive foreign investment company” as defined in Section 1297(a) of the Code, and (C) any other gain or loss that may be required to be recognized (1) as a result of the closing of the tax year of Target Fund, or (2) upon the transfer of an asset regardless of whether such transfer would otherwise be a non-recognition transaction under the Code.

(iv)	No gain or loss will be recognized by the Target Fund Shareholders upon the exchange, pursuant to the Reorganization, of all their shares of the Target Fund solely for Acquiring Fund Shares (except with respect to cash received).

(v)	The basis of each asset of the Target Fund received by the Acquiring Fund in the Reorganization will be the same as the basis of such asset in the hands of the Target Fund immediately before the effective time of the Reorganization, adjusted for any gain or loss required to be recognized as described in (iii) above.

(vi)	The holding period of each asset of the Target Fund received by the Acquiring Fund in the Reorganization, other than assets with respect to which gain or loss is required to be recognized as described in (iii) above, will generally include the period during which such asset was held by the Target Fund.

(vii)	The Acquiring Fund will succeed to and take into account the items of each Target Fund described in Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code and the Treasury regulations thereunder.

(viii)	The aggregate tax basis of the Acquiring Fund Shares received by each Target Fund Shareholder in the Reorganization will be the same as the aggregate tax basis of the Target Fund shares exchanged therefor by such shareholder (reduced by any amount of tax basis allocable to shares for which cash is received).

(ix)	Each Target Fund Shareholder’s holding period for the Acquiring Fund Shares received in the Reorganization will include the Target Fund Shareholder’s holding period for the Target Fund shares exchanged therefor, provided that the Target Fund Shareholder held such Target Fund shares as capital assets on the date of the Reorganization.

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APPENDIX B – FINANCIAL HIGHLIGHTS OF THE ACQUIRING FUND

It is anticipated that following the Reorganization, the Acquiring Fund will be the accounting survivor of the Reorganization. The financial highlights table is intended to help you understand the Acquiring Fund’s financial performance for the period of the Acquiring Fund’s operations. It is anticipated that following the Reorganization, the Acquiring Fund will be the accounting survivor of the Reorganization. The financial highlights table is intended to help you understand the Acquiring Fund’s financial performance for the period of the Acquiring Fund’s operations. Some of this information reflects financial information for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in shares of the Acquiring Fund, assuming all dividends and distributions were reinvested.

The financial highlights for the periods presented have been audited by Tait, Weller & Baker LLP, the Acquiring Fund’s independent registered public accounting firm, whose unqualified report thereon, along with the Acquiring Fund’s financial statements, are included in the Acquiring Fund’s Form N-CSR and is incorporated by reference into the SAI. Additional performance information for the Acquiring Fund is included in the annual and semi-annual reports. The Acquiring Fund’s Form N-CSR and the SAI are available upon request.

LDR Real Estate Value-Opportunity Fund
Financial Highlights	Selected Per Share Data Throughout Each Year
	Institutional Class Shares
	Years Ended December 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of year	$10.47	$10.03	$14.48	$12.10	$13.79
Investment activities
Net investment income (loss)(1)	0.12	0.24	0.10	0.11	0.12
Net realized and unrealized gain (loss) on investments	0.84	0.77	(3.17)	4.73	(0.71)
Total from investment activities	0.96	1.01	(3.07)	4.84	(0.59)
Distributions
Net investment income	(0.26)	(0.34)	(0.29)	(0.24)	(0.19)
Realized gains	(0.28)	(0.23)	(1.09)	(2.22)	(0.91)
Total distributions	(0.54)	(0.57)	(1.38)	(2.46)	(1.10)

Net asset value, end of year	$10.89	$10.47	$10.03	$14.48	$12.10

Total Return	9.38%	10.48%	(21.25%)	40.50%	(3.79%)
Ratios/Supplemental Data
Ratios to average net assets(2)
Expenses, gross(3)(4)	3.06%	2.19%	1.97%	1.72%	1.60%
Expenses, net of management fee waivers and reimbursements(5)	2.51%	1.04%	1.23%	1.14%	1.05%
Net investment income	1.10%	2.41%	0.84%	0.74%	1.04%
Portfolio turnover rate	58.24%	20.10%	38.12%	55.36%	44.00%
Net assets, end of year (000’s)	$8,884	$16,692	$22,194	$38,418	$39,195

(1)	Per share amounts calculated using the average number of shares outstanding throughout the period.

(2)	Effective May 1, 2024, the Advisor discontinued the expense limitation agreement.

(3)	Gross expense ratio reflects the effect of interest, dividend and proxy expenses which are excluded from the Fund’s expense limitation agreement.

(4)	Ratio of total expenses before management fee waivers and reimbursements, excluding proxy costs, dividend and interest expenses, would have been; 2.57% for the year ended December 31, 2024; 2.15% 1.74%, 1.58% and 1.55% for the years ended December 31, 2023 through December 31, 2020, respectively.

(5)	Ratio of total expenses net of management fee waivers and reimbursements, excluding proxy costs, dividend and interest expenses, would have been; 2.02% for the year ended December 31, 2024; 1.00%, 1.00%, 1.00% and 1.00% for the years ended December 31, 2023 through December 31, 2020, respectively.

79

STATEMENT OF ADDITIONAL INFORMATION

FOR THE REORGANIZATION OF

Altegris/AACA Opportunistic Real Estate Fund

a series of Northern Lights Fund Trust

225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

INTO

LDR Real Estate Value Opportunity Fund

a series of World Funds Trust

8730 Stony Point Parkway, Suite 205

Richmond, Virginia 23235

July 31, 2025

This Statement of Additional Information (“SAI”) is not a prospectus but should be read in conjunction with the Proxy Statement/Prospectus dated July 31, 2025 that is being furnished to shareholders of the Altegris/AACA Opportunistic Real Estate Fund (the “Target Fund”), a fund organized as a separate series of Northern Lights Fund Trust, an open-end management investment company (“NLFT”), and LDR Real Estate Value-Opportunity Fund (the “Acquiring Fund”), a series of World Funds Trust, an open-end management investment company (“WFT”), in connection with a Special Meeting of Shareholders (the “Meeting”) called by the Board of Trustees of the Target Fund to be held at the offices of Trust located at 225 Pictoria Drive, Suite 450, Cincinnati, OH 45246 on September 10, 2025 at 10:00 a.m. Eastern time. At the Meeting, shareholders of the Target Fund will be asked to approve an Agreement and Plan of Reorganization between the Target Fund and the Acquiring Fund, pursuant to which the Target Fund would reorganize into the Acquiring Fund, and shareholders of the Target Fund would become shareholders of the Acquiring Fund (the “Reorganization”). Copies of the Proxy Statement/Prospectus may be obtained at no charge by writing the Target Fund at the address shown above or by writing the Acquiring Fund at 225 Pictoria Drive, Suite 450, Cincinnati, OH 45246, or calling the Acquiring Fund at (800) 673-0550.

Further information about the Acquiring Fund is contained in the Acquiring Fund’s Statement of Additional Information dated May 1, 2025, which is incorporated herein by reference. The Acquiring Fund’s annual or semi-annual shareholder reports are available without charge by calling (800) 673-0550 or by visiting http://ldrfunds.com. The Acquiring Fund shall be the accounting and performance survivor in the Reorganization. Additionally, there are no material differences in accounting policies of the Target Fund as compared to those of the Acquiring Fund.

Unless otherwise indicated, capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the Proxy Statement/Prospectus. The term “Fund” as used in this SAI, refers to the Target Fund.

This SAI incorporates by reference the following documents, which have each been filed with the Securities and Exchange Commission and will be sent to any shareholder requesting this SAI:

 Target Fund Prospectus and SAI dated April 30, 2025, as supplemented, filed with the SEC (File Nos. 333-122917 and 811-21720); and

(ii) Target Fund Annual Report to Shareholders for the fiscal year ended December 31, 2024 filed with the SEC (File No. 811-21720);

(iii) Target Fund Semi-Annual Report to Shareholders for the period ended June 30, 2024 filed with the SEC (File No. 811-21720); and

(iv) Acquiring Fund Prospectus and SAI dated May 1, 2025, filed with the SEC (File Nos. 333-148723 and 811-22172).

80

Part C

OTHER INFORMATION

Item 15. Indemnification

See Article VIII, Section 2 of the Registrant’s Agreement and Declaration of Trust and the section titled “Indemnification of Trustees, Officers, Employees and Other Agents” in the Registrant’s By-Laws.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (“Securities Act”), may be permitted to trustees, officers and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Securities Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issues.

Item 16. Exhibits

Subject to the rules on incorporation by reference, give a list of all exhibits filed as part of the registration statement.

Exhibit No.		Exhibit

(1)	(a)(i)	Certificate of Trust of World Funds Trust (formerly, Abacus World Funds Trust) (the “Registrant”) dated April 9, 2007 is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 241 on Form N-1A filed on October 4, 2017.

	(a)(ii)	Certificate of Amendment dated January 7, 2008 to the Registrant’s Certificate of Trust dated April 9, 2007 is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 241 on Form N-1A filed on October 4, 2017.

	(a)(iii)	Registrant’s Amended Agreement and Declaration of Trust dated April 9, 2007, and amended on June 23, 2008 and November 16, 2016 is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 237 on Form N-1A filed on August 28, 2017.

(2)		Registrant’s Amended and Restated By-Laws dated November 16, 2016 is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 237 on Form N-1A filed on August 28, 2017.

(3)		Not applicable.

(4)		Form of Agreement and Plan of Reorganization between World Funds Trust on behalf of the LDR Real Estate Value-Opportunity Fund is attached to Part A of Form N-14 as an exhibit.

(5)		Instruments Defining Rights of Security Holders are herein incorporated by reference from the Trust’s Declaration of Trust and Bylaws.

(6)	(a)	Investment Advisory Agreement between the Registrant and Union Street Partners, LLC with respect to the Union Street Partners Value Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 426 on Form N-1A filed on July 28, 2023.

(6)	(b)	Investment Sub-Advisory Agreement between Union Street Partners, LLC and McGinn Investment Management, Inc. with respect to the Union Street Partners Value Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 426 on Form N-1A filed on July 28, 2023.

(6)	(c)	Investment Advisory Agreement between the Registrant and Perkins Capital Management, Inc. with respect to the Perkins Discovery Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 426 on Form N-1A filed on July 28, 2023.

(6)	(d)	Amended and Restated Investment Advisory Agreement between the Registrant and Applied Finance Advisors, LLC with respect to the Applied Finance Dividend Fund, Applied Finance Explorer Fund and Applied Finance Select Fund (collectively, the “Applied Finance Funds”) is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 429 on Form N-1A filed on August 28, 2023.

(6)	(e)	Investment Advisory Agreement between the Registrant and LDR Capital Management, LLC with respect to the LDR Real Estate Value-Opportunity Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 426 on Form N-1A filed on July 28, 2023.

(6)	(f)	Investment Advisory Agreement between the Registrant and Clifford Capital Partners, LLC with respect to the Clifford Capital Partners Fund, the Clifford Focused Small Cap Value Fund an Clifford Capital International Value Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 420 on Form N-1A filed on January 27, 2023.

(6)	(g)	Investment Advisory Agreement between the Registrant and Vest Financial LLC, with respect to the Vest US Large Cap 10% Buffer Strategies Fund, Vest US Large Cap 20% Buffer Strategies Fund, Vest S&P 500® Dividend Aristocrats Target Income Fund and Vest Bitcoin Strategy Managed Volatility Fund is herein incorporated by reference from the Registrant’s Post Effective Amendment No. 463 on Form N-1A filed on April 29, 2024.

(6)	(h)	Management Agreement between Vest Cayman Subsidiary I and Vest Financial, LLC, with respect to the Vest Bitcoin Strategy Managed Volatility Fund is herein incorporated by reference from the Registrant’s Post-Effective No. 394 on Form N-1A filed on August 6, 2021.

(6)	(i)	Investment Advisory Agreement between the Registrant and OTG Asset Management with respect to the OTG Latin America Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 428 on Form N-1A filed on July 28, 2023.

(6)	(j)	Investment Advisory Agreement between the Registrant and Rule One Partners, LLC with respect to the Rule One Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 465 on Form N-1A filed on April 29, 2024.

(6)	(k)	Investment Advisory Agreement between the Registrant and Kanen Wealth Management, LLC with respect to the Philotimo Focused Growth and Income Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 427 on Form N-1A filed on July 28, 2023.

(6)	(l)	Investment Advisory Agreement between the Registrant and Curasset Capital Management, LLC with respect to the Curasset Capital Management Core Bond Fund and the Curasset Capital Management Limited Term Income Fund (the “Curasset Funds”) is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 426 on Form N-1A filed on July 28, 2023.

(6)	(m)	Investment Advisory Agreement between the Registrant and Vest Financial, LLC with respect to the Vest US Large Cap 10% Buffer Strategies VI Funds is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 463 on Form N-1A filed on April 29, 2024.

(6)	(n)	Investment Adviser Agreement between the Registrant and Tuttle Capital Management, LLC with respect to the T-Rex 2X Long Bitcoin Daily Target ETF, the T-Rex 2X Inverse Bitcoin Daily Target ETF, T-Rex 2X Long Ether Daily Target ETF and the T-Rex 2X Inverse Ether Daily Target ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 468 on Form N-1A filed on July 29, 2024.

(6)	(o)	Investment Adviser Agreement between the Registrant and Cook & Bynum Capital Management, LLC with respect to The Cook & Bynum Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 479 on Form N-1A filed on October 18, 2024.

(7)	(a)	Principal Underwriter Agreement between the Registrant and Foreside Fund Services, LLC dated March 9, 2021 with respect to the Philotimo Focused Growth and Income Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 384 on Form N-1A filed on April 30, 2021.

(7)	(b)	First Amendment to the Principal Underwriter Agreement dated August 24, 2021 between the Registrant and Foreside Fund Services, LLC with respect to the Curasset Funds is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 401 on Form N-1A Filed on October 20, 2021.

(7)	(c)	Novation Distribution Agreement dated September 30, 2021 between Registrant and Foreside Fund Services, LLC is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 404 on Form N-1A filed on January 28, 2022.

(7)	(d)	First Amendment to the Novation Distribution Agreement dated December 1, 2021 between the Registrant and Foreside Fund Services, LLC with respect to certain Funds of the Trust is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 409 on Form N-1A filed on April 18, 2022.

(7)	(e)	Second Amendment to the Novation Distribution Agreement dated February 23, 2022 between the Registrant and Foreside Fund Services, LLC with respect to the Vest US Large Cap 10% Buffer Strategy VI Fund and the Vest US Large Cap 20% Buffer Strategy VI Fund and the Clifford Capital International Value Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 409 on Form N-1A filed on April 18, 2022.

(7)	(f)	Third Amendment to the Novation Distribution Agreement dated February 28, 2022 between the Registrant and Foreside Fund Services, LLC with respect to the name changes for the Vest US Large Cap 10% Buffer Strategies Fund, Vest US Large Cap 20% Buffer Strategies Fund, Vest US Large Cap 10% Buffer Strategies VI Fund and the Vest US Large Cap 20% Buffer Strategies VI Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 409 on Form N-1A filed on April 18, 2022.

(7)	(g)	Fourth Amendment to the Novation Distribution Agreement dated March 28, 2022 between the Registrant and Foreside Fund Services, LLC with respect to the name change for the LDR Real Estate Value-Opportunity Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 418 on Form N-1A filed on October 3, 2022.

(7)	(h)	Fifth Amendment to the Distribution Agreement between Registrant and Foreside Fund Services, LLC with respect to the T-Rex 1.5X Long Bitcoin Daily Target ETF, the T-Rex 1.5X Inverse Bitcoin Daily Target ETF, T-Rex 1.75X Long Bitcoin Daily Target ETF, the T-Rex 1.75X Inverse Bitcoin Daily Target ETF, T-Rex 2X Long Bitcoin Daily Target ETF and the T-Rex 2X Inverse Bitcoin Daily Target ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 438 on Form N-1A filed on February 28, 2024.

(7)	(i)	Sixth Amendment to the Novated Distribution Agreement dated March 15, 2024 between Registrant and Foreside Fund Services, LLC with respect to certain Funds of the Trust is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 468 on Form N-1A filed on July 29, 2024.

(7)	(j)	Seventh Amendment to the Distribution Agreement between Registrant and Foreside Fund Services, LLC with respect to The Cook & Bynum Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 479 on Form N-1A filed on October 18, 2024.

(7)	(k)	ETF Distribution Agreement between Registrant and Foreside Fund Services, LLC with respect to the T-Rex 2X Long Bitcoin Daily Target ETF, the T-Rex 2X Inverse Bitcoin Daily Target ETF, T-Rex 2X Long Ether Daily Target ETF and the T-Rex 2X Inverse Ether Daily Target ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 468 on Form N-1A filed on July 29, 2024.

(7)	(l)	First Amendment to the ETF Distribution Agreement between Registrant and Foreside Fund Services, LLC with respect to the T-Rex 2X Long Bitcoin Daily Target ETF, the T-Rex 2X Inverse Bitcoin Daily Target ETF, T-Rex 2X Long Ether Daily Target ETF and the T-Rex 2X Inverse Ether Daily Target ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 468 on Form N-1A filed on July 29, 2024.

(7)	(m)	Form of Authorized Participant Agreement with Foreside Fund Services, LLC is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 479 on Form N-1A filed on October 18, 2024.

(8)		Not applicable.

(9)	(a)	Custody Agreement dated July 30, 2008 between the Registrant and UMB Bank, N.A., is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 241 on Form N-1A filed on October 4, 2017.

(9)	(b)	Amended Appendix B and revised Appendix C to the Custody Agreement, dated July 30, 2008, between the Registrant and UMB Bank, N.A., to include the Union Street Partners Value Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 88 on Form N-1A filed on August 15, 2014.

(9)	(c)	Amended Appendix B and revised Appendix C to the Custody Agreement, dated July 30, 2008, between the Registrant and UMB Bank, N.A., to include the Perkins Discovery Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 88 on Form N-1A filed on August 15, 2014.

(9)	(d)	Amended Appendix B and revised Appendix C to the Custody Agreement, dated August 15, 2014 between the Registrant and UMB Bank, N.A., to include the LDR Real Estate Value-Opportunity Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 418 on Form N-1A filed on October 3, 2022.

(9)	(e)	Amended Exhibit A to the Custody Agreement between the Registrant and Fifth Third Bank on behalf of certain portfolio series is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 465 on Form N-1A filed on April 29, 2024.

(9)	(f)	Amended Appendix B and revised Appendix C to the Custody Agreement dated June 15, 2008 between the Registrant and UMB Bank, N.A., to include the OTG Latin America Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 365 on Form N-1A filed on July 29, 2020.

(9)	(g)	ETF Custody Agreement between the Registrant and U.S. Bank National Association on behalf of the T-Rex 2X Long Bitcoin Daily Target ETF and the T-Rex 2X Inverse Bitcoin Daily Target ETF is herein incorporated by reference from the Registrant’s Post Effective-Amendment No. 468 on Form N-1A filed on July 29, 2024.

(9)	(h)	Custodian Agreement between the Registrant and U. S. Bank, N.A., on behalf of The Cook & Bynum Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 479 on Form N-1A filed on October 18, 2024.

(9)	(i)	ETF Custody Agreement Amendment between the Registrant and U.S. Bank National Association on behalf of the T-Rex 2X Long Ether Daily Target ETF and the T-Rex 2X Inverse Ether Daily Target ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 479 on Form N-1A filed on October 18, 2024.

(10)	(a)(1)	Amended Schedule A to the Distribution Plan Pursuant to Rule 12b-1 for Union Street Partners Value Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 100 on Form N-1A filed on October 31, 2014.

(10)	(a)(2)	Fixed Compensation Plan pursuant to Rule 12b-1 for Perkins Discovery Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 78 on Form N-1A filed on July 29, 2014.

(10)	(a)(3)	Distribution Plan Pursuant to Rule 12b-1, dated August 31, 2019, for the Investor Class Shares of the Applied Finance Funds is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 349 on Form N-1A filed on January 28, 2020.

(10)	(a)(4)	Distribution Plan Pursuant to Rule 12b-1 for the Platform Class Shares of the LDR Real Estate Value-Opportunity Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 418 on Form N-1A filed on October 3, 2022.

(10)	(a)(5)	Distribution Plan Pursuant to Rule 12b-1, dated February 23, 2022, for the Clifford Capital Partners Fund, Clifford Capital Focused Small Cap Value Fund and Clifford Capital International Value Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 409 on Form N-1A filed on April 18, 2022.

(10)	(a)(6)	Amended Distribution Plan Pursuant to Rule 12b-1 for the Vest US Large Cap 10% Buffer Strategies Fund, Vest US Large Cap 20% Buffer Strategies Fund, Vest S&P 500® Dividend Aristocrats Target Income Fund and Vest Bitcoin Strategy Managed Volatility Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 438 on Form N-1A filed on February 28, 2024.

(10)	(a)(7)	Distribution Plan Pursuant to Rule 12b-1, dated February 20, 2019 for the OTG Latin America Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 334 on Form N-1A filed on March 27, 2019.

(10)	(a)(8)	Distribution Plan Pursuant to Rule 12b-1 for the Curasset Funds is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 401 on Form N-1A filed on October 20, 2021.

(10)	(a)(9)	Distribution Plan Pursuant to Rule 12b-1 for the Vest VI Funds is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 409 on Form N-1A filed on April 18, 2022.

(10)	(a)(10)	Distribution Plan Pursuant to Rule 12b-1 for the Philotimo Focused Growth and Income Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 419 on Form N-1A filed on January 27, 2023.

(10)	(a)(11)	Distribution Plan Pursuant to Rule 12b-1 for the Rule One Fund is herein incorporated by refence from the Registrant’s Post-Effective Amendment No 465 on Form N-1A filed on April 29, 2024.

(10)	(b)(1)	Rule 18f-3 Multi-Class Plan for the Union Street Partners Value Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 480 on Form N-1A filed on January 28, 2025.

(10)	(b)(2)	Rule 18f-3 Multiple Class Plan for the Applied Finance Funds is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 349 on Form N-1A filed on January 28, 2020.

(10)	(b)(3)	Rule 18f-3 Multiple Class Plan for the Clifford Capital Partners, Clifford Capital Focused Small Cap Value Fund and Clifford Capital International Value Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 409 on Form N-1A filed on April 18, 2022.

(10)	(b)(4)	Amended Rule 18f-3 Multi-Class Plan for the Vest US Large Cap 10% Buffer Strategies Fund, Vest US Large Cap 20% Buffer Strategies Fund, Vest S&P 500® Dividend Aristocrats Target Income Fund and Vest Bitcoin Strategy Managed Volatility Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 438 on Form N-1A filed on February 28, 2024.

(10)	(b)(5)	Rule 18f-3 Multiple Class Plan for the OTG Latin America Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 416 on Form N-1A filed on August 4, 2022.

(10)	(b)(6)	Rule 18f-3 Multi-Class Plan for the Curasset Funds is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 404 on Form N-1A filed on January 28, 2022.

(10)	(b)(7)	Rule 18f-3 Multi-Class Plan for the Vest VI Funds is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 409 on Form N-1A filed on April 18, 2022.

(10)	(b)(8)	Rule 18f-3 Multi-Class Plan for the LDR Real Estate Value-Opportunity Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 418 on Form N-1A filed on October 3, 2022.

(10)	(b)(9)	Rule 18f-3 Multi-Class Plan for Rule One Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No 465 on Form N-1A filed on April 29, 2024.

(11)	(a)	Opinion and Consent of Legal Counsel for Union Street Partners Value Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 241 on Form N-1A filed on October 4, 2017.

(11)	(b)	Consent of Legal Counsel for Union Street Partners Value Fund was filed as an exhibit to the Registrant’s Post-Effective Amendment No. 480 on Form N-1A filed on January 28, 2025.

(11)	(c)	Opinion and Consent of Legal Counsel for Perkins Discovery Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 241 on Form N-1A filed on October 4, 2017.

(11)	(d)	Consent of Legal Counsel for Perkins Discovery Fund was filed as an exhibit to the Registrant’s Post-Effective Amendment No. 468 on Form N-1A filed on July 29, 2024.

(11)	(e)	Consent of Legal Counsel for Applied Finance Funds was filed as an exhibit to the Registrant’s Post-Effective Amendment No. 474 on Form N-1A filed on August 28, 2024.

(11)	(f)	Opinion and Consent of Legal Counsel for Applied Finance Core Fund (formerly Toreador Core Fund) is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 117 on Form N-1A filed on May 8, 2015.

(11)	(g)	Opinion and Consent of Counsel regarding tax matters for the reorganization of the Applied Finance Core Fund (formerly Toreador Core Fund) from the Unified Series Trust into World Funds Trust is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 129 on Form N-1A filed on August 6, 2015.

(11)	(h)	Opinion and Consent of Legal Counsel for Applied Finance Explorer Fund (formerly Toreador Explorer Fund) is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 115 on Form N-1A filed on April 29, 2015.

(11)	(i)	Opinion and Consent of Legal Counsel for Applied Finance Select Fund (formerly Toreador Select Fund) is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 183 on Form N-1A filed on June 30, 2016.

(11)	(j)	Opinion and Consent of Counsel regarding tax matters for the reorganization of the Applied Finance Dividend Fund into the Applied Finance Core Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 369 on Form N-1A filed on August 28, 2020.

(11)	(k)	Opinion of Legal Counsel for the Applied Finance Core Fund and Applied Finance Dividend Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 369 on Form N-1A filed on August 28, 2020.

(11)	(l)	Opinion and Consent of Legal Counsel for Clifford Capital Partners Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 155 on Form N-1A filed on February 8, 2016.

(11)	(m)	Consent of Legal Counsel for the Clifford Capital Partners Fund was filed as an exhibit to the Registrant’s Post-Effective Amendment No. 482 on Form N-1A filed on January 28, 2025.

(11)	(n)	Opinion and Consent of Legal Counsel for the Vest Funds is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 195 on Form N-1A filed on August 23, 2016.

(11)	(o)	Opinion and Consent of Legal Counsel for Vest Bitcoin Strategy Managed Volatility Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 394 on Form N-1A filed on August 6, 2021.

(11)	(p)	Consent of Legal Counsel for the Vest US Large Cap 10% Buffer Strategies Fund, Vest US Large Cap 20% Strategies Fund, Vest S&P 500® Dividend Aristocrats Target Income Fund and Vest Bitcoin Strategy Managed Volatility Fund was filed as an Exhibit to the Registrant’s Post-Effective Amendment N0. 484 on Form N-1A filed on February 28, 2025.

(11)	(q)	Opinion and Consent of Legal Counsel for Vest S&P 500® Dividend Aristocrats Target Income Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 230 on Form N-1A filed on July 25, 2017.

(11)	(r)	Opinion and Consent of Legal Counsel for the Vest Funds with respect to the Class Y Shares is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 285 on Form N-1A filed on February 27, 2018.

(11)	(s)	Opinion and Consent of Legal Counsel for OTG Latin America Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 328 on Form N-1A filed on February 27, 2019.
(11)	(t)	Opinion and Consent of Legal Counsel for the OTG Latin America Fund with respect to the addition of Institutional Class Shares is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 418 on Form N-1A filed on October 3, 2022.

(11)	(u)	Consent of Legal Counsel for the OTG Latin America Fund was filed as an exhibit to the Registrant’s Post-Effective Amendment No. 470 on Form N-1A filed on July 29, 2024.

(11)	(v)	Opinion and Consent of Legal Counsel for Rule One Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 334 on Form N-1A filed on March 27, 2019.

(11)	(w)	Consent of Legal Counsel for the Rule One Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 486 on Form N-1A filed on April 30, 2025.

(11)	(z)	Opinion and Consent of Legal Counsel for the Philotimo Focused Growth and Income Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 384 on Form N-1A filed on April 30, 2021.

(11)	(y)	Consent of Legal Counsel for the Philotimo Focused Growth and Income Fund was filed as an exhibit to the Registrant’s Post-Effective Amendment No. 469 on Form N-1A filed on July 29, 2024.

(11)	(z)	Opinion and Consent of Legal Counsel for the Union Street Partners Value Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 385 on Form N-1A filed on April 30, 2021.

(11)	(aa)	Opinion and Consent of Legal Counsel for the Curasset Funds is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 401 on Form N-1A filed on October 20, 2021.

(11)	(bb)	Consent of Legal Counsel for the Curasset Funds was filed as an exhibit to the Registrant’s Post-Effective Amendment No 483 on Form N-1A filed on January 28, 2025.

(11)	(cc)	Opinion and Consent of Legal Counsel for the Vest VI Funds is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 408 on Form N-1A on March 7, 2022.

(11)	(dd)	Consent of Legal Counsel for the Vest VI Funds is filed as an exhibit to the Registrant’s Post-Effective Amendment No. 488 on Form N-1A on April 30, 2025.

(11)	(ee)	Consent of Legal Counsel for the LDR Real Estate Value-Opportunity Fund was filed as an exhibit to the Registrant’s Post-Effective Amendment No. 485 on Form N-1A on April 30, 2025.

(11)	(ff)	Opinion and Consent of Legal Counsel regarding legality of securities registered with respect to the T-Rex 2X Long Bitcoin Daily Target ETF and the T-Rex 2X Inverse Bitcoin Daily Target ETF was filed as an exhibit to the Registrant’s Post-Effective Amendment No. 460 on Form N-1A filed on April 26, 2024.

(11)	(gg)	Opinion and Consent of Legal Counsel regarding legality of securities registered with respect to The Cook & Bynum Fund was filed as an exhibit to the Registrant’s Post-Effective Amendment No. 473 on Form N-1A filed on August 21, 2024.

(11)	(hh)	Consent of Legal Counsel for The Cook & Bynum Fund was filed as an exhibit to the Registrant’s Post-Effective Amendment No. 481 on Form N-1A filed on January 28, 2025.

(11)	(ii)	Opinion and Consent of Legal Counsel regarding legality of securities registered with respect to the T-Rex 2X Long Ether Daily Target ETF and the T-Rex 2X Inverse Ether Daily Target ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 479 on Form N-1A filed on October 18, 2024.

(11)	(jj)	Consent of Legal Counsel for the T-Rex 2X Long Bitcoin Daily Target ETF, the T-Rex 2X Inverse Bitcoin Daily Target ETF, the T-Rex 2X Long Ether Daily Target ETF and the T-Rex 2X Inverse Ether Daily Target ETF was filed as an exhibit to the Registrant’s Post-Effective Amendment No. 487 on Form N-1A on April 30, 2025.

(11)	(kk)	Opinion and Consent of Legal Counsel regarding legality of securities registered with respect to the LDR Real Estate Value-Opportunity Fund pursuant to Form N-14 in connection with the reorganization – (To be filed by amendment)

(12)		Opinion and consent of Legal Counsel supporting the tax matters and consequences to shareholders discussed in the prospectus (To be filed by Amendment)

(13)	(a)(1)	Transfer Agent Servicing Agreement between the Registrant and U.S. Bank Global Fund Services, LLC on behalf of the T-Rex 2X Long Bitcoin Daily Target ETF and the T-Rex 2X Inverse Bitcoin Daily Target ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 468 on Form N-1A filed on July 29, 2024.

(13)	(a)(2)	Transfer Agent Servicing Agreement Amendment between the Registrant and U.S. Bank Global Fund Services, LLC on behalf of the T-Rex 2X Long Ether Daily Target ETF and the T-Rex 2X Inverse Ether Daily Target ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 479 on Form N-1A filed on October 18, 2024.

(13)	(a)(3)	Fund Services Agreement dated December 1, 2015 between the Registrant and Commonwealth Fund Services, Inc. is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 157 on Form N-1A filed on February 23, 2016.

(13)	(a)(4)	Amendment No. 1 and Exhibit A to the Fund Services Agreement dated December 1, 2015 between the Registrant and Commonwealth Fund Services, Inc. on behalf of the Union Street Partners Value Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 275 on Form N-1A filed on January 29, 2018.

(13)	(a)(5)	Exhibit A to the Fund Services Agreement dated December 1, 2015 between the Registrant and Commonwealth Fund Services, Inc. on behalf of the Perkins Discovery Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 190 on Form N-1A filed on July 29, 2016.

(13)	(a)(6)	Fund Services Agreement between the Registrant and Commonwealth Fund Services, Inc. on behalf of the LDR Real Estate Value-Opportunity Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 418 on Form N-1A filed on October 3, 2022.

(13)	(a)(7)	Fund Services Agreement dated August 29, 2019 between the Registrant and Commonwealth Fund Services, Inc. on behalf of the Clifford Capital Partners Fund, Clifford Capital Focused Small Cap Value Fund and the and the Clifford Capital International Value Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 409 on Form N-1A filed on April 18, 2022.

(13)	(a)(8)

Fund Services Agreement between the Registrant and Commonwealth Fund Services, Inc. on behalf of the Vest US Large Cap 10% Buffer Strategies Fund, Vest US Large Cap 20% Buffer Strategies Fund, Vest S&P 500® Dividend Aristocrats Target Income Fund and Vest Bitcoin Strategy Managed Volatility Fund, Vest US Large Cap 10% Buffer Strategies VI Fund, Vest US Large Cap 20% Buffer Strategies VI Fund (the “Vest Family of Funds”) is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 438 on Form N-1A filed on February 28, 2024.

(13)	(a)(9)	Fund Services Agreement dated August 29, 2019 between the Registrant and Commonwealth Fund Services, Inc. on behalf of the Applied Finance Funds is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 349 on Form N-1A filed on January 28, 2020.

(13)	(a)(10)	Fund Services Agreement dated June 1, 2021 between the Registrant and Commonwealth Fund Services, Inc. on behalf of the OTG Latin America Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 404 on Form N-1A filed on January 28, 2022.

(13)	(a)(11)	Fund Services Agreement dated February 20, 2019 between the Registrant and Commonwealth Fund Services, Inc. on behalf of the Rule One Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 334 on Form N-1A filed on March 27, 2019.

(13)	(a)(12)	Fund Services Agreement between the Registrant and Commonwealth Fund Services, Inc. on behalf of the Philotimo Focused Growth and Income Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 384 on Form N-1A filed on April 30, 2021.

(13)	(a)(13)	Fund Services Agreement between the Registrant and Commonwealth Fund Services, Inc. on behalf of the Curasset Funds is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 401 on Form N-1A filed on October 20, 2021.

(13)	(a)(14)	Fund Services Agreement between the Registrant and Commonwealth Fund Services, Inc. on behalf of the T-Rex 2X Long Bitcoin Daily Target ETF, T-Rex 2X Inverse Bitcoin Daily Target ETF, T-Rex 2X Long Ether Daily Target ETF and the T-Rex 2X Inverse Ether Daily Target ETF is herein incorporated by reference from the Registrant’s Post Effective- Amendment No. 468 on Form N-1A filed on July 29, 2024.

(13)	(a)(15)	ETF Fund Accounting Services Agreement between the Registrant and U.S. Bank Global Fund Services, LLC, on behalf of the T-Rex 2X Long Bitcoin Daily Target ETF and the T-Rex 2X Inverse Bitcoin Daily Target ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 468 on Form N-1A filed on July 29, 2024.

(13)	(a)(16)	Fund Services Agreement between the Registrant and Commonwealth Fund Services, Inc. on behalf of The Cook & Bynum Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 479 on Form N-1A filed on October 18, 2024.

(13)	(a)(17)	ETF Fund Accounting Servicing Agreement Amendment between the Registrant and U.S. Bank Global Fund Services, on behalf of the T-Rex 2X Long Ether Daily Target ETF and the T-Rex Inverse Ether Daily Target ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 479 on Form N-1A filed on October 18, 2024.

(13)	(a)(18)	Fund Sub-Administration Servicing Agreement between the Registrant, Commonwealth Fund Services, Inc. and U.S. Bank Global Fund Services on behalf of the T-Rex 2X Long Bitcoin Daily Target ETF and the T-Rex 2X Inverse Bitcoin Daily Target ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 468 on Form N-1A filed on July 29, 2024.

(13)	(a)(19)	Fund Sub-Administration Servicing Agreement Amendment between the Registrant, Commonwealth Fund Services, Inc. and U.S. Bank Global Fund Services on behalf of the T-Rex 2X Long Ether Daily Target ETF and the T-Rex 2X Inverse Ether Daily Target ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 479 on Form N-1A filed on October 18, 2024.

(13)	(b)(1)	Expense Limitation Agreement between the Registrant and Union Street Partners, LLC with respect to the shares of the Union Street Partners Value Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 480 on Form N-1A filed on January 28, 2025.

(13)	(b)(2)	Expense Limitation Agreement between the Registrant and Perkins Capital Management, Inc. with respect to shares of the Perkins Discovery Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 468 on Form N-1A filed on July 29, 2024.

(13)	(b)(3)	Amended Expense Limitation Agreement between the Registrant and Applied Finance Advisors, LLC is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 474 on Form N-1A filed on August 28, 2024.

(13)	(b)(4)	Expense Limitation Agreement between the Registrant and Vest Financial LLC, with respect to the Vest US Large Cap 10% Buffer Strategies Fund, Vest US Large Cap 20% Buffer Strategies Fund, Vest S&P 500® Dividend Aristocrats Target Income Fund and Vest Bitcoin Strategy Managed Volatility Fund is herein incorporated by reference from the Registrant’s Post Effective Amendment No. 484 on Form N-1A filed on April 30, 2025.

(13)	(b)(5)	Expense Limitation Agreement between the Registrant and OTG Asset Management, Ltd. with respect to the OTG Latin America Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 474 on Form N-1A filed on August 28, 2024.

(13)	(b)(6)	Expense Limitation Agreement between the Registrant and Rule One Partners, LLC with respect to the Rule One Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 486 on Form N-1A filed on April 30, 2025.

(13)	(b)(7)	Expense Limitation Agreement between the Registrant and Clifford Capital Partners, LLC with respect to the Clifford Capital Partners Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 482 on Form N-1A filed on January 28, 2025.

(13)	(b)(8)	Expense Limitation Agreement between the Registrant and Kanen Wealth Management, LLC with respect to the Philotimo Focused Growth and Income Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 469 on Form N-1A filed on July 29, 2024.

(13)	(b)(9)	Expense Limitation Agreement between Registrant and Curasset Capital Management, LLC with respect to the Curasset Funds is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 483 on Form N-1A filed on January 28, 2025.

(13)	(b)(10)	Expense Limitation Agreement between Registrant and Vest Financial, LLC with respect to the Vest VI Funds is herein incorporated by reference from the Registrant’s Post Effective Amendment No. 488 on Form N-1A filed on April 30, 2025.

(13)	(b)(11)	Expense Limitation Agreement between Registrant and Cook & Bynum Capital Management, LLC with the respect to The Cook & Bynum Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 479 on Form N-1A filed on October 18, 2024.

(13)	(c)(1)	Shareholder Services Plan, dated December 21, 2016 (Schedule A amended August 29, 2019), with respect to Institutional Class Shares and Investor Class Shares to the Applied Finance Funds is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 349 on Form N-1A filed on January 28, 2020.

(13)	(c)(2)	Amended Shareholder Services Plan with respect to the Vest US Large Cap 10% Buffer Strategies Fund, Vest US Large Cap 20% Buffer Strategies Fund, Vest S&P 500® Dividend Aristocrats Target Income Fund and Vest Bitcoin Strategy Managed Volatility Fund, Institutional Class Shares, Investor Class Shares, Class A Shares, Class C Shares and Class R Shares is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 438 on Form N-1A filed on February 28, 2024.

(13)	(c)(3)	Amended Shareholder Services Plan with respect to the LDR Real Estate Value-Opportunity Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 418 on Form N-1A filed on October 3, 2022.

(13)	(c)(4)	Shareholder Services Plan, dated February 20, 2019, with respect to the OTG Latin America Fund Class A Shares and Class C Shares is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 334 on Form N-1A filed on March 27, 2019.

(13)	(c)(5)	Shareholder Services Plan with respect to the Philotimo Focused Growth and Income Fund Institutional Shares is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 384 on Form N-1A filed on April 30, 2021.

(13)	(c)(6)	Shareholder Services Plan with respect to the Curasset Funds Class A, Investor Class and Institutional Class is herein incorporated by reference from the Registrant’s Post-Effective Amendment No 401 on Form N-1A filed on October 20, 2021.

(13)	(c)(7)	Shareholder Services Plan with respect to the Vest VI Funds Class I and Class Y is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 409 on Form N-1A filed on April 18, 2022.

(13)	(c)(8)	Shareholder Services Plan with respect to the Clifford Capital Partners Fund, Clifford Capital Focused Small Cap Value Fund and Clifford Capital International Value Fund for the Investor and Institutional Shares is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 409 on Form N-1A filed on April 18, 2022.

(13)	(c)(9)	Shareholder Services Plan with respect to the Rule One Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 465 on Form N-1A filed on April 29, 2024.

(14)	(a)	Consent of Independent Registered Public Accounting firm for Union Street Partners Value Fund was filed as an exhibit to the Registrant’s Post-Effective Amendment No. 480 on Form N-1A filed on January 28, 2025.

(14)	(b)	Consent of Independent Registered Public Accounting firm for Perkins Discovery Fund was filed as an exhibit to the Registrant’s Post-Effective Amendment No. 468 on Form N-1A filed on July 29, 2024.

(14)	(c)	Consent of Independent Registered Public Accounting firm for the LDR Real Estate Value-Opportunity was filed as an exhibit to the Registrant’s Post-Effective Amendment No. 485 on Form N-1A filed on April 30, 2025.

(14)	(d)	Consent of Independent Registered Public Accounting firm for the Applied Finance Funds was filed as an exhibit to the Registrant’s Post-Effective Amendment No. 474 on Form N-1A filed on August 28, 2024.

(14)	(e)	Consent of Independent Registered Public Accounting firm for the Clifford Capital Partners Fund was filed as an exhibit to the Registrant’s Post-Effective Amendment No. 482 on Form N-1A filed on January 28, 2025.

(14)	(f)	Consent of Independent registered Public Accounting firm for the Vest US Large Cap 10% Buffer Strategies Fund, Vest US Large Cap 20% Strategies Fund, Vest S&P 500® Dividend Aristocrats Target Income Fund and Vest Bitcoin Strategy Managed Volatility Fund was filed as an Exhibit to the Registrant’s Post-Effective Amendment N0. 484 on Form N-1A filed on February 28, 2025.

(14)	(g)	Consent of Independent Registered Public Accounting firm for Vest VI Funds is filed as an exhibit to the Registrant’s Post-Effective amendment No. 488 on Form N-1A on April 30, 2025.

(14)	(h)	Consent of Independent Registered Public Accounting firm for the OTG Latin America Fund was filed as an exhibit to the Registrant’s Post-Effective Amendment No. 470 on Form N-1A on July 29, 2024.

(14)	(i)	Consent of Independent Registered Public Accounting firm for Rule One Fund was filed as an exhibit to the Registrant’s Post-Effective Amendment No 485 on Form N-1A filed on April 30, 2025.

(14)	(j)	Consent of Independent Registered Public Accounting firm for Philotimo Focused Growth and Income Fund was filed as an exhibit to the Registrant’s Post-Effective Amendment No. 469 on Form N-1A filed on July 29, 2024.

(14)	(k)	Consent of Independent Registered Public Accounting firm for Curasset Funds was filed as an exhibit to the Registrant’s Post-Effective Amendment No. 483 on Form N-1A filed on January 28, 2025.

(14)	(l)	Consent of Independent Registered Public Accounting firm for The Cook & Bynum Fund was filed as an exhibit to the Registrant’s Post-Effective Amendment No. 481 on Form N-1A filed on January 28, 2025.

(14)	(m)	Consent of Independent Registered Public Accounting firm for the T-Rex 2X Long Bitcoin Daily Target ETF, the T-Rex 2X Inverse Bitcoin Daily Target ETF, the T-Rex 2X Long Ether Daily Target ETF and the T-Rex 2X Inverse Ether Daily Target ETF was filed as an exhibit to the Registrant’s Post-Effective Amendment No. 487 on Form N-1A on April 30, 2025.

(14)	(n)	Consent of Independent Registered Public Accounting firm for LDR Real Estate Value-Opportunity Fund. (Filed herewith)

(15)		Not applicable.

(16)		Powers of Attorney are herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 480 on Form N-1A filed on January 28, 2025.

(17)		Not applicable.

Item 17. Undertakings

(1)	The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act [17 CFR 230.145c], the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)	The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3)	The undersigned Registrant agrees to file by Post-Effective Amendment an opinion of counsel supporting the tax matters and consequences to shareholders as discussed in this registration statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the Registrant, World Funds Trust, has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Richmond, and Commonwealth of Virginia, on this 30th day of June, 2025.

WORLD FUNDS TRUST

By:	/s/ Karen M. Shupe
Karen M. Shupe
Treasurer and Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated

Signature	Title	Date

*Dr. David J. Urban	Trustee	June 30, 2025

*Mary Lou H. Ivey	Trustee	June 30, 2025

*Laura V. Morrison	Trustee	June 30, 2025

/s/ Karen M. Shupe	Treasurer and Principal Executive Officer	June 30, 2025

/s/ Ann T. MacDonald	Assistant Treasurer and Principal Financial Officer	June 30, 2025

*By: /s/ Karen M. Shupe

*Attorney-in-fact pursuant to Powers of Attorney

EXHIBITS

(14)	(n)	Consent of Independent Registered Public Accounting firm for LDR Real Estate Value-Opportunity Fund.

PROXY	PROXY

NORTHERN LIGHTS FUND TRUST

SPECIAL MEETING OF SHAREHOLDERS TO BE HELD ON SEPTEMBER 10, 2025

225 Pictoria Drive, Suite 450, Cincinnati, OH 45246

Altegris/AACA Opportunistic Real Estate Fund

THIS PROXY IS BEING SOLICITED BY THE BOARD OF TRUSTEES. The undersigned shareholder(s) of the above-mentioned Fund (the “Target Fund”) hereby appoints Stephanie Shearer, James Colantino and Kevin Wolf or any one of them true and lawful attorneys with power of substitution of each, to vote all shares of the Fund which the undersigned is entitled to vote, at the Special Meeting of Shareholders to be held on September 10, 2025 at 10:00 a.m., Eastern Time, at the offices of Ultimus Fund Solutions, LLC located at 225 Pictoria Drive, Suite 450, Cincinnati, OH 45246, and at any or all adjournments or postponements thereof. In their discretion, the proxy holders named above are authorized to vote upon such other matters as may properly come before the meeting or any adjournments or postponements.

Receipt of the Notice of the Special Meeting and the accompanying Proxy Statement is hereby acknowledged. THIS PROXY CARD WILL BE VOTED AS INSTRUCTED. IF NO SPECIFICATION IS MADE AND THE PROXY CARD IS EXECUTED, THE PROXY CARD WILL BE VOTED “FOR” THE PROPOSAL SET FORTH ON THE REVERSE.

CONTROL #:

SHARES:
Note: Please date and sign exactly as the name appears on this proxy card. When shares are held by joint owners/tenants, at least one holder should sign. When signing in a fiduciary capacity, such as executor, administrator, trustee, attorney, guardian etc., please so indicate. Corporate and partnership proxies should be signed by an authorized person.

Signature(s) (Title(s), if applicable)

Date

PLEASE VOTE VIA THE INTERNET OR TELEPHONE OR MARK, SIGN, DATE AND RETURN THIS PROXY USING THE ENCLOSED ENVELOPE

CONTINUED ON THE REVERSE SIDE

EVERY SHAREHOLDER’S VOTE IS IMPORTANT!

VOTE THIS PROXY CARD TODAY!

THE BOARD RECOMMENDS THAT SHAREHOLDERS VOTE “FOR” THE PROPOSAL

INSTRUCTIONS: TO VOTE, MARK BOXES BELOW IN BLUE OR BLACK INK AS SHOWN HERE:

	FOR	AGAINST	ABSTAIN
1. To approve an Agreement and Plan of Reorganization (the “Plan”) providing for: (i) the acquisition of the assets and assumption of the liabilities of the Target Fund by the LDR Real Estate Value-Opportunity Fund (the “Acquiring Fund”), a series of World Funds Trust, a Delaware statutory trust, in exchange for shares of the Acquiring Fund of equal value to the net assets of the Target Fund; (ii) the pro rata distribution of such shares to the shareholders of the Target Fund; and (iii) the complete liquidation and dissolution of the Target Fund, all upon the terms and conditions set forth in the Plan;	☐	☐	☐

To transact any other business that may properly come before the Meeting or any adjournment thereof in the discretion of the proxies or their substitutes.

You may have received more than one proxy card due to more than one investment in the Fund.

PLEASE REMEMBER TO VOTE ALL OF YOUR PROXY CARDS!

PLEASE FOLD ALONG THE PERFORATION, DETACH AND RETURN THE UPPER PORTION IN THE ENCLOSED ENVELOPE.

 CONTINUED AND TO BE SIGNED ON REVERSE SIDE

IMPORTANT NOTICE REGARDING THE AVAILABILITY OF PROXY MATERIALS FOR THE

SPECIAL MEETING OF SHAREHOLDERS TO BE HELD ON SEPTEMBER 10, 2025

THE PROXY STATEMENT AND THE NOTICE OF SPECIAL MEETING OF SHAREHOLDERS FOR THIS MEETING

ARE AVAILABLE AT: WWW.OKAPIVOTE.COM/ALTEGRIS